[Logo]

ANNUAL REPORT
OCTOBER 31, 1995

NORWEST ADVANTAGE FUNDS
NORWEST BANK MINNESOTA, N.A.
Investment Adviser
Transfer Agent
Custodian

FORUM FINANCIAL SERVICES, INC.
Manager and Distributor

NOT FDIC INSURED

I SHARES

EQUITY FUNDS
Diversified Equity Fund
Growth Equity Fund

COMPONENT EQUITY FUNDS
Large Company Growth Fund
Small Company Growth Fund
International Fund
Income Equity Fund
Index Fund

BALANCED FUNDS
Conservative Balanced Fund
Moderate Balanced Fund
Growth Balanced Fund

FIXED INCOME FUNDS
Intermediate U.S. Government Fund
Managed Fixed Income Fund
Stable Income Fund

A SHARES AND B SHARES
International Fund

NORWEST ADVANTAGE FUNDS
ANNUAL REPORT
                                             OCTOBER 31, 1995


                                                                            PAGE
                                                                            ----

A MESSAGE TO OUR SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . .      1

INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA
  Equity Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2
  Component Equity Funds . . . . . . . . . . . . . . . . . . . . . . . .      4
  Balanced Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9
  Fixed Income Funds . . . . . . . . . . . . . . . . . . . . . . . . . .     12

FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
  Statements of Assets and Liabilities . . . . . . . . . . . . . . . . .     16
  Statements of Operations . . . . . . . . . . . . . . . . . . . . . . .     18
  Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . .     20
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .     22
  Supplementary Unaudited Information. . . . . . . . . . . . . . . . . .     30
  Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .     31
  Schedules of Investments
     Equity Funds:
       Diversified Equity Fund . . . . . . . . . . . . . . . . . . . . .     33
       Growth Equity Fund. . . . . . . . . . . . . . . . . . . . . . . .     36
     Component Equity Funds:
       Large Company Growth Fund . . . . . . . . . . . . . . . . . . . .     38
       Small Company Growth Fund . . . . . . . . . . . . . . . . . . . .     40
       International Fund. . . . . . . . . . . . . . . . . . . . . . . .     42
       Income Equity Fund. . . . . . . . . . . . . . . . . . . . . . . .     43
       Index Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .     45
     Balanced Funds:
       Conservative Balanced Fund. . . . . . . . . . . . . . . . . . . .     52
       Moderate Balanced Fund. . . . . . . . . . . . . . . . . . . . . .     59
       Growth Balanced Fund. . . . . . . . . . . . . . . . . . . . . . .     66
     Fixed Income Funds:
       Intermediate U.S. Government Fund . . . . . . . . . . . . . . . .     72
       Managed Fixed Income Fund . . . . . . . . . . . . . . . . . . . .     73
       Stable Income Fund. . . . . . . . . . . . . . . . . . . . . . . .     75
     Independent Auditors' Report (Norwest Advantage Funds). . . . . . .     77

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
  Statements of Assets and Liabilities . . . . . . . . . . . . . . . . .     80
  Statements of Operations . . . . . . . . . . . . . . . . . . . . . . .     81
  Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . .     82
  Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .     83
  Portfolios of Core Trust (Delaware) Small Company Portfolio. . . . . .     87
     International Portfolio II. . . . . . . . . . . . . . . . . . . . .     91
     International Portfolio . . . . . . . . . . . . . . . . . . . . . .     94
     Index Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . .     97
  Independent Auditors' Report (Core Trust (Delaware)) . . . . . . . . .    104

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                         January 2, 1996
Dear Shareholders:

We are pleased to present the annual report for the Norwest Advantage Funds ('Advantage Funds') for the period ending October 31, 1995. This report contains important information about the composition of the funds, pertinent financial information, and management summaries.

Following a difficult year in 1994, financial assets resumed the advance that began in the fall of 1990. The S&P 500 Index gained 26.4% from November 11, 1994 (commencement of operations) through the end of October 31, 1995 ('year-to-date'), and many bond market indices were up 12% or more. Slowing economic momentum and minimal inflationary pressure, the so called 'soft landing,' was the driving force behind these significant increases. For equity investors, this strong gain was a welcome reprieve following three years of sub-10% returns for the S&P 500 Index. For bond investors, 1995 was also a welcome change after a sharp reversal in the direction of interest rates had triggered one of the worst years on record.

The Advantage Funds delivered solid results during this period as well. The Small Company Growth Fund and the Large Company Growth Fund produced the best year-to-date equity results, gaining 37.1% and 27.5%, respectively. International stocks lagged, with the International Fund up 7.5% year-to-date. The Diversified Equity Fund and the Growth Equity Fund, which minimize these wide style differences by investing a fixed amount in several different equity styles, have gained 24.0% and 21.1%, respectively, for the fiscal year ended October 31, 1995. Each of the fixed income funds is up between 7% and 12% on a year-to-date basis.

Asset growth has been quite strong this year due to both significant investor inflows and market appreciation. Advantage Fund assets are up over $760 million so far this year to approximately $3.1 billion. Drawn by the potential for higher returns, investors diverted cash flows away from lower risk, fixed income investments toward higher risk, equity products. The Growth Equity Fund led all others with new cash inflows of approximately $133 million. There were also substantial cash inflows into Diversified Equity Fund, Index Fund, Moderate Balanced Fund, Growth Balanced Fund and Stable Income Fund.

As we conclude 1995 and move into 1996, there will be many factors both positively and negatively influencing the markets. We have never believed, nor do we believe now, that we can foresee what direction the markets will take over the next six to twelve months. Forecasting market peaks and market troughs is a difficult, if not impossible, endeavor. As a result, our approach to investing will remain unchanged during the coming months and years as we continue to focus on earning your business with each and every investment decision.

Thank you for choosing the Norwest Advantage Funds. We appreciate your continued confidence in our investment process and products, and we look forward to serving you for many years to come.

                                         Sincerely
                                         JOHN Y. KEFFER
                                         John Y. Keffer
                                         Chairman
                                         Norwest Advantage Funds

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
EQUITY FUNDS                                                   OCTOBER 31, 1995
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
              MANAGERS

The period since November 10, 1994, the inception date of the Fund, has generally been very rewarding to equity investors. During this period, the Fund experienced a 24.0% gain. Widely held, large capitalization issues started a rally early in January that persisted through May. At that point, the S&P 500 Index had outpaced over 90% of all equity mutual funds with its 17.4% return in comparison to the 9.8% gain for the average equity mutual fund. However, the tide turned in June with small company stocks, and growth oriented stocks in general, taking over the reins. The Russell 2000 Index gained 11.3% during June and July alone. This rally centered primarily around technology and finance issues early on and then began to broaden during August and September. October, the final month of the fiscal period, produced a minor correction for most equity investors with technology stocks taking the hardest hit.

The small company portfolio style utilized in the Diversified Equity Fund has shown the strongest gains on the heels of the mid year rally in small stocks with a 35.4% return. Not far behind, the large company growth portfolio style and the income equity portfolio style have performed very solidly as well each gaining more than 26%. The index portfolio style followed the Standard & Poor's 500 Index pace, returning 24.6% since November 10, 1994. International investors experienced significantly lower returns during this same period. Despite this, the international equity portfolio style, with its period return of 4.2%, has outpaced the EAFE (Europe, Australia, Far East) Index, which returned -0.4% for the year ended October 31, 1995.

GROWTH EQUITY FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
             MANAGERS

This globally diversified equity fund posted a strong gain of 21.1% for the period beginning with the inception date of November 10, 1994 and ending October 31, 1995. Small capitalization stocks, especially growth oriented issues, accelerated past the S&P 500 Index during June and July. Much of these gains were attributable to investors' increased attraction to technology companies. For the year ended October 31, 1995, the Russell 2000 Index of small stocks returned 18.3%. While very strong, the mid year burst was not enough to surpass the year-long gains of the S&P 500 Index of widely held issues which had returned 26.4% as of October. Similar to the rise in small company issues, more established growth companies with larger capitalization characteristics also began to pick up speed as the year progressed. However, in October, investors were forced to give back a small portion of the gains as the stock market experienced a very broad based correction. Despite this minor setback, 1995 has been a very good year for U.S. stocks. International stocks, in which this Fund invests roughly 30% of its assets, have not performed as well over this relatively short period of time. Concerns over the economic conditions in Japan and Latin America have been the major factors on dragging down this investment group. For the year ended October 31, the EAFE (Europe, Australia, Far East) Index has shown a return of -0.4%.

The small company portfolio style utilized in the Growth Equity Fund has shown the strongest gains on the heels of the mid-year rally in small stocks with a 35.4% return. Not far behind, the large company growth portfolio style performed very solidly as well, gaining more than 26%. International investors experienced significantly lower returns during this same period. Despite this, the international equity portfolio style, with its period return of 4.2%, significantly outpaced its EAFE Index.

                                        2

                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
EQUITY FUNDS (continued)                                        OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in DIVERSIFIED EQUITY FUND and GROWTH EQUITY FUND, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                            DIVERSIFIED EQUITY FUND
                                      VS.
                          STANDARD & POOR'S 500 INDEX

VALUE ON 10/31/95
Diversified Equity Fund $26,242
Standard & Poor's 500 Index $25,795
                        AVERAGE ANNUAL TOTAL RETURN
                      -------------------------------
                        DIVERSIFIED        S&P 500
                        EQUITY FUND         INDEX
                      ---------------   -------------
One Year                  22.55%           26.41%
Five Year                 17.49%           17.22%              [GRAPH]
Since Inception           15.14%           14.87%
     on 1/1/89

                               GROWTH EQUITY FUND
                                      VS.
                          STANDARD & POOR'S 500 INDEX

VALUE ON 10/31/95
Growth Equity Fund $25,675
Standard & Poor's 500 Index $22,900

                        AVERAGE ANNUAL TOTAL RETURN
                      -------------------------------
                          GROWTH           S&P 500
                        EQUITY FUND         INDEX
                      ---------------   -------------
One Year                  19.67%           26.41%
Five Year                 19.97%           17.22%              [GRAPH]
Since Inception           15.57%           13.60%
     on 5/1/89

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS' RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.
                                       3
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
COMPONENT EQUITY FUNDS                                          OCTOBER 31, 1995

--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND

MANAGED BY: JOHN S. DALE

The Large Company Growth Fund has benefited over the past year with a return of 27.5%, as investors returned to high quality growth stocks. After a two year period of market neglect, growth stocks at the beginning of 1994 were selling at extremely attractive valuations. Investors returned first to defensive oriented growth stocks, then to more dynamic growth issues. The Fund was aided further over the past year as it is focused exclusively on dynamic, high quality companies. These companies are growing long term earnings in excess of 22% on average.

Strong performance has been spread across a broad base of holdings. Particularly strong stocks included Intel and Microsoft in technology, Charles Schwab and T. Rowe Price in financial services, First Data and Danka in business services, and Coca Cola in consumer products. Portfolio turnover has been relatively low as the Fund's holdings continue to meet or exceed our fundamental expectations. In addition, due to their outstanding earnings growth, these companies continue to offer very attractive relative valuations.

We are in the early stages of a growth stock revival. Near term as the average U.S. company's earnings growth rate moderates to a 6%-7% trend line rate, the 22% average growth rate we expect for the Fund's holdings bodes well for future investment performance. Long term, fewer high return reinvestment opportunities dictate that investors must assume higher levels of risk to obtain higher levels of return. The Fund is well positioned in rapidly growing companies, with outstanding high quality fundamental characteristics and attractive valuations. We believe that this combination should provide superior investment returns with reasonable levels of risk.

SMALL COMPANY GROWTH FUND

MANAGED BY: ROBERT B. MERSKY

In fiscal 1995, the Small Company Growth Fund rose 37.1%, comparing favorably with increases of 18.3% in the Russell 2000 small stock index, 34.2% for the NASDAQ OTC Composite and 26.4% in the S&P 500.

Boosting full-year returns:

     Rapidly growing 'discovery phase' stocks outpaced the good results turned in by 'overlooked' stocks, attracting support from investors seeking bright earnings growth prospects during a period when a slowing economy appears likely to retard corporate profits in general.

     Technology, business service, health care and financial stocks were the Fund's top performers.

After pausing in 1994, small stocks have resumed their upward trend:

     Equity investors are responding to a favorable investment environment, shifting their focus toward companies whose sustainable growth is independent of macroeconomic forces.

     1995's strong results reflect, in part, a rebound from a lackluster 1994 when 80% of all stocks retreated 20% from their highs.

     As the year has progressed, early-year distress for international investors has given way to a strong domestic equity investment climate with falling interest rates, moderate economic growth and subdued inflation.

The Fund's recent performance and current characteristics confirm that the cycle favoring small cap investments is intact:

     Even after their 200% rise from 1991 to 1995, following a 7 1/2 year period of underperformance in the 1980's, small stocks are positioned for continued strong performance.

     The continuing appeal of small cap investments is clear based on the Fund's 23% long-term earnings growth prospects which dramatically exceed 7% growth for the general market.

     Valuations on forward-twelve-months' earnings are nearly identical to the market's, leaving substantial appreciation potential yet to be realized.

                                       4
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
PERFORMANCE DATA
COMPONENT EQUITY FUNDS (continued)                              OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in LARGE COMPANY GROWTH FUND and SMALL COMPANY GROWTH FUND, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index and Russell 2000 Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                           LARGE COMPANY GROWTH FUND
                                      VS.
                          STANDARD & POOR'S 500 INDEX

VALUE ON 10/31/95
Large Company Growth Fund $39,888
Standard & Poor's 500 Index $42,070
                    AVERAGE ANNUAL TOTAL RETURN
              ---------------------------------------
                                            S&P 500
              LARGE COMPANY GROWTH FUND      INDEX
              -------------------------    ----------
One Year                26.52%               26.41%
Five Year               19.68%               17.22%              [GRAPH]
Ten Year                14.84%               15.45%

                           SMALL COMPANY GROWTH FUND
                                      VS.
                               RUSSELL 2000 INDEX

VALUE ON 10/31/95
Small Company Growth Fund $66,138
Russell 2000 Index $30,601
                      AVERAGE ANNUAL TOTAL RETURN
               -----------------------------------------
                                            RUSSELL 2000
               SMALL COMPANY GROWTH FUND       INDEX
               -------------------------    ------------
One Year                 35.35%                18.35%
Five Year                31.26%                22.09%              [GRAPH]
Ten Year                 20.79%                11.83%

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS' RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       5
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
COMPONENT EQUITY FUNDS (continued)                              OCTOBER 31, 1995

--------------------------------------------------------------------------------

INTERNATIONAL FUND

MANAGED BY: SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.

International markets were dominated by three factors over the past six months:
(i) a recovery in the U.S. dollar against the Japanese yen since August, (ii) evidence of weaker than expected economic growth in Japan and Europe, and (iii) visible attempts by the Japanese authorities to address some of the problems affecting their economy. These were positive factors for equity returns measured in local currency terms but the dollar recovery reduced the returns when translated into U.S. dollars.

The Japanese stock market bottomed in July. Since then, we have added significantly to our Japanese holdings. The turning point came when the government admitted that the economy had problems requiring action. Subsequently announced measures so far have addressed the easy issues; resolution of the bad debt problems of the financial sector and much needed de-regulation of the economy have not yet been attained. Sector performance was led by manufacturing companies (where we have a heavy bias) and other domestic cyclical sectors; defensive sectors and financials (where we are void of any position) lagged.

In Europe, markets are beginning to emerge from the consolidation pattern that has prevailed since January 1994. The worst performing markets (of those we invest in) over the quarter and year-to-date were France and Italy, both of which have weak governments. Where markets have confidence in governments (Germany, Netherlands, Switzerland) or economies are benefiting from cheap currencies (UK, Spain, Scandinavia), markets are moving to all-time highs.

Hong Kong continued to strengthen as pessimism with respect to the local real estate market and China's hard economic landing eased. Elsewhere, Southeast Asian markets all reflected, to varying degrees, concern about overheating of local economies. Still, the continued overweight position in the developed and emerging markets of Asia reflects our belief in the long term growth potential of these countries' economies. Having reached excessively high levels twenty months ago, stock prices have returned to levels where, by historical standards, they are cheap. Although there are clearly apparent economic risks, we believe these to be fully reflected in prices.

The portfolio has a hedge totaling 9% of total assets out of yen into U.S. dollars. We anticipate a sharp fall in the next 12 months in the Japanese balance of payments as the economy recovers and the 'J-curve' effect exaggerates the deterioration as the yen weakens. At such times in the past, the yen has been weak and our partial hedge is designed to address the risk of this happening again.

INCOME EQUITY FUND

MANAGED BY: DAVID L. ROBERTS

The Fund's performance was in line with the general market (as measured by the S&P 500 Index), advancing 27.1% over the last year. The technology sector was the most significant contributor to Fund performance. The Fund's largest technology holding virtually doubled over the past year. Other sectors that helped performance included health care, consumer staples and finance. Health care is a good example of our taking advantage of out-of-favor companies and industries over a market cycle as a means to add value. The finance sector is another example of an overweight that performed well.

The Fund's emphasis is on high-quality, mid-to-large cap stocks and the Fund is positioned to take advantage of economic recovery in foreign economies, as well as trends in the U.S. economy. Many of the Fund's companies derive substantial revenues and profits from non-U.S. sources. Capital goods companies should benefit not only from recovering foreign economies but also from general demographic trends as companies emphasize capital investments to improve overall productivity. The Fund has close to a maximum overweight position in capital goods to take advantage of these trends. The energy sector is also heavily-weighted in the portfolio to take advantage of the higher dividend yields and the improving fundamentals in that sector.

As of the end of the Fund's fiscal year, the Fund's five largest common stock holdings were AT&T, Hewlett Packard, Dun & Bradstreet, Eastman Kodak and Honeywell.

                                       6
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
COMPONENT EQUITY FUNDS (continued)                              OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in INTERNATIONAL FUND and INCOME EQUITY FUND, including reinvested dividends and distributions, and the performance of the Morgan Stanley MSCI EAFE Index and Standard & Poor's 500 Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                              INTERNATIONAL FUND*
                                      VS.
                         MORGAN STANLEY MSCI EAFE INDEX

VALUE ON 10/31/95
International Fund $17,819
MSCI EAFE Index $14,522
                          AVERAGE ANNUAL TOTAL RETURN
                  -------------------------------------------
                  INTERNATIONAL    INTERNATIONAL
                      FUND             FUND
                    I SHARES         A SHARES       MSCI EAFE
                  -------------    -------------    ---------
One Year              2.55%              N.A.         -0.37%
Five Year             8.28%              N.A.          6.95%
[GRAPH]
Since Inception       7.10%           11.58%*          4.53%
     on 6/1/87

                               INCOME EQUITY FUND
                                      VS.
                          STANDARD & POOR'S 500 INDEX

VALUE ON 10/31/95
Income Equity Fund $40,624
Standard & Poor's 500 Index $42,070
                        AVERAGE ANNUAL TOTAL RETURN
                     ----------------------------------
                                             S&P 500
                     INCOME EQUITY FUND       INDEX
                     ------------------    ------------
One Year                   25.99%             26.41%
Five Year                  16.23%             17.22%              [GRAPH]
Ten Year                   15.05%             15.45%

* INFORMATION PRESENTED IS FOR THE INTERNATIONAL FUND'S I SHARES. PERFORMANCE OF OTHER CLASSES OF SHARES MAY BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. INCEPTION DATE FOR THE FUND'S A SHARES IS 4/1/95.

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND, IN THE CASE OF INTERNATIONAL FUND, HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. PERFORMANCE FOR THE COLLECTIVE TRUST FUND, IN THE CASE OF INTERNATIONAL FUND, REFLECTS THE HISTORIC EXPENSE RATIO OF THE MUTUAL FUND IN WHICH THE COLLECTIVE TRUST FUND INVESTED, WHICH IS MANAGED BY SCHRODER CAPITAL MANAGEMENT INC. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS' RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       7
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
COMPONENT EQUITY FUNDS (continued)                              OCTOBER 31, 1995

--------------------------------------------------------------------------------

INDEX FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
            MANAGERS

This Fund, which seeks to duplicate the return of the Standard & Poor's 500 Index, participated in the market's year-long rally to produce a return of 26.9% as of October 31. This group of stocks outperformed a majority of the equity funds available to investors through the middle of the year, and managed to retain its superiority over most actively managed funds through October. Technology stocks were the biggest winners this year with financial services and health care issues not far behind. Toward the end of this fiscal period, consumer related stocks began to show signs of strengthening in anticipation of the holiday season.

We have experienced a wider than anticipated margin between the Fund and the Index during this year's very strong equity market. The S&P 500 Index has returned 26.4% for the period from November 10, 1994 to October 31, 1995. In light of this, Norwest Investment Management has taken steps to improve the tracking error. Beginning in 1996 the expense ratio for the Fund will be decreased from its current level of 0.50% or 50 basis points to 0.25% or 25 basis points. We will be employing the services of a third party index software system that will bring our current portfolio composition from 96% of the market capitalization of the index to 100%. Furthermore, we will be managing the liquidity, or cash position, of the portfolio through the widely used practice of purchasing near-term S&P 500 Index futures contracts. The end result of these changes should result in lower fees and improved performance for investors.

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in INDEX FUND including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index and Lehman Intermediate Government/Corporate Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                                   INDEX FUND
                                      VS.
                          STANDARD & POOR'S 500 INDEX

VALUE ON 10/31/95
Index Fund $26,629
Standard & Poor's 500 Index $27,890
                       AVERAGE ANNUAL TOTAL RETURN
                      ------------------------------
                                          S&P 500
                        INDEX FUND         INDEX
                      --------------    ------------
One Year                  25.02%           26.41%
Five Year                 16.68%           17.22%              [GRAPH]
Since Inception           11.84%           12.44%
     on 2/1/87

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS'
RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       8
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
BALANCED FUNDS                                                  OCTOBER 31, 1995

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
             MANAGERS

This portfolio, which as a 25%/75% stock and bond mix, has returned 12.5% from its inception date of November 11, 1994 through October 31, 1995. Fixed income investors have been rewarded this past year as interest rates have declined since January, which has an uplifting effect on bond prices. Inflation, bond investors' worst enemy, has remained in check throughout the year as the Federal Reserve's 'soft landing' economic scenario continues to unfold. This is all great news to the fixed income markets and they have responded accordingly. The Lehman Brothers Intermediate Government/Corporate Bond

Index has gained about 12.5% over the past year. Likewise, equity investors have experienced an exceptional year. Technology stocks have been attracting the greatest attention with financial services and health care stocks not far behind. The Standard & Poor's 500 Index has returned 26.4% over the past year.

The diversified bond portfolio style, which makes up 50% of this Fund's assets, has turned in solid results since its November 10, 1994 inception date with a return of 10.9% through October 31, 1995. This style was composed solely of the managed fixed income portfolio until May of this year when assets were divided evenly between the three portfolios that currently comprise the diversified bond style: managed fixed income, positive return bond and total return bond. The stable income style that contains 15% of the Fund's assets contributed a 7.2% return for the period, and the short maturity investment portfolio, 10% of the Fund, returned 5.8%. The diversified equity portfolio style, which is 25% of the Fund's assets, had a very good year, returning 24% through October.

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in CONSERVATIVE BALANCED FUND including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index and Lehman Intermediate Government/Corporate Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                           CONSERVATIVE BALANCED FUND
                                      VS.
                           STANDARD & POOR'S 500 AND
                 LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX

VALUE ON 10/31/95
Conservative Balanced Fund $17,425
Standard & Poor's 500 Index $22,900
Lehman Intermediate Government/Corporate Index $17,629
                        AVERAGE ANNUAL TOTAL RETURN
                  ----------------------------------------
                                               LEHMAN
                  CONSERVATIVE              INTERMEDIATE
                    BALANCED     S&P 500     GOVERNMENT/
                      FUND        INDEX    CORPORATE INDEX
                  ------------   -------   ---------------
One Year             12.04%      26.41%         12.54%
Five Year             9.35%      17.22%          8.73%              [GRAPH]
Since Inception       8.90%      13.60%          9.11%
     on 5/1/89


PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS'
RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       9
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
BALANCED FUNDS (continued)                                      OCTOBER 31, 1995

--------------------------------------------------------------------------------

MODERATE BALANCED FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
            MANAGERS

This portfolio, which as a 40%/60% stock and bond mix, has returned 15.0% from its November 10, 1994 inception date through October 31, 1995. Fixed income investors have been rewarded this past year as interest rates have declined since January, which has an uplifting effect on bond prices. Inflation, bond investors' worst enemy, has remained in check throughout the year as the Federal Reserve's 'soft landing' economic scenario continues to unfold. This is all great news to the fixed income markets and they have responded accordingly. The Lehman Brothers Intermediate Government/Corporate Bond Index has gained about 12.5% over the past year. Likewise, equity investors have experienced an exceptional year. Technology stocks have been attracting the greatest attention with financial services and health care stocks not far behind. The Standard & Poor's 500 Index has returned 26.4% over the past year.

The diversified bond portfolio style, which makes up 45% of this Fund's assets, has turned in solid results since its November 10, 1994 inception date with a return of 10.9% through October 31, 1995. This style was composed solely of the managed fixed income portfolio until May of this year when assets were divided evenly between the three portfolios that currently comprise the diversified bond style: managed fixed income, positive return bond and total return bond. The stable income style that contains 15% of the Fund's assets contributed a 7.2% return for the period. The diversified equity portfolio style, which is 40% of the Fund's assets, has had a very good year as well, returning 24% through October.

GROWTH BALANCED FUND

MANAGED BY: NORWEST INVESTMENT MANAGEMENT, MULTIPLE
            MANAGERS

This portfolio, which as a 65%/35% stock and bond mix, has returned 18.4% from its inception date of November 10, 1994 through October 31, 1995. Equity investors have experienced an exceptional year so far in 1995. Widely-held, large capitalization issues started a rally early in January that persisted through May. However, the tide turned in June as small company and growth oriented stocks took over the reins. October, the final month of the fiscal period, produced a minor correction for most equity investors with technology stocks taking the hardest hit, forcing many investors to give back a small portion of their year-to-date gains. Technology stocks were clearly in the spotlight throughout most of this fiscal year with financial services and health care stocks not far behind. For the year ended October 31, 1995, the Standard & Poor's 500 Index has returned 26.4% and the Russell 2000 Index of small stocks has gained 18.3%. Fixed income investors have also been rewarded so far this year as declining interest rates have produced higher bond prices. Inflation, bond investors' worst enemy, has remained in check throughout the year as the Federal Reserve's 'soft landing' economic scenario continues to unfold. The Lehman Brothers Intermediate Government/Corporate Bond Index has gained about 12.5% over the past year.

The diversified bond portfolio style, which makes up 35% of this Fund's assets, has turned in solid results since its November 10, 1994 inception date with a return of 10.9% through October 31, 1995. This style was composed solely of the managed fixed income portfolio until May of this year when assets were divided evenly between the three portfolios that currently comprise the diversified bond style: managed fixed income, positive return bond and total return bond. The diversified equity portfolio style, which is 65% of the Fund's assets, has had a very strong year as well, returning 24% through October.

                                       10
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
BALANCED FUNDS (continued)                                      OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in MODERATE BALANCED FUND and GROWTH BALANCED FUND, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 and Lehman Intermediate Government/Corporate Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                             MODERATE BALANCED FUND
                                      VS.
                           STANDARD & POOR'S 500 AND
                 LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX

VALUE ON 10/31/95
Moderate Balanced Fund $18,907
Standard & Poor's 500 Index $22,900
Lehman Government/Corporate Index $17,629
                      AVERAGE ANNUAL TOTAL RETURN
                  ------------------------------------
                  MODERATE                 LEHMAN
                  BALANCED   S&P 500     GOVERNMENT/
                    FUND      INDEX    CORPORATE INDEX
                  --------   -------   ---------------
One Year           14.46%    26.41%         12.54%
Five Year          11.03%    17.22%          8.73%              [GRAPH]
Since Inception    10.28%    13.60%          9.11%
     on 5/1/89

                              GROWTH BALANCED FUND
                                      VS.
                           STANDARD & POOR'S 500 AND
                 LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX

VALUE ON 10/31/95
Growth Balanced Fund $20,188
Standard & Poor's 500 Index $22,900
Lehman Intermediate Government/Corporate Index $17,629
                      AVERAGE ANNUAL TOTAL RETURN
                  ------------------------------------
                                           LEHMAN
                                        INTERMEDIATE
                   GROWTH               INTERMEDIATE
                  BALANCED   S&P 500     GOVERNMENT/
                    FUND      INDEX    CORPORATE INDEX
                  --------   -------   ---------------
One Year           17.51%    26.41%         12.54%
Five Year          13.48%    17.22%          8.73%              [GRAPH]
Since Inception    11.39%    13.60%          9.11%
     on 5/1/89

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS'
RETURN. THE  COLLECTIVE  TRUST FUND  WAS  NOT REGISTERED  UNDER  THE  INVESTMENT
COMPANY ACT OF 1940 (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       11
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
FIXED INCOME FUNDS                                              OCTOBER 31, 1995

--------------------------------------------------------------------------------

INTERMEDIATE U. S. GOVERNMENT FUND

MANAGED BY: MARJORIE H. GRACE

The fiscal year ended October 31, 1995, with yields significantly lower across the Treasury curve, as economic data began to show that the economy was losing steam. The largest move of the 1995 bond rally began in mid-January and ended in the first part of June. In early July, the market was disappointed when the Fed lowered rates by only 0.25%, causing yields to spike half of a point upward in one week alone. For the remainder of the summer, the bulls and bears fought it out before either view emerged as dominant. The market continued its volatile trading range, with the bulls winning out, pushing yields even lower by the end of October.

We expect positive market returns for the remainder of 1995 and into 1996. We are focusing on a low volatility style that provides returns consistent with the market. We will manage our maturity close to our benchmark, with a core portfolio of U. S. Treasury notes supplemented with higher yielding U.S. Agency notes and mortgage backed securities. We have implemented a team management approach during 1995 to add additional portfolio management depth. Our goal is to provide improved and consistent positive total returns for our shareholders.

MANAGED FIXED INCOME FUND

MANAGED BY: WILLIAM D. GIESE

The fixed income markets experienced two distinctly different environments during the Fund's fiscal year. Yields fell sharply across all maturities from November of 1994 to May of 1995, as investors became convinced that the economy had successfully completed a 'soft landing' and was on a path to grow at a sustainable, low inflation pace that would allow the Federal Reserve to reduce interest rates. With lower rates translating into higher bond prices, total returns were generous.

From the end of May until the end of October, the market moved sideways in a series of brief rallies and sell-offs, as signs of a rebound in economic activity as well as uncertainty surrounding the upcoming budget negotiations offset continuing good news on inflation. In the environment, current income was more important than price changes as a contributor to total returns.

The Fund trailed its benchmark as the market rallied in the first half of the year, then outperformed its benchmark since May. The Fund returned 11.3% for the period from the November 10, 1994 inception through October 31, 1995. Portfolio duration (a measure of Fund volatility), versus the benchmark explains much of that pattern. Coming into the year, the Fund's duration was shorter than the benchmark. While that lower volatility structure had benefited the Fund by controlling losses as bond prices fell in 1994's bear market, it muted the Fund's price appreciation in this year's rally. The Fund's duration was steadily increased during fiscal 1995 to better track its benchmark.

Turning to sectors, with the yield advantage of corporate bonds over governments becoming very narrow, the Fund's allocation to corporates was cut back during the year and the proceeds reinvested in Treasury and agency issues. This had the effect of increasing the average credit quality of the portfolio. Allocations to asset-backed and mortgage-backed securities remained relatively constant.

                                       12
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
FIXED INCOME FUNDS (continued)                                  OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

The following chart reflects a comparison of a change in value of a $10,000 investment in INTERMEDIATE U.S. GOVERNMENT FUND and MANAGED FIXED INCOME FUND, including reinvested dividends and distributions, and the performance of the Lehman Intermediate Government Index and Lehman Intermediate Government/Corporate Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                       INTERMEDIATE U.S. GOVERNMENT FUND
                                      VS.
                      LEHMAN INTERMEDIATE GOVERNMENT INDEX

VALUE ON 10/31/95
Intermediate U.S. Government Fund $20,289
Lehman Intermediate Government Index $23,264
                              AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------
                            INTERMEDIATE        LEHMAN
                             GOVERNMENT      INTERMEDIATE
                                FUND       GOVERNMENT INDEX
                            ------------   ----------------
One Year                       11.31%           11.79%
Five Year                       7.21%            8.36%              [GRAPH]
Ten Year                        7.33%            8.81%

                           MANAGED FIXED INCOME FUND
                                      VS.
                 LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX

VALUE ON 10/31/95
Managed Fixed Income Fund $21,582
Lehman Intermediate Government/Corporate Index $23,666
                     AVERAGE ANNUAL TOTAL RETURN
             --------------------------------------------
             MANAGED FIXED        LEHMAN INTERMEDIATE
              INCOME FUND     GOVERNMENT/CORPORATE INDEX
             --------------   ---------------------------
One Year         10.59%                 12.54%
Five Year        7.28%                   8.73%              [GRAPH]
Ten Year         8.00%                   9.00%

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS' RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT
COMPANY ACT OF 1940 (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       13
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
FIXED INCOME FUNDS (continued)                                  OCTOBER 31, 1995

--------------------------------------------------------------------------------

STABLE INCOME FUND

MANAGED BY: KARL P. TOURVILLE

The last year has been a profitable one for bond market investors as slowing economic momentum fueled one of the largest bond market rallies in history. The fiscal year ended October 31, 1995 saw a considerable flattening in the yield curve as long treasury yields declined approximately 1.75% throughout the course of the year. Economic fundamentals continued to strengthen through the latter half of 1994 as strong gross domestic product (GDP) and capacity utilization levels exacerbated bond market inflationary fears. However, the bulls charged through the gate as the economy dramatically slowed through a holiday season that was expected to be brisk. It has taken the better part of 1995 to correct an inventory build-up which constrained GDP numbers through the first half of 1995. In addition, slowing consumer spending levels and a lack of inflationary pressure has further supported the rally in interest rates.

Yields on the 1-year Treasury Bills fell from 6.22% on November 1, 1994 to 5.54% on October 31, 1995, while the benchmark 30-year bond yields declined from 8.06% to 6.33% over the same time period. This rally resulted in investors more than recouping losses experienced during the 1994 bear market. Investors in the short end of the yield curve benefited from the favorable interest rate environment and tightening spread levels.

The Stable Income Fund's continued emphasis on a diversified portfolio of quality mortgage backed, asset backed and corporate securities resulted in significant outperformance over the last year. The Fund returned 7.20% versus 6.18% for the One Year Treasury Bill Index during this time period. We continue to pay close attention to any pick-up in prepayment expectations and spread widening pressure while maintaining a yield higher than that of the benchmark. As we look ahead to 1996, we feel the Fund is well positioned versus its index.

                                       14
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

PERFORMANCE DATA
FIXED INCOME FUNDS (continued)                                  OCTOBER 31, 1995

--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT--COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

    The following chart reflects a comparison of a change in value of a $10,000 investment in STABLE INCOME FUND, including reinvested dividends and distributions, and the performance of the U.S. Treasury Bills Index. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                               STABLE INCOME FUND
                                      VS.
                       ONE YEAR U.S. TREASURY BILLS INDEX

VALUE ON 10/31/95
Stable Income Fund $10,720
One Year U.S. Treasury Bills Index $10,597
                     AVERAGE ANNUAL
                      TOTAL RETURN
                   ------------------
                             ONE YEAR
                               U.S.
                   STABLE    TREASURY
                   INCOME     BILLS
                    FUND      INDEX
                   ------    --------
Since Inception    7.39%       5.97%              [GRAPH]
   on 10/31/94

PERFORMANCE INFORMATION INCLUDES THE PERFORMANCE OF THE FUND'S PREDECESSOR COLLECTIVE TRUST FUND FOR PERIODS BEFORE THE FUND'S REGISTRATION STATEMENT BECAME EFFECTIVE ON NOVEMBER 11, 1994. PERFORMANCE FOR THE COLLECTIVE TRUST FUND HAS BEEN ADJUSTED TO INCLUDE THE EFFECT OF ESTIMATED EXPENSES BASED UPON THE MUTUAL FUND EXPENSE RATIO AS STATED IN THE FUND'S CURRENT PROSPECTUS. INDEX RETURNS DO NOT REFLECT EXPENSES, WHICH HAVE BEEN DEDUCTED FROM THE FUNDS'
RETURN. THE COLLECTIVE TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF (THE '1940 ACT') OR SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE COLLECTIVE TRUST FUND HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED.

                                       15
                                                         NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                                                                            LARGE           SMALL
                                                       DIVERSIFIED         GROWTH          COMPANY         COMPANY
                                                          EQUITY           EQUITY          GROWTH           GROWTH
                                                           FUND             FUND            FUND             FUND
                                                       ------------     ------------     -----------     ------------
Assets
    Investment in International Portfolio of Core
      Trust (Delaware) (Note 2)*.....................  $         --     $         --     $        --     $         --
    Investments in affiliated funds (Note 2)*........   354,451,019      365,723,592              --               --
    Portfolio investments, at value (Note 2)*........   359,500,414      201,570,870      64,050,007      274,933,053
    Collateral for securities loaned (Note 6)........    41,220,563       50,214,081      15,912,416       35,559,725
    Interest, dividends and other receivables........       186,529           39,409          12,518            5,170
    Receivable for securities sold...................            --               --              --        3,622,698
    Receivable for fund shares sold..................       891,539          523,439          29,764          441,225
    Receivable from manager..........................            --               --           4,243           52,516
    Organization costs, net of amortization (Note
      2).............................................        48,111           48,111          48,111           48,111
                                                       ------------     ------------     -----------     ------------
Total assets.........................................   756,298,175      618,119,502      80,057,059      314,662,498
                                                       ------------     ------------     -----------     ------------
Liabilities
    Payable for securities purchased.................     2,360,202        2,523,408          88,200          610,986
    Payable for securities loaned (Note 6)...........    41,220,563       50,214,081      15,912,416       35,559,725
    Payable for fund shares redeemed.................       759,705          596,957         428,711           54,668
    Accrued advisory or administration fees..........       393,042          433,082          35,387          213,992
    Accrued transfer agency fees.....................       151,170          120,301          13,611           59,442
    Accrued management fees..........................       126,808           36,446              --               --
    Other accrued expenses...........................       175,776          190,950          11,810          105,811
                                                       ------------     ------------     -----------     ------------
Total liabilities....................................    45,187,266       54,115,225      16,490,135       36,604,624
                                                       ------------     ------------     -----------     ------------
Net assets...........................................  $711,110,909     $564,004,277     $63,566,924     $278,057,874
                                                       ------------     ------------     -----------     ------------
                                                       ------------     ------------     -----------     ------------
Components of net assets
    Capital paid in..................................  $582,114,003     $474,452,890     $50,242,309     $207,673,086
    Accumulated undistributed net investment
      income.........................................     7,056,692        1,473,473              --               --
    Accumulated undistributed net realized gain
      (loss) from investments........................     9,649,973       21,000,402         553,135       26,789,711
    Net unrealized appreciation from investments.....   112,290,241       67,077,512      12,771,480       43,595,077
    Net unrealized appreciation of investments of
      International Portfolio of Core Trust
      (Delaware).....................................            --               --              --               --
                                                       ------------     ------------     -----------     ------------
Net assets...........................................  $711,110,909     $564,004,277     $63,566,924     $278,057,874
                                                       ------------     ------------     -----------     ------------
                                                       ------------     ------------     -----------     ------------
Net assets by class of shares
    I Shares.........................................  $711,110,909     $564,004,277     $63,566,924     $278,057,874
    A Shares.........................................            --               --              --               --
    B Shares.........................................            --               --              --               --
                                                       ------------     ------------     -----------     ------------
Net assets...........................................  $711,110,909     $564,004,277     $63,566,924     $278,057,874
                                                       ------------     ------------     -----------     ------------
                                                       ------------     ------------     -----------     ------------
Shares of beneficial interest, no par value
    I Shares.........................................    25,833,522       20,912,679       2,694,915        9,272,470
    A Shares.........................................            --               --              --               --
    B Shares.........................................            --               --              --               --
Net asset value per share
    I Shares.........................................        $27.53           $26.97          $23.59           $29.99
    A Shares (maximum offering price per share
      $18.82)........................................            --               --              --               --
    B Shares.........................................            --               --              --               --
*Investments at cost.................................  $601,661,192     $500,216,950     $51,278,527     $231,337,976
                                                       ------------     ------------     -----------     ------------
                                                       ------------     ------------     -----------     ------------


                                                       INTERNATIONAL
                                                           FUND
                                                       -------------
Assets
    Investment in International Portfolio of Core
      Trust (Delaware) (Note 2)*.....................   $92,310,228
    Investments in affiliated funds (Note 2)*........            --
    Portfolio investments, at value (Note 2)*........            --
    Collateral for securities loaned (Note 6)........            --
    Interest, dividends and other receivables........         1,560
    Receivable for securities sold...................            --
    Receivable for fund shares sold..................        17,489
    Receivable from manager..........................            --
    Organization costs, net of amortization (Note
      2).............................................        48,111
                                                       -------------
Total assets.........................................    92,377,388
                                                       -------------
Liabilities
    Payable for securities purchased.................            --
    Payable for securities loaned (Note 6)...........            --
    Payable for fund shares redeemed.................       265,797
    Accrued advisory or administration fees..........        20,050
    Accrued transfer agency fees.....................        20,050
    Accrued management fees..........................        42,941
    Other accrued expenses...........................        16,072
                                                       -------------
Total liabilities....................................       364,910
                                                       -------------
Net assets...........................................   $92,012,478
                                                       -------------
                                                       -------------
Components of net assets
    Capital paid in..................................   $88,613,653
    Accumulated undistributed net investment
      income.........................................     1,578,349
    Accumulated undistributed net realized gain
      (loss) from investments........................    (1,858,530)
    Net unrealized appreciation from investments.....            --
    Net unrealized appreciation of investments of
      International Portfolio of Core Trust
      (Delaware).....................................     3,679,006
                                                       -------------
Net assets...........................................   $92,012,478
                                                       -------------
                                                       -------------
Net assets by class of shares
    I Shares.........................................   $91,401,370
    A Shares.........................................       216,242
    B Shares.........................................       394,866
                                                       -------------
Net assets...........................................   $92,012,478
                                                       -------------
                                                       -------------
Shares of beneficial interest, no par value
    I Shares.........................................     5,081,851
    A Shares.........................................        12,032
    B Shares.........................................        22,051
Net asset value per share
    I Shares.........................................        $17.99
    A Shares (maximum offering price per share
      $18.82)........................................        $17.97
    B Shares.........................................        $17.91
*Investments at cost.................................   $88,631,222
                                                       -------------
                                                       -------------

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

                                                                OCTOBER 31, 1995

--------------------------------------------------------------------------------


                                                                               INTERMEDIATE      MANAGED
  INCOME                       CONSERVATIVE      MODERATE         GROWTH           U.S.           FIXED          STABLE
  EQUITY          INDEX          BALANCED        BALANCED        BALANCED       GOVERNMENT        INCOME         INCOME
   FUND            FUND            FUND            FUND            FUND            FUND            FUND           FUND
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$        --    $         --    $         --    $         --    $         --    $         --    $         --    $        --
         --              --      18,154,224      74,705,837     129,476,132              --              --             --
 49,014,761     185,413,364     117,531,079     300,324,698     246,682,367      50,428,205     169,695,897     48,021,487
  6,259,531      15,747,410       2,649,115      26,615,642      25,261,556       2,483,213      38,367,059      5,948,625
     48,303         259,103         975,332       2,462,469       1,390,416         706,202       1,815,013        375,269
         --              --              --              --              --       2,056,978              --             --
     15,658         629,299         139,519         526,401         161,427          11,458          43,522         45,491
      2,427          31,786          23,503              --              --           2,308          24,387          1,227
     48,111          48,111          48,111          48,111          48,111          48,111          48,111         48,111
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
 55,388,791     202,129,073     139,520,883     404,683,158     403,020,009      55,736,475     209,993,989     54,440,210
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
         --              --          12,600       3,192,897         899,788       2,999,856              --             --
  6,259,531      15,747,410       2,649,115      26,615,642      25,261,556       2,483,213      38,367,059      5,948,625
     90,865          65,655          28,769         501,414       1,574,636          10,084          46,702        378,345
     20,687          23,201          52,215         166,784         184,788          14,091          28,151         12,219
     10,343          38,667          29,008          78,672          79,650          10,674          36,438         10,182
         --              --              --          23,977          23,383              --              --             --
      7,361          57,568          39,365         105,541         104,048           5,544          62,674          4,271
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
  6,388,787      15,932,501       2,811,072      30,684,927      28,127,849       5,523,462      38,541,024      6,353,642
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$49,000,004    $186,196,572    $136,709,811    $373,998,231    $374,892,160    $ 50,213,013    $171,452,965    $48,086,568
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$39,815,787    $151,409,397    $121,967,271    $326,725,838    $318,399,018    $ 44,802,545    $152,152,306    $45,373,286
    940,343       3,001,143       5,722,348      12,483,311       8,984,346       3,785,503      10,159,007      2,247,375
    (25,794)      1,288,749       1,622,358       4,667,750       2,833,476         849,868       1,828,032        186,598
  8,269,668      30,497,283       7,397,834      30,121,332      44,675,320         775,097       7,313,620        279,309
         --              --              --              --              --              --              --             --
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$49,000,004    $186,196,572    $136,709,811    $373,998,231    $374,892,160    $ 50,213,013    $171,452,965    $48,086,568
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$49,000,004    $186,196,572    $136,709,811    $373,998,231    $374,892,160    $ 50,213,013    $171,452,965    $48,086,568
         --              --              --              --              --              --              --             --
         --              --              --              --              --              --              --             --
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$49,000,004    $186,196,572    $136,709,811    $373,998,231    $374,892,160    $ 50,213,013    $171,452,965    $48,086,568
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
  2,040,062       6,729,105       7,506,036      18,851,385      17,646,020         810,182       6,141,084      4,485,961
         --              --              --              --              --              --              --             --
         --              --              --              --              --              --              --             --
     $24.02          $27.67          $18.21          $19.84          $21.25          $61.98          $27.92         $10.72
         --              --              --              --              --              --              --             --
         --              --              --              --              --              --              --             --
$40,745,093    $154,916,081    $128,287,469    $344,909,203    $331,483,179    $ 49,653,108    $162,382,277    $47,742,178
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
-----------    ------------    ------------    ------------    ------------    ------------    ------------    -----------

                                                         NORWEST ADVANTAGE FUNDS
                                       17

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                                                                   LARGE           SMALL
                                               DIVERSIFIED        GROWTH          COMPANY         COMPANY
                                                  EQUITY          EQUITY          GROWTH          GROWTH        INTERNATIONAL
                                                   FUND            FUND            FUND            FUND             FUND
                                               ------------     -----------     -----------     -----------     -------------
Investment income
    Interest income..........................  $  1,212,227     $ 1,300,105     $    71,892     $   771,311      $       533
    Dividend income..........................    10,345,112       3,732,158         358,029         951,456               --
    Net investment income from International
      Portfolio of Core Trust (Delaware)
      (Note 2)...............................            --              --              --              --        1,016,917`D'
                                               ------------     -----------     -----------     -----------     -------------
Total income.................................    11,557,339       5,032,263         429,921       1,722,767        1,017,450
                                               ------------     -----------     -----------     -----------     -------------
Expenses
    Advisory.................................     3,737,147       3,961,897         362,480       1,984,348               --
    Administration...........................            --              --              --              --          205,150
    Management...............................       574,946         440,211          55,766         220,483           82,060
    Transfer agent...........................     1,437,364       1,100,527         139,415         551,208          205,150
    Accounting...............................        34,700          34,700          34,700          36,700           51,766
    Legal....................................        44,420          33,572           3,540          13,908           13,323
    Filing...................................       210,697         172,888          25,055          80,068           49,881
    Auditing.................................        16,689          14,549          14,062          14,271            8,090
    Trustees.................................         8,839           6,959           1,185           3,615            1,566
    Amortization of organization costs.......        11,490          11,490          11,490          11,490           11,490
    Other....................................        49,617          38,671           7,113          22,250           15,739
                                               ------------     -----------     -----------     -----------     -------------
Total expenses...............................     6,125,909       5,815,464         654,806       2,938,341          644,215
    Expenses reimbursed and fees waived (Note
      3).....................................      (376,212)       (312,356)        (97,115)       (182,017)         (69,517)
                                               ------------     -----------     -----------     -----------     -------------
Net expenses.................................     5,749,697       5,503,108         557,691       2,756,324          574,698
                                               ------------     -----------     -----------     -----------     -------------
Net investment income (loss).................     5,807,642        (470,845)       (127,770)     (1,033,557)         442,752
                                               ------------     -----------     -----------     -----------     -------------
Net realized and unrealized gain (loss) from
  investments
    Net realized gain (loss) from
        Securities...........................     9,649,973      21,000,402         680,905      27,823,268               --
        Investments of International
          Portfolio of Core Trust
          (Delaware).........................            --              --              --              --       (1,858,530)
        Foreign currency transactions........     1,249,050       1,944,318              --              --               --
        Foreign currency transactions from
          investment in International
          Portfolio of Core Trust
          (Delaware).........................            --              --              --              --        1,135,597
        Futures transactions.................            --              --              --              --               --
                                               ------------     -----------     -----------     -----------     -------------
    Net realized gain (loss) from
      investments............................    10,899,023      22,944,720         680,905      27,823,268         (722,933)
                                               ------------     -----------     -----------     -----------     -------------
    Net change in unrealized appreciation
      (depreciation) from
        Securities...........................   112,282,613      67,089,871      12,771,480      43,595,077               --
        Investments of International
          Portfolio of Core Trust
          (Delaware).........................            --              --              --              --        3,679,006
        Foreign currency transactions........         7,628         (12,359)             --              --               --
                                               ------------     -----------     -----------     -----------     -------------
    Net change in unrealized appreciation
      from investments.......................   112,290,241      67,077,512      12,771,480      43,595,077        3,679,006
                                               ------------     -----------     -----------     -----------     -------------
Net realized and unrealized gain from
  investments................................   123,189,264      90,022,232      13,452,385      71,418,345        2,956,073
                                               ------------     -----------     -----------     -----------     -------------
Increase in net assets from operations.......  $128,996,906     $89,551,387     $13,324,615     $70,384,788      $ 3,398,825
                                               ------------     -----------     -----------     -----------     -------------
                                               ------------     -----------     -----------     -----------     -------------

`D' Net of portfolio expenses of $653,702.
* See Note 1 of notes to financial statements for dates of each Fund's commencement of operations.

  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       18

--------------------------------------------------------------------------------

                                          FOR THE PERIOD ENDED OCTOBER 31, 1995*

--------------------------------------------------------------------------------


                                                                                             INTERMEDIATE       MANAGED
               INCOME                       CONSERVATIVE      MODERATE         GROWTH            U.S.            FIXED
               EQUITY          INDEX          BALANCED        BALANCED        BALANCED        GOVERNMENT        INCOME
                FUND           FUND             FUND            FUND            FUND             FUND            FUND
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
             $   97,233     $   116,289     $ 6,076,035      $12,451,104     $ 7,446,004      $4,116,759      $11,321,853
              1,162,013       3,594,444         556,754        2,589,123       3,880,336              --               --
                     --              --              --               --              --              --               --
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
              1,259,246       3,710,733       6,632,789       15,040,227      11,326,340       4,116,759       11,321,853
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                187,584         212,875         547,353        1,722,174       1,849,672         160,764          607,061
                     --              --              --               --              --              --               --
                 37,517         141,917         121,634          324,938         318,909          48,716          173,446
                 93,792         354,791         304,085          812,346         797,273         121,791          433,615
                 34,700          46,266          54,266           52,266          50,833          52,700           46,700
                  2,384           9,054           9,382           25,183          25,100           3,268           13,791
                 21,346          60,283          50,092          121,625         118,670          23,162           60,739
                 14,047          16,176          14,132           14,359          14,363          13,049           15,166
                    954           2,473           2,117            5,029           4,989           1,055            2,871
                 11,490          11,490          11,490           11,490          11,490          11,490           11,490
                  6,212          29,261          21,723           37,045          36,730           6,191           22,708
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                410,026         884,586       1,136,274        3,126,455       3,228,029         442,186        1,387,587
                (91,123)       (174,996)       (163,231 )       (267,050)       (262,160)       (110,930)        (224,741)
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                318,903         709,590         973,043        2,859,405       2,965,869         331,256        1,162,846
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                940,343       3,001,143       5,659,746       12,180,822       8,360,471       3,785,503       10,159,007
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                (25,794)      1,288,749       2,074,585        7,801,548       6,064,209         849,868        1,828,032
                     --              --              --               --              --              --               --
                     --              --          62,602          302,489         623,875              --               --
                     --              --              --               --              --              --               --
                     --              --        (452,227 )     (3,133,798)     (3,230,733)             --               --
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
                (25,794)      1,288,749       1,684,960        4,970,239       3,457,351         849,868        1,828,032
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
              8,269,668      30,497,283       7,396,784       30,114,974      44,676,415         775,097        7,313,620
                     --              --              --               --              --              --               --
                     --              --           1,050            6,358          (1,095)             --               --
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
              8,269,668      30,497,283       7,397,834       30,121,332      44,675,320         775,097        7,313,620
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
              8,243,874      31,786,032       9,082,794       35,091,571      48,132,671       1,624,965        9,141,652
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
             $9,184,217     $34,787,175     $14,742,540      $47,272,393     $56,493,142      $5,410,468      $19,300,659
             ----------     -----------     ------------     -----------     -----------     ------------     -----------
             ----------     -----------     ------------     -----------     -----------     ------------     -----------


             STABLE
             INCOME
              FUND
           ----------
           $2,495,297
                   --
                   --
           ----------
            2,495,297
           ----------
              114,429
                   --
               38,143
               95,358
               51,700
                2,799
               23,256
               14,046
                  963
               11,490
               14,670
           ----------
              366,854
             (118,932)
           ----------
              247,922
           ----------
            2,247,375
           ----------
              186,598
                   --
                   --
                   --
                   --
           ----------
              186,598
           ----------
              279,309
                   --
                   --
           ----------
              279,309
           ----------
              465,907
           ----------
           $2,713,282
           ----------
           ----------

                                                         NORWEST ADVANTAGE FUNDS
                                       19

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             LARGE            SMALL
                                        DIVERSIFIED         GROWTH          COMPANY          COMPANY
                                          EQUITY            EQUITY           GROWTH           GROWTH        INTERNATIONAL
                                           FUND              FUND             FUND             FUND             FUND
                                       -------------     ------------     ------------     ------------     -------------
Net assets -- November 11, 1994*....   $          --     $         --     $         --     $         --     $          --
                                       -------------     ------------     ------------     ------------     -------------
Operations
    Net investment income
      (deficit).....................       5,807,642         (470,845)        (127,770)      (1,033,557)          442,752
    Net realized gain (loss) from
      securities, foreign currency
      transactions and futures
      transactions..................      10,899,023       22,944,720          680,905       27,823,268          (722,933)
    Net change in unrealized
      appreciation from securities
      and foreign currency
      transactions..................     112,290,241       67,077,512       12,771,480       43,595,077         3,679,006
                                       -------------     ------------     ------------     ------------     -------------
                                         128,996,906       89,551,387       13,324,615       70,384,788         3,398,825
                                       -------------     ------------     ------------     ------------     -------------
Capital share transactions
    Sale of shares..................     496,787,751      346,892,541       59,880,621      207,281,383        87,324,168
    Sale of shares issued in
      conversion of collective trust
      funds (Note 1)................     188,578,327      187,721,674        9,419,837       44,901,924        17,857,644
    Cost of shares repurchased......    (103,252,075)     (60,161,325)     (19,058,149)     (44,510,221)      (16,568,159)
                                       -------------     ------------     ------------     ------------     -------------
                                         582,114,003      474,452,890       50,242,309      207,673,086        88,613,653
                                       -------------     ------------     ------------     ------------     -------------
Net assets -- October 31, 1995......   $ 711,110,909     $564,004,277     $ 63,566,924     $278,057,874     $  92,012,478
                                       -------------     ------------     ------------     ------------     -------------
                                       -------------     ------------     ------------     ------------     -------------
Net assets include undistributed net
  investment income of..............   $   7,056,692     $  1,473,473     $         --     $         --     $   1,578,349
                                       -------------     ------------     ------------     ------------     -------------
                                       -------------     ------------     ------------     ------------     -------------

* See Note 1 of notes to financial statements for dates of each Fund's commencement of operations.

  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       20

--------------------------------------------------------------------------------

                                          FOR THE PERIOD ENDED OCTOBER 31, 1995*

--------------------------------------------------------------------------------

                                                                                                INTERMEDIATE       MANAGED
               INCOME                        CONSERVATIVE       MODERATE          GROWTH            U.S.            FIXED
               EQUITY          INDEX           BALANCED         BALANCED         BALANCED        GOVERNMENT         INCOME
                FUND            FUND             FUND             FUND             FUND             FUND             FUND
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
            $         --    $         --     $         --     $         --     $         --     $         --     $         --
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
                 940,343       3,001,143        5,659,746       12,180,822        8,360,471        3,785,503       10,159,007
                 (25,794)      1,288,749        1,684,960        4,970,239        3,457,351          849,868        1,828,032
               8,269,668      30,497,283        7,397,834       30,121,332       44,675,320          775,097        7,313,620
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
               9,184,217      34,787,175       14,742,540       47,272,393       56,493,142        5,410,468       19,300,659
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
              32,004,647     124,576,780      121,670,509      306,233,476      281,218,952       57,693,187      165,471,906
              16,330,430      48,078,887       34,871,159      100,309,597      111,127,105       12,232,271       49,356,217
              (8,519,290)    (21,246,270)     (34,574,397)     (79,817,235)     (73,947,039)     (25,122,913)     (62,675,817)
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
              39,815,787     151,409,397      121,967,271      326,725,838      318,399,018       44,802,545      152,152,306
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
            $ 49,000,004    $186,196,572     $136,709,811     $373,998,231     $374,892,160     $ 50,213,013     $171,452,965
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
            $    940,343    $  3,001,143     $  5,722,348     $ 12,483,311     $  8,984,346     $  3,785,503     $ 10,159,007
            ------------    ------------     ------------     ------------     ------------     ------------     ------------
            ------------    ------------     ------------     ------------     ------------     ------------     ------------


              STABLE
              INCOME
               FUND
           ------------
           $         --
           ------------
              2,247,375
                186,598
                279,309
           ------------
              2,713,282
           ------------
             19,314,379
             54,013,693
            (27,954,786)
           ------------
             45,373,286
           ------------
           $ 48,086,568
           ------------
           ------------
           $  2,247,375
           ------------
           ------------

                                                         NORWEST ADVANTAGE FUNDS
                                       21

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Norwest Advantage Funds (the 'Trust') is registered as an open-end management investment company. The Trust currently has thirty separate investment portfolios. These financial statements relate to thirteen of those portfolios (each a 'Fund' and collectively the 'Funds'), each of which is a diversified portfolio. As of October 31, 1995, each Fund other than International Fund offered one class of shares of beneficial interest ('I shares'). As of this date, International Fund offered three classes of shares of beneficial interest, I shares, A shares, and B shares. Each share of each class represents an undivided proportionate interest in the Fund. I shares are offered solely to fiduciary, agency, and custodial clients of bank trust departments, trust companies and their affiliates; they are sold without a sales charge and they do not incur any distribution expense. A shares are sold with a front-end sales charge to the general public but do not incur distribution expense. B shares are sold, with a contingent deferred sales charge imposed on most redemptions made within six years of purchase, to the general public, and incur distribution expenses. I shares of each Fund commenced operations on November 11, 1994. A shares and B shares of International became available to the public on April 1, 1995.

Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. On November 1, 1995 the Trust changed its name from Norwest Funds to Norwest Advantage Funds and Advantage Shares, Investor A Shares, and Investor B Shares of each Fund were renamed I Shares, A Shares, and B Shares, respectively, and the Trust adopted its current name. Each Fund's fiscal year end is October 31.

International Fund seeks to achieve its investment objective by investing all of its assets in International Portfolio, a separate diversified portfolio of Core Trust (Delaware) ('Core Trust'), which is registered as an open-end management investment company. This is commonly referred to as a master-feeder arrangement. Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund, and Growth Balanced Fund (the 'Blended Funds') invest a portion of their assets in affiliated portfolios of Core Trust (Delaware) pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission. The Blended Funds account for their investments in the portfolios of Core Trust (Delaware) as partnership investments and record their share of each portfolio's income, expense and realized and unrealized gains and losses daily.

FINANCIAL STATEMENT PERIODS - The Funds and classes of shares commenced operations during the fiscal year ended October 31, 1995 and have had less than a full year of operations. As a result, the financial highlights and amounts reflected in the statements of changes in net assets and notes to financial statements present results of operations from the commencement dates shown above through October 31, 1995.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles based upon the following significant accounting policies.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities which mature in 60 days or less are valued at amortized cost. Securities, for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask prices is used. Other securities traded on an exchange for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent

                                     22                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 2. (continued)
pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees (the 'Board'). Interest rate swap, cap, and floor valuations are based on values quoted by independent brokers.

REPURCHASE AGREEMENTS - Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the Fund's investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities received as collateral in connection with the repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest.

FUTURES CONTRACTS - To hedge against anticipated future changes in interest rates or securities prices, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund may enter into financial futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security or securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. A Fund recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

INTEREST RATE TRANSACTIONS - To preserve a return or spread on a particular investment or portion of its portfolio or for other non-speculative purposes, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund may enter into interest rate swap agreements and the purchase of interest rate caps and floors. Interest rate swaps involve the exchange of commitments to pay or receive interest, i.e., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling such an interest rate cap. The purchase of an interest rate floor entitles the purchaser, and to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based notional principal amount from the party selling such an interest rate floor.

If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

For interest rate swaps, the Funds accrue daily, as an adjustment to interest income, the amount owed or due by the Funds. These valuations represent the net present value of all future cash settlement amounts based on interest rates on the date of valuation.

REALIZED GAINS AND LOSSES - Security transactions are recorded on a trade date basis, and realized gains and losses on investments sold are recorded on the basis of identified cost.

INTEREST AND DIVIDEND INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends on securities held by Funds are accrued on the ex-dividend date. Dividends to shareholders of net investment income are declared and paid at least annually by each Fund. Net capital gain, if any, is distributed at least annually to shareholders.

                                     23                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 2. (continued)
Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to wash sales and foreign currency transactions.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION - If a fixed income investment is purchased at a premium, the premium is not amortized. If a fixed income investment is purchased at a discount (other than original issue discount), the discount is not accreted. Upon disposition, if appropriate, market discount accretion is calculated on a straight line method and reclassified to investment income. Original issue discount on fixed income investments is accreted daily using yield to maturity method.

SECURITY LOANS - The Funds receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral equal to at least 102%, at all times, of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan will be reflected in the value of the Fund.

ORGANIZATIONAL COSTS - The costs incurred by each Fund in connection with its organization, in the amount of $59,601, have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

EXPENSE ALLOCATION - Certain expenses are allocated to the various share classes on the basis of usage of services or contractual differences. Expenses are allocated in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX - Each Fund intends to qualify and continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no Federal income tax provision is required. Distribution requirements of the Funds for the period ended October 31, 1995 were determined subsequent to October 31, 1995 and retroactively applied to that period as allowed by income tax regulations.

COLLECTIVE TRUST FUND CONVERSION - Upon commencement of operations, in exchange for the portfolio securities of certain Collective Trust Funds managed by Norwest Bank Minnesota, N.A. ('Norwest'), each Fund (other than Stable Income
Fund) issued I shares to the Collective Trust Funds. Immediately after this conversion, the Collective Trust Funds distributed Fund shares to the investors of the Collective Trust Funds and ceased operations.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS - The investment adviser of each Fund is Norwest Investment Management (the 'Adviser'), a part of Norwest. Norwest is a subsidiary of Norwest Corporation. The Adviser receives an annual advisory fee from the Funds at the following annual rates of average daily net assets of each Fund:
Diversified Equity Fund, 0.65%; Growth Equity Fund, 0.90%; Large Company Growth Fund, 0.65%; Small Company Growth Fund, 0.90%; Income Equity Fund, 0.50%; Index Fund, 0.15%; Conservative Balanced Fund, 0.45%; Moderate Balanced Fund, 0.53%; Growth Balanced Fund, 0.58:%; Intermediate U.S. Government Fund, 0.33%; Managed Fixed Income Fund, 0.35%; and Stable Income Fund, 0.30%.

Pursuant to its investment advisory agreements with each Fund and its administrative services agreement with International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest,

                                     24                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 3. (continued)
taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

The investment adviser of International Portfolio of Core Trust is Schroder Capital Management International Inc. ('Schroder'). Schroder is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. International Fund may withdraw its investment from International Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. Should International Fund make such a withdrawal, the Trust has retained the Adviser and Schroder to act as investment adviser and investment subadviser. Neither the Adviser nor Schroder will receive any advisory or subadvisory fees with respect to
International Fund as long as the Fund remains completely invested in International Portfolio.

The investment subadviser of each Blended Fund is Schroder. Schroder advises that portion of each of these Funds' investment portfolios that the Adviser believes should be invested using Schroder's investment philosophy. Schroder receives a fee from the Adviser for its subadvisory services; however, that compensation does not increase the amount paid by any Fund.

ADMINISTRATIVE AND OTHER SERVICES - As manager of the Trust, Forum Financial Services, Inc. ('Forum'), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., provides administrative services to the Funds. For its services Forum receives a management fee from each Fund at an annual rate of 0.10% of the average daily net assets of the Fund. In addition, certain legal expenses were charged to the Trust by Forum. The respective amounts for Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund were: $14,223, $10,832, $1,411, $5,425, $2,083,
$911, $3,498, $3,091, $8,222, $8,067, $1,238, $4,462, and $957, respectively for the period ended October 31, 1995.

Forum Financial Corp. ('FFC'), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

Norwest serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services at an annual rate of 0.25% of the average daily net assets of each Fund. Norwest also serves as custodian of each Fund's assets but receives no compensation for its custodial services. In addition, on behalf of International Fund, the Trust has entered into an administrative services agreement with Norwest under which Norwest receives a fee at an annual rate of 0.25% of the average daily net assets of the Fund. Under this agreement, Norwest is responsible for compiling data for and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and Schroder as the investment adviser to International
Portfolio of Core Trust and monitoring and reporting to the Board on the performance of International Portfolio. No fees are payable under this agreement in the event that the Fund is not completely invested in International Portfolio or another investment company.

The Trust has adopted a Distribution Plan (the 'Plan') with respect to B shares of International Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of International Fund attributable to B shares. No payments were made pursuant to the plan during the period ended October 31, 1995.

                                     25                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 3. (continued)
BLENDED FUNDS - The Trust has received an exemptive order from the Securities and Exchange Commission that permits the Blended Funds to invest their assets, a portion of which are managed by using small company, index and international investment styles, in Small Company Portfolio, Index Portfolio and International Portfolio II (the 'Blended Portfolios'), respectively. The Blended Portfolios are diversified portfolios of Core Trust (Delaware). By pooling a portion of their assets in the Blended Portfolios, the Blended Funds attempt to achieve benefits that they could not achieve by investing directly in securities similar to those held by the Blended Portfolios. Investments in the Blended Portfolios are made in accordance with the conditions set forth in the Trust's exemptive order. Additional information concerning each Blended Fund is contained in the financial statements relating to the Blended Portfolios, and should be read in conjunction with these statements. With respect to Small Company Portfolio and Index Portfolio, the Adviser receives an advisory fee from Core Trust (Delaware) at the annual rates of 0.90% and 0.15% of the average daily net assets of each Portfolio. With respect to International Portfolio II, Schroder receives an advisory fee from Core Trust (Delaware) at the annual rate of 0.45% of the Portfolio's average daily net assets. In accordance with the exemptive order, the Adviser waives all advisory fees payable with respect to Small Company Portfolio and Index Portfolio and reimburses International Portfolio II the amount of the advisory fee the Portfolio pays to Schroder.

Forum serves as administrator of Core Trust (Delaware) and provides administrative services for each Blended Portfolio that are similar in nature to those provided to the Funds. In accordance with the exemptive order, Forum waives the amount of its management fee that it would otherwise be entitled to receive from a Blended Fund for that portion of the assets of the Blended Fund invested in a Blended Portfolio.

Each Blended Fund incurs certain other expenses. For the period from November 11, 1994 to October 31, 1995, the ratio of net expenses to average net assets for Small Company Portfolio, Index Portfolio, and International Portfolio II of Core Trust (Delaware) was 0.15%, 0.17%, and 0.25%, respectively. Total net expenses incurred by each Blended Fund for the period from November 11, 1994 to October 31, 1995 attributable to each Blended Funds' investment in Small Company Portfolio, Index Portfolio, and International Portfolio II of Core Trust
(Delaware)  were  $546,209,  $562,054,  $29,544,  $136,375,  and  $205,153,  for
Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund, and Growth Balanced Fund, respectively.

WAIVERS AND REIMBURSEMENTS - For the period ended October 31, 1995, the fees waived by Forum and Fund expenses reimbursed by Forum and Norwest were as follows:


                                                                                       EXPENSES       EXPENSES
                                                                       FEES WAIVED    REIMBURSED     REIMBURSED
                                                                        BY FORUM       BY FORUM      BY NORWEST
                                                                       -----------    -----------    -----------
Diversified Equity Fund.............................................    $ 287,473       $88,739        $    --
Growth Equity Fund..................................................      286,137        26,219             --
Large Company Growth Fund...........................................       55,766        35,036          6,313
Small Company Growth Fund...........................................      177,287         4,730             --
International Fund..................................................       41,566        27,951             --
Income Equity Fund..................................................       37,517        45,002          8,604
Index Fund..........................................................      141,917        33,079             --
Conservative Balanced Fund..........................................      121,634        41,597             --
Moderate Balanced Fund..............................................      212,921        54,129             --
Growth Balanced Fund................................................      209,411        52,749             --
Intermediate U.S. Government Fund...................................       48,717        55,600          6,613
Managed Fixed Income Fund...........................................      147,461        26,073             --
Stable Income Fund..................................................       38,143        72,111          8,678

                                     26                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

Additionally, Forum waived $868 of International Fund's distribution expense and Norwest waived $51,207 of Managed Fixed Income Fund's investment advisory fee.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period are shown below. The cost of purchases and proceeds from sales for the Blended Funds and International Fund reflect additions and reductions in the Funds' investment in Portfolios of Core Trust.

                                                                                      COST OF         PROCEEDS
                                                                                     PURCHASES       FROM SALES
                                                                                    ------------    ------------
Diversified Equity Fund..........................................................   $152,534,660    $ 59,996,284
Growth Equity Fund...............................................................    169,160,229      39,615,418
Large Company Growth Fund........................................................     17,936,691      29,574,486
Small Company Growth Fund........................................................    228,324,354     233,337,807
International Fund...............................................................     25,623,403      14,450,220
Income Equity Fund...............................................................     10,835,113       2,612,032
Index Fund.......................................................................     50,417,321      20,971,876
Conservative Balanced Fund.......................................................    102,981,972      67,668,680
Moderate Balanced Fund...........................................................    269,245,223     189,140,934
Growth Balanced Fund.............................................................    877,692,247     126,119,264
Intermediate U.S. Government Fund................................................    115,584,612     119,842,742
Managed Fixed Income Fund........................................................    127,941,351      94,114,250
Stable Income Fund...............................................................     88,658,327      36,145,717

Gross unrealized appreciation and depreciation based on identified tax cost as of October 31, 1995 for the Funds were as follows:

                                                                      UNREALIZED      UNREALIZED         TAX
                                                                     APPRECIATION    DEPRECIATION     COST BASIS
                                                                     ------------    ------------    ------------
Diversified Equity Fund...........................................   $117,291,299     $5,426,432     $602,086,566
Growth Equity Fund................................................     71,961,023      5,010,722      500,344,161
Large Company Growth Fund.........................................     14,133,492      1,421,486       51,338,001
Small Company Growth Fund.........................................     51,294,122      7,747,145      231,386,076
International Fund................................................      3,679,006             --       88,631,222
Income Equity Fund................................................      8,587,600        317,932       40,745,093
Index Fund........................................................     33,415,902      2,952,063      154,949,525
Conservative Balanced Fund........................................      7,666,370        382,403      128,401,336
Moderate Balanced Fund............................................     31,067,691      1,321,146      345,283,990
Growth Balanced Fund..............................................     46,411,720      1,941,474      331,688,253
Intermediate U.S. Government Fund.................................        816,370         47,430       49,659,265
Managed Fixed Income Fund.........................................      7,385,329         71,709      162,382,277
Stable Income Fund................................................        370,575         91,266       47,742,178

As of October 31, 1995, International Fund and Income Equity Fund had available for federal income tax purposes unused capital loss carryovers of $1,858,530 and $25,794, respectively, which will expire in 2003.

                                     27                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 5. CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares for the period ended October 31, 1995 were as follows:

                                                           SHARES       SHARES ISSUED      SHARES         NET
                                                            SOLD       UPON CONVERSION    REDEEMED      INCREASE
                                                         ----------    ---------------    ---------    ----------
Diversified Equity Fund...............................    7,672,804       22,368,531      4,207,813    25,833,522
Growth Equity Fund....................................    7,804,338       15,568,747      2,460,406    20,912,679
Large Company Growth Fund.............................      442,993        3,236,987       985,065      2,694,915
Small Company Growth Fund.............................    1,653,407        9,475,352      1,856,289     9,272,470
International Fund-I Shares...........................    1,065,477        5,018,364      1,001,990     5,081,851
International Fund-A Shares...........................       12,219               --           187         12,032
International Fund-B Shares...........................       22,197               --           146         22,051
Income Equity Fund....................................      763,606        1,693,544       417,088      2,040,062
Index Fund............................................    1,918,980        5,714,937       904,812      6,729,105
Conservative Balanced Fund............................    2,035,455        7,514,366      2,043,785     7,506,036
Moderate Balanced Fund................................    5,463,069       17,749,616      4,361,300    18,851,385
Growth Balanced Fund..................................    5,817,900       15,667,089      3,838,878    17,646,020
Intermediate U.S. Government Fund.....................      208,300        1,038,496       436,614        810,182
Managed Fixed Income..................................    1,885,663        6,596,859      2,341,438     6,141,084
Stable Income Fund....................................    7,185,816               --      2,699,855     4,485,961

NOTE 6. PORTFOLIO SECURITIES LOANED

The following funds had loaned securities as of October 31, 1995:

                                                                                    VALUE OF          COLLATERAL
                                                                                SECURITIES LOANED       VALUE
                                                                                -----------------    ------------
Diversified Equity Fund......................................................     $  39,898,998      $ 41,220,563
Growth Equity Fund...........................................................        48,685,002        50,214,081
Large Company Growth Fund....................................................        15,409,325        15,912,416
Small Company Growth Fund....................................................        35,559,504        35,559,725
Income Equity Fund...........................................................         6,083,413         6,259,531
Index Fund...................................................................        15,294,693        15,747,410
Conservative Balanced Fund...................................................         2,547,159         2,649,115
Moderate Balanced Fund.......................................................        25,341,188        26,615,642
Growth Balanced Fund.........................................................        24,562,688        25,261,556
Intermediate U.S. Government Fund............................................         2,437,500         2,483,213
Managed Fixed Income Fund....................................................        36,778,912        38,367,059
Stable Income Fund...........................................................         5,544,688         5,948,625
                                                                                -----------------    ------------
Net Total....................................................................     $ 258,143,070      $266,238,936
                                                                                -----------------    ------------
                                                                                -----------------    ------------

Collateral   is  comprised  of  various  securities,  including  time  deposits, commercial paper, corporate bonds and repurchase agreements.

The following Funds received security loan fee income for the period ended October 31, 1995: Small Company Growth Fund, $8,268; Conservative Balanced Fund, $421; Moderate Balanced Fund, $7,916; Growth Balanced Fund, $1,053; and Managed Fixed Income Fund, $47,586.

                                     28                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 14, 1995 net investment income and short-term capital gain dividends were declared to shareholders of record on December 13, 1995, and paid in cash or reinvested on December 15, 1995. Short-term capital gain is taxable to shareholders as ordinary income. The dividends were as follows:


                                                            NET INVESTMENT     SHORT-TERM CAPITAL
                                                            INCOME DIVIDEND      GAIN DIVIDEND        PER SHARE
                                                            ---------------    ------------------    ------------
Diversified Equity Fund..................................     $ 7,230,722         $ 10,190,122       $0.668595325
Growth Equity Fund.......................................       1,751,744           21,357,796        1.086951562
Large Company Growth Fund................................              --              612,610        0.216722891
Small Company Growth Fund................................              --           26,837,810        2.858344513
International Fund-I Shares..............................       1,689,715                   --        0.329132360
International Fund-A Shares..............................           6,180                   --        0.329132360
International Fund-B Shares..............................           7,672                   --        0.284649846
Income Equity Fund.......................................         940,344                   --        0.452782689
Index Fund...............................................       3,001,143            1,322,193        0.623349189
Conservative Balanced Fund...............................       5,731,263            1,742,779        0.994577023
Moderate Balanced Fund...................................      12,519,924            5,073,401        0.921500529
Growth Balanced Fund.....................................       9,048,079            3,082,602        0.678512045
Intermediate U.S. Government Fund........................       3,785,503              856,025        5.763010134
Managed Fixed Income Fund................................      10,159,009            1,828,032        1.968021678
Stable Income Fund.......................................       2,247,376              186,598        0.516190261

                                     29                  NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
SUPPLEMENTARY UNAUDITED INFORMATION                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

On December 14, 1995, International Fund declared dividends of net investment income and short-term capital gain to shareholders of record on December 13, 1995. Dividends declared by International Fund did not qualify for the dividends received deduction.

International Fund intends to pass through credits for taxes paid in foreign countries during its fiscal year ended October 31, 1995. The foreign income and foreign tax per share (for a share outstanding on October 31, 1995) is as follows:


                                    COUNTRY                                        DIVIDENDS      FOREIGN TAX
-------------------------------------------------------------------------------   ------------    ------------

Argentina......................................................................   $     0.0004    $     0.0000
Brazil.........................................................................         0.0033          0.0012
Chile..........................................................................         0.0038          0.0005
France.........................................................................         0.0158          0.0005
Germany........................................................................         0.0163          0.0025
Hong Kong......................................................................         0.0210          0.0000
Indonesia......................................................................         0.0070          0.0008
Italy..........................................................................         0.0066          0.0020
Japan..........................................................................         0.0213          0.0060
Malaysia.......................................................................         0.0023          0.0016
Mexico.........................................................................         0.0027          0.0000
Netherlands....................................................................         0.0265          0.0069
Norway.........................................................................         0.0023          0.0006
Philippines....................................................................         0.0006          0.0003
Singapore......................................................................         0.0026          0.0017
Sweden.........................................................................         0.0033          0.0011
Switzerland....................................................................         0.0128          0.0038
Thailand.......................................................................         0.0043          0.0008
United Kingdom.................................................................         0.0631          0.0540
Venezuela......................................................................         0.0002          0.0000

The pass through of foreign tax credits will affect only those shareholders of International Fund who owned shares on December 13, 1995. More detailed information will be delivered to shareholders in January 1996.

                                                         NORWEST ADVANTAGE FUNDS
                                       30

--------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
FINANCIAL HIGHLIGHTS           SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH
PERIOD(A)

--------------------------------------------------------------------------------

                                                                                                RATIOS TO AVERAGE
                                                                          ENDING                  NET ASSETS(D)
                              BEGINNING     NET       NET REALIZED         NET         -----------------------------------
                              NET ASSET  INVESTMENT  AND UNREALIZED       ASSET                NET
                              VALUE PER    INCOME    GAIN (LOSS) ON       VALUE            INVESTMENT
                                SHARE    (DEFICIT)    INVESTMENTS       PER SHARE       INCOME (DEFICIT)     EXPENSES(B)
                              ---------  ----------  --------------     ----------     -------------------  --------------
DIVERSIFIED EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........  $ 22.21     $ 0.22        $ 5.10           $27.53               1.01%             1.00%(e)

GROWTH EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    22.28      (0.02)         4.71            26.97              (0.11%)            1.25%(e)

LARGE COMPANY GROWTH FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    18.50      (0.05)         5.14            23.59              (0.23%)            1.00%

SMALL COMPANY GROWTH FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    21.88      (0.11)         8.22            29.99              (0.47%)            1.25%

INTERNATIONAL FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    17.28       0.09          0.62            17.99               0.54%             1.50%(c)

A Shares
   April 1, 1995 to October
     31, 1995................    16.50       0.01          1.46            17.97               0.26%             1.32%(c)

B Shares
   April 1, 1995 to October
     31, 1995................    16.50       0.01          1.40            17.91               0.17%             1.27%(c)

INCOME EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    18.90       0.46          4.66            24.02               2.51%             0.85%

INDEX FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    21.80       0.45          5.42            27.67               2.12%             0.50%

CONSERVATIVE BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    16.19       0.75          1.27            18.21               4.67%             0.80%(e)

MODERATE BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    17.25       0.65          1.94            19.84               3.76%             0.88%(e)

GROWTH BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    17.95       0.47          2.83            21.25               2.63%             0.93%(e)

INTERMEDIATE U.S. GOVERNMENT
 FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    55.55       4.67          1.76            61.98               7.79%             0.68%


                                                                        NET ASSETS
                                                                        AT END OF
                                                           PORTFOLIO      PERIOD
                                   GROSS        TOTAL      TURNOVER       (000'S
                                EXPENSES(B)    RETURN        RATE        OMITTED)
                               --------------  -------     --------     ----------
DIVERSIFIED EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.08%(e)    23.95%      10.33%       $711,111
GROWTH EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.34%(e)    21.10%       8.90%        564,004
LARGE COMPANY GROWTH FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.20%       27.51%      31.60%         63,567
SMALL COMPANY GROWTH FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.35%       37.07%     106.55%        278,058
INTERNATIONAL FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.66%        4.11%         N/A         91,401
A Shares
   April 1, 1995 to October
     31, 1995................      20.95%        8.91%         N/A            216
B Shares
   April 1, 1995 to October
     31, 1995................      14.57%        8.55%         N/A            395
INCOME EQUITY FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.12%       27.09%       7.03%         49,000
INDEX FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.64%       26.93%      14.48%        186,197
CONSERVATIVE BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.96%(e)    12.48%      65.53%        136,710
MODERATE BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.98%(e)    15.01%      62.08%        373,998
GROWTH BALANCED FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       1.03%(e)    18.38%      41.04%        374,892
INTERMEDIATE U.S. GOVERNMENT
 FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.93%       11.58%     240.90%         50,213

See Notes to Financial Highlights at page 28.
The accompanying notes are an integral part
of the financial statements.           31                NORWEST ADVANTAGE FUNDS



-----------------------------------------------------------------------------------------------

NORWEST ADVANTAGE FUNDS
FINANCIAL HIGHLIGHTS (continued)    SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD(A)

-----------------------------------------------------------------------------------------------
                                                                                                RATIOS TO AVERAGE
                                                                          ENDING                  NET ASSETS(D)
                              BEGINNING     NET       NET REALIZED         NET         -----------------------------------
                              NET ASSET  INVESTMENT  AND UNREALIZED       ASSET                NET
                              VALUE PER    INCOME    GAIN (LOSS) ON       VALUE            INVESTMENT
                                SHARE    (DEFICIT)    INVESTMENTS       PER SHARE       INCOME (DEFICIT)     EXPENSES(B)
                              ---------  ----------  --------------     ----------     -------------------  --------------
MANAGED FIXED INCOME FUND
I Shares
   November 11, 1994 to
     October 31, 1995........  $ 25.08      $1.65        $ 1.19           $27.92               5.87%             0.67%

STABLE INCOME FUND
I Shares
   November 11, 1994 to
     October 31, 1995........    10.00       0.50          0.22            10.72               5.91%             0.65%


                                                                        NET ASSETS
                                                                        AT END OF
                                                           PORTFOLIO      PERIOD
                                   GROSS        TOTAL      TURNOVER       (000'S
                                EXPENSES(B)    RETURN        RATE        OMITTED)
                               --------------  -------     --------     ----------
MANAGED FIXED INCOME FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.82%       11.32%      58.90%       $171,453
STABLE INCOME FUND
I Shares
   November 11, 1994 to
     October 31, 1995........       0.98%        7.20%     115.85%         48,087

(a) See Note 1 of notes to financial statements for commencement of operations.

(b) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements and in the case of International Fund, the absence of waivers and reimbursements in International Portfolio of Core Trust (Delaware).

(c) Includes expenses allocated from International Portfolio of Core Trust (Delaware) of 0.80%, net of waivers of 0.10%, and reflects International Fund fee waivers for I Shares, A Shares, and B Shares of 0.06%, 19.53%, and 13.20%, respectively.

(d) Annualized.

(e) Excludes expenses related to investment in Portfolios of Core Trust (Delaware).

    The accompanying notes are an integral part
    of the financial statements.       32                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
LARGE COMPANY GROWTH INVESTMENT
 STYLE (25.3%):
COMMON STOCKS (24.0%):
AMUSEMENT & RECREATION SERVICES (0.7%):
      81,280  The Walt Disney Company[DEL]...   $  4,683,762
                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (0.3%):
      48,900  Cintas Corporation[DEL]........      2,053,800
                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (1.3%):
     135,393  Home Depot, Inc. ..............      5,043,389
     157,900  Lowe's Companies, Inc. ........      4,263,300
                                                ------------
                                                   9,306,689
                                                ------------
BUSINESS SERVICES (3.9%):
      25,550  Automatic Data Processing,
                Inc. ........................      1,826,825
      11,700  DST Systems, Inc. .............        245,700
     108,700  First Data Corporation[DEL]....      7,187,789
      86,550  Fiserv, Inc.*..................      2,228,663
     100,750  General Motors Corporation,
                Class E......................      4,747,844
     106,120  Microsoft Corporation*.........     10,612,000
      40,700  Sungard Data Systems, Inc.*....      1,119,250
                                                ------------
                                                  27,968,071
                                                ------------
COMMUNICATIONS (0.6%):
     154,900  Airtouch Communications,
                Inc.*........................      4,414,650
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (6.0%):
     164,200  Intel Corporation..............     11,473,475
     399,200  L.M. Ericsson Telephone
                Company, ADR[DEL]............      8,526,634
     123,006  Molex, Inc., Class A...........      3,782,435
     141,160  Motorola, Inc. ................      9,263,626
     121,900  Nokia Corporation, ADR, Class
                A............................      6,795,925
      78,900  Solectron Corporation*.........      3,175,725
                                                ------------
                                                  43,017,820
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.7%):
     116,200  Medaphis Corporation*[DEL].....      3,689,350
      37,700  Paychex, Inc. .................      1,635,239
                                                ------------
                                                   5,324,589
                                                ------------
FOOD & KINDRED PRODUCTS (0.9%):
      88,050  The Coca-Cola Company..........      6,328,594
                                                ------------
GENERAL MERCHANDISE STORES (0.4%):
     135,340  Wal-Mart Stores, Inc. .........      2,926,728
                                                ------------
HEALTH SERVICES (0.3%):
      49,700  Columbia HCA Healthcare
                Corporation..................      2,441,513
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (1.5%):
     135,200  Franklin Resources, Inc. ......      6,861,400

  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
HOLDING & OTHER INVESTMENT OFFICES, CONTINUED:
      70,200  T. Rowe Price..................   $  3,492,450
                                                ------------
                                                  10,353,850
                                                ------------
INSURANCE CARRIERS (1.3%):
     109,325  American International Group...      9,224,299
                                                ------------
MISCELLANEOUS RETAIL (1.3%):
     200,500  Autozone, Inc.*[DEL]...........      4,962,366
      93,700  Petsmart, Inc.*................      3,138,940
      33,100  Viking Office Products*........      1,472,950
                                                ------------
                                                   9,574,256
                                                ------------
OIL & GAS EXTRACTION (0.1%):
       9,900  Schlumberger, Ltd. ............        616,275
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.5%):
      56,300  Pfizer, Inc.[DEL]..............      3,230,212
                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (1.5%):
     388,400  Charles Schwab Corporation.....      8,884,652
      51,400  Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]...................      1,529,150
                                                ------------
                                                  10,413,802
                                                ------------
TOBACCO PRODUCTS (0.5%):
      44,500  Philip Morris Companies,
                Inc. ........................      3,760,250
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (0.4%):
      81,500  Danka Business Systems[DEL]....      2,730,250
                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS (1.8%):
      28,800  Alco Standard Corporation......      2,548,800
      53,400  Corporate Express, Inc.*.......      1,395,076
     309,560  Office Depot, Inc.*[DEL].......      8,861,156
                                                ------------
                                                  12,805,032
                                                ------------
Total Common Stocks
  (cost $135,330,844)                            171,174,442
                                                ------------
REPURCHASE AGREEMENTS (1.3%):
$  9,329,671  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $9,331,194.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $9,329,671)....      9,329,671
                                                ------------
Total Large Company Growth Investment Style
  (cost $144,660,515)........................    180,504,113
                                                ------------

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
SMALL COMPANY GROWTH INVESTMENT
 STYLE (9.9%):
   2,451,409  Small Company Portfolio of Core
                Trust (Delaware)`D'..........   $ 70,510,584
                                                ------------
Total Small Company Growth Investment Style
  (cost $62,282,254)                              70,510,584
                                                ------------
INTERNATIONAL INVESTMENT STYLE (14.9%):
   4,947,202  International Portfolio II of
                Core Trust (Delaware)`D'....     106,186,601
                                                ------------
Total International Investment Style
  (cost $101,920,754)                            106,186,601
                                                ------------

INCOME EQUITY INVESTMENT STYLE (24.8%):
COMMON STOCKS (24.5%):
CHEMICALS & ALLIED PRODUCTS (3.5%):
      38,200  American Home Products
                Corporation....................    3,385,475
      82,600  Du Pont (E.I.) De Nemours &
                Company........................    5,152,175
      45,900  Johnson & Johnson................    3,740,850
      56,100  Merck & Company, Inc. ...........    3,225,750
     139,000  Morton International, Inc. ......    4,239,500
      67,600  Procter & Gamble Company.........    5,475,600
                                                ------------
                                                  25,219,350
                                                ------------
COMMUNICATIONS (1.7%):
     115,000  AT&T Corporation.................    7,360,000
     122,200  GTE Corporation..................    5,040,750
                                                ------------
                                                  12,400,750
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (1.3%):
      91,800  First Bank System, Inc.[DEL].....    4,567,050
      62,000  J.P. Morgan & Company, Inc. .....    4,781,751
                                                ------------
                                                   9,348,801
                                                ------------
EATING & DRINKING PLACES (0.4%):
      71,500  McDonald's Corporation...........    2,931,500
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (2.3%):
     104,600  Consolidated Natural Gas
                Company[DEL]...................    3,974,800
      38,200  FPL Group, Inc. .................    1,599,625
      80,000  Pacific Gas and Electric
               Company.........................    2,350,000
      83,000  Public Service Enterprise
                Group, Inc. ...................    2,438,126
      53,500  Texas Utilities Company..........    1,966,125
     150,000  WMX Technologies, Inc. ..........    4,218,750
                                                ------------
                                                  16,547,426
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (1.2%):
      50,900  Emerson Electric Company.........    3,626,625


  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT, CONTINUED:
      76,100  General Electric Company.......   $  4,813,325
                                                ------------
                                                   8,439,950
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.8%):
     100,000  Dun & Bradstreet Corporation...      5,975,000
                                                ------------
FOOD & KINDRED PRODUCTS (0.9%):
      77,500  PepsiCo, Inc. .................      4,088,125
      70,000  Sara Lee Corporation...........      2,056,250
                                                ------------
                                                   6,144,375
                                                ------------
GENERAL MERCHANDISE STORES (1.1%):
      38,700  Dayton Hudson Corporation......      2,660,625
      30,000  J.C. Penney Company, Inc. .....      1,263,750
      56,100  May Department Stores Company..      2,201,925
      56,100  Sears, Roebuck and Company.....      1,907,400
                                                ------------
                                                   8,033,700
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (1.2%):
      90,000  Hewlett-Packard Company........      8,336,250
                                                ------------
INSURANCE CARRIERS (0.7%):
      52,006  Allstate Corporation...........      1,911,221
      99,000  American General Corporation...      3,254,626
                                                ------------
                                                   5,165,847
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS (1.6%):
      77,900  Eastman Kodak Company..........      4,878,488
     145,000  Honeywell, Inc. ...............      6,090,000
                                                ------------
                                                  10,968,488
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.1%):
      90,000  American Express Company.......      3,656,250
      64,000  Transamerica Corporation.......      4,336,000
                                                ------------
                                                   7,992,250
                                                ------------
OIL & GAS EXTRACTION (0.6%):
      70,000  Schlumberger, Ltd. ............      4,357,500
                                                ------------
PAPER & ALLIED PRODUCTS (0.7%):
      91,300  Minnesota Mining & Manufacturing
                Company......................      5,192,688
                                                ------------
PETROLEUM REFINING & RELATED
  INDUSTRIES (2.4%):
      33,500  Atlantic Richfield Company.....      3,576,125
      71,300  Chevron Corporation............      3,333,275
      55,000  Exxon Corporation..............      4,200,626
      35,600  Mobil Corporation..............      3,586,700
      21,800  Royal Dutch Petroleum
                Company[DEL].................      2,678,675
                                                ------------
                                                  17,375,401
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.6%):
      70,000  Pfizer, Inc.[DEL]..............      4,016,250
                                                ------------

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       34

--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (0.5%):
     119,200  Deluxe Corporation.............   $  3,203,500
                                                ------------
TOBACCO PRODUCTS (1.3%):
     119,500  American Brands, Inc. .........      5,123,563
      50,300  Philip Morris Companies, Inc.        4,250,350
                                                ------------
                                                   9,373,913
                                                ------------
TRANSPORTATION EQUIPMENT (0.6%):
      48,400  United Technologies Corporation      4,295,500
                                                ------------
Total Common Stocks
  (cost $143,332,862)                            175,318,439
                                                ------------
REPURCHASE AGREEMENTS (0.3%):
$  1,896,468  BA Securities, Inc., 5.875%,
                due 11/1/95, to be repurchased
                at $1,896,778. Collateralized
                by $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage Association,
                5.875%, due 3/29/96;
                $75,000,000 Federal National
                Mortgage Association, 5.875%,
                due 5/2/96; $45,000,000
                Federal Home Loan Bank, 5.875%,
                due 1/30/96, $22,000,000
                Federal Home Loan Bank, 5.875%,                due 2/29/96 (cost
$1,896,468)....  1,896,468
                                                ------------
Total Income Equity Investment Style
  (cost $145,229,330)                            177,214,907
                                                ------------

  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
INDEX INVESTMENT STYLE (24.9%):
   6,371,515  Index Portfolio of Core Trust
                (Delaware)`D'.................. $177,753,834
                                                ------------
Total Index Investment Style
  (cost $145,786,945)                            177,753,834
OTHER INVESTMENTS (0.2%):
REPURCHASE AGREEMENTS (0.2%):
$  1,781,394  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,781,685.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96......................      1,781,394
                                                ------------
Total Other Investments
  (cost $1,781,394)                                1,781,394
                                                ------------
Total Investments (100.0%)
  (cost $601,661,192)                           $713,951,433
                                                ------------
                                                ------------

`D' As of October 31, 1995,
    Diversified Equity Fund's
  investment in Small Company
    Portfolio, International
  Portfolio II, and Index Portfolio of
    Core Trust (Delaware)
  represented 22.70%, 30.99%, and
    61.46%, respectively, of
  those portfolios' outstanding
    interests. Accordingly, the
  Fund may be deemed to own 22.70%,
    30.99%, and 61.46%
  of each security and other assets of
    the respective
  portfolios. The Portfolio of
    Investments of Small Company
  Portfolio, International Portfolio
    II, and Index Portfolio of
  Core Trust (Delaware) are presented
    beginning at page 87.

* Non-income producing security.
[DEL] Part or all of this investment
      on loan, see Note 6 of notes
      to the financial statements.
  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       35

--------------------------------------------------------------------------------

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                VALUE
-----------   ------------------------------   ------------

LARGE COMPANY GROWTH INVESTMENT
 STYLE (35.2%)
COMMON STOCKS (33.5%):
AMUSEMENT & RECREATION SERVICES (0.9%):

    87,000    The Walt Disney
                Company[DEL]................   $  5,013,377
                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR
  MATERIALS (0.5%):

    63,300    Cintas Corporation[DEL].......      2,658,600
                                               ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
& MOBILE HOME DEALERS (1.8%):

   150,000    Home Depot, Inc...............      5,587,500
   165,400    Lowe's Companies, Inc.........      4,465,800
                                               ------------

                                                 10,053,300
                                               ------------
BUSINESS SERVICES (5.5%):

    28,400    Automatic Data Processing,
                Inc.........................      2,030,600

    12,900    DST Systems, Inc..............        270,900

   126,700    First Data Corporation[DEL]...      8,378,030
    92,100    Fiserv, Inc.*.................      2,371,575
   112,800    General Motors Corporation,
                Class E[DEL]................      5,315,703
   118,400    Microsoft Corporation*........     11,840,000

    44,900    Sungard Data Systems, Inc.....      1,234,750
                                               ------------

                                                 31,441,558
                                               ------------

COMMUNICATIONS (0.8%):

   168,700    Airtouch Communications,
                Inc.*.......................      4,807,950
                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (8.4%):
   182,700    Intel Corporation.............     12,766,153

   444,100    L.M. Ericsson Telephone
                Company, ADR[DEL]...........      9,485,665

   131,343    Molex, Inc., Class A..........      4,038,798

   157,200    Motorola, Inc.................     10,316,252

   140,100    Nokia Corporation, ADR, Class
                A...........................      7,810,575
    87,400    Solectron Corporation*........      3,517,850
                                               ------------

                                                 47,935,293
                                               ------------

                         SECURITY
  SHARES               DESCRIPTION                VALUE
-----------   ------------------------------   ------------

ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (1.1%):
   131,600    Medaphis Corporation*[DEL]....   $  4,178,300
    45,050    Paychex, Inc..................      1,954,045
                                               ------------
                                                  6,132,345
                                               ------------
FOOD & KINDRED PRODUCTS (1.3%):
   103,300    The Coca-Cola Company.........      7,424,690
                                               ------------
GENERAL MERCHANDISE STORES (0.5%):
   140,500    Wal-Mart Stores, Inc..........      3,038,315
                                               ------------
HEALTH SERVICES (0.5%):
    55,100    Columbia HCA Healthcare
                Corporation[DEL]............      2,706,788
                                               ------------
HOLDING & OTHER INVESTMENT OFFICES (2.0%):
   150,900    Franklin Resources, Inc.......      7,658,175
    75,300    T. Rowe Price.................      3,746,175
                                               ------------
                                                 11,404,350
                                               ------------
INSURANCE CARRIERS (1.9%):
   126,250    American International Group..     10,652,346
                                               ------------
MISCELLANEOUS RETAIL (1.8%):
   204,800    Autozone, Inc.*[DEL]..........      5,068,800
   100,450    Petsmart, Inc.*...............      3,365,075
    34,200    Viking Office
                Products*[DEL]..............      1,521,900
                                               ------------
                                                  9,955,775
                                               ------------
OIL & GAS EXTRACTION (0.1%):
     9,400    Schlumberger, Ltd.............        585,150
                                               ------------
PHARMACEUTICAL PREPARATIONS (0.6%):
    62,400    Pfizer, Inc.*.................      3,580,200
                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (2.0%):
   428,300    Charles Schwab Corporation....      9,797,364
    57,000    Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]..................      1,695,750
                                               ------------
                                                 11,493,114
                                               ------------
TOBACCO PRODUCTS (0.7%):
    49,600    Philip Morris Companies,
                Inc.........................      4,191,200
                                               ------------
WHOLESALE TRADE-DURABLE GOODS (0.6%):
    93,200    Danka Business Systems[DEL]...      3,122,200
                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS (2.5%):
    31,100    Alco Standard
                Corporation[DEL]............      2,752,350
    59,600    Corporate Express, Inc.*......      1,557,051
   345,900    Office Depot, Inc.*[DEL]......      9,901,390
                                               ------------
                                                 14,210,791
                                               ------------
Total Common Stocks
  (cost $151,738,605)                           190,407,342
                                               ------------

 The accompanying notes are an integral part
 of the financial statements.                            NORWEST ADVANTAGE FUNDS
                                       36

--------------------------------------------------------------------------------

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

  SHARES/                SECURITY
FACE AMOUNT            DESCRIPTION                VALUE
-----------   ------------------------------   ------------
REPURCHASE AGREEMENTS (1.7%):
$9,752,064    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $9,753,656.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875% due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost
                $9,752,064). ...............   $  9,752,064
                                               ------------
Total Large Company Growth Investment
  Style (cost $161,490,669)                     200,159,406
                                               ------------

SMALL COMPANY GROWTH INVESTMENT
 STYLE (34.5%)
 6,811,907    Small Company Portfolio of
                Core Trust (Delaware)`D'....    195,932,903
Total Small Company Growth Investment
  Style (cost $174,172,593)                     195,932,903
                                               ------------

INTERNATIONAL INVESTMENT STYLE (30.0%):
 7,910,497    International Portfolio II of
                Core Trust (Delaware)`D'....    169,790,689
                                               ------------
Total International Investment
  Style (cost $163,142,224)                     169,790,689
                                               ------------
  SHARES/                SECURITY
FACE AMOUNT            DESCRIPTION                VALUE
-----------   ------------------------------   ------------
OTHER INVESTMENTS (0.3%):
REPURCHASE AGREEMENTS (0.3%):
$1,411,464    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,411,694.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875% due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96.....................   $  1,411,464
                                               ------------
Total Other Investments
  (cost $1,411,464)                               1,411,464
                                               ------------
Total Investments (100.0%)
  (cost $500,216,950)                          $ 567,294,462
                                               ------------
                                               ------------

`D' As of October 31, 1995, Growth Equity Fund's investment in Small Company
    Portfolio and International Portfolio II of Core Trust (Delaware) represented 63.07% and 49.55%, respectively of those portfolios' outstanding interests. Accordingly, the Fund may be deemed to own 63.07% and 49.55% of each security and other assets of the respective portfolios. The Portfolio of Investments of Small Company Portfolio and International Portfolio II of Core Trust (Delaware) are presented beginning at page 87.
[DEL] Part or all of this investment on loan, see Note 6 of notes to the financial statements.
* Non-income producing security.

  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       37

--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                          SECURITY
  SHARES                DESCRIPTION                 VALUE
-----------   --------------------------------   -----------
COMMON STOCKS (95.2%):

AMUSEMENT & RECREATION SERVICES (2.5%):
    27,800    The Walt Disney Company[DEL]....   $ 1,601,976
                                                 -----------

APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (1.2%):
    18,500    Cintas Corporation..............       777,000
                                                 -----------
BUILDING MATERIALS, HARDWARE, GARDEN
  SUPPLY, & MOBILE HOME DEALERS (4.8%):
    45,100    Home Depot, Inc.................     1,679,975
    51,900    Lowe's Companies, Inc...........     1,401,300
                                                 -----------
                                                   3,081,275
                                                 -----------

BUSINESS SERVICES (15.8%):
     9,600    Automatic Data Processing,
                Inc...........................       686,400
     4,200    DST Systems, Inc................        88,200
    39,400    First Data Corporation[DEL].....     2,605,325
    32,500    Fiserv, Inc.*...................       836,875
    36,400    General Motors Corporation,
                Class E[DEL]..................     1,715,351
    37,900    Microsoft Corporation*..........     3,790,000
    14,600    Sungard Data Systems, Inc.*.....       401,500
                                                 -----------
                                                  10,123,651
                                                 -----------

COMMUNICATIONS (2.1%):
    46,700    Airtouch Communications,
                Inc.*.........................     1,330,950
                                                 -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
  & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (24.0%):
    58,500    Intel Corporation...............     4,087,688
   135,000    L.M. Ericsson Telephone Company,
                ADR...........................     2,883,506
    45,243    Molex, Inc., Class A............     1,391,212
    51,300    Motorola, Inc...................     3,366,564
    44,300    Nokia Corporation, ADR, Class
                A.............................     2,469,725
    28,800    Solectron Corporation*..........     1,159,200
                                                 -----------
                                                  15,357,895
                                                 -----------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (3.1%):
    43,700    Medaphis Corporation*[DEL]......     1,387,475
    14,250    Paychex, Inc....................       618,094
                                                 -----------
                                                   2,005,569
                                                 -----------

FOOD & KINDRED PRODUCTS (3.6%):
    31,600    The Coca-Cola Company...........     2,271,251
                                                 -----------
GENERAL MERCHANDISE STORES (1.4%):
    42,900    Wal-Mart Stores, Inc............       927,713
                                                 -----------

                          SECURITY
  SHARES                DESCRIPTION                 VALUE
-----------   --------------------------------   -----------

HEALTH SERVICES (1.3%):
    17,600    Columbia HCA Healthcare
                Corporation[DEL]..............   $   864,600
                                                 -----------

HOLDING & OTHER INVESTMENT OFFICES (5.9%):
    48,800    Franklin Resources, Inc.........     2,476,600
    25,200    T. Rowe Price...................     1,253,700
                                                 -----------
                                                   3,730,300
                                                 -----------

INSURANCE CARRIERS (5.5%):
    42,050    American International Group....     3,547,970
                                                 -----------

MISCELLANEOUS RETAIL (5.3%):
    68,500    Autozone, Inc.*[DEL]............     1,695,375
    34,600    Petsmart, Inc.*.................     1,159,100
    12,800    Viking Office Products*[DEL]....       569,600
                                                 -----------
                                                   3,424,075
                                                 -----------

OIL & GAS EXTRACTION (0.3%):
     3,000    Schlumberger, Ltd...............       186,750
                                                 -----------

PHARMACEUTICAL PREPARATIONS (1.8%):
    20,000    Pfizer, Inc.....................     1,147,501
                                                 -----------

SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (5.7%):
   135,400    Charles Schwab Corporation......     3,097,275
    18,300    Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]....................       544,425
                                                 -----------
                                                   3,641,700
                                                 -----------

TOBACCO PRODUCTS (2.0%):
    14,800    Philip Morris Companies, Inc....     1,250,600
                                                 -----------

WHOLESALE TRADE -- DURABLE GOODS (1.6%):
    29,500    Danka Business Systems[DEL].....       988,250
                                                 -----------

WHOLESALE TRADE -- NONDURABLE GOODS (7.3%):
    11,700    Alco Standard
                Corporation[DEL]..............     1,035,450
    18,800    Corporate Express, Inc.*........       491,151
   110,900    Office Depot, Inc.*[DEL]........     3,174,514
                                                 -----------
                                                   4,701,115
                                                 -----------
Total Common Stocks
  (cost $48,188,661)                              60,960,141
                                                 -----------

WARRANTS (0.0%):

MISCELLANEOUS MANUFACTURING
  INDUSTRIES (0.0%):
       640    Jan Bell Marketing, Inc., due
                12/13/95......................             0
                                                 -----------
Total Warrants
  (cost $0)                                                0
                                                 -----------

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                      38

--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
-----------   --------------------------------   -----------
REPURCHASE AGREEMENTS (4.8%):
$3,089,866    BA Securities, Inc., 5.875%, due
                11/1/95, to be repurchased at
                $3,090,370. Collateralized by
                $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage Association,
                5.875%, due 3/29/96;
                $75,000,000 Federal National
                Mortgage Association, 5.875%,
                due 5/2/96; $45,000,000
                Federal Home Loan Bank,
                5.875%, due 1/30/96;
                $22,000,000 Federal Home Loan
                Bank, 5.875%, due 2/29/96
                (cost $3,089,866).............   $ 3,089,866
                                                 -----------
Total Investments (100.0%)
  (cost $51,278,527)                             $64,050,007
                                                 -----------
                                                 -----------

*  Non-income producing security.

[DEL] Part or all of this investment on loan, see Note 6 of notes to the financial statements.

 The accompanying notes are an integral part
 of the financial statements.                            NORWEST ADVANTAGE FUNDS
                                      39

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
COMMON STOCKS (94.1%):
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (3.0%):
     117,700  Authentic Fitness
                Corporation..................   $  2,412,850
     252,400  Warnaco Group, Inc., Class A...      5,868,300
                                                ------------
                                                   8,281,150
                                                ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS
& OPERATIVE BUILDERS (1.7%):
     228,300  Del Webb Corporation...........      4,737,225
                                                ------------
BUSINESS SERVICES (9.3%):
     160,950  American Management Systems,
                Inc.*........................      4,647,431
      76,200  BMC Software, Inc.*[DEL].......      2,714,626
     133,300  ITI Technologies, Inc.*........      3,365,825
      67,400  McAfee Associates, Inc.*.......      3,926,050
     176,100  Platinum Technology, Inc.*.....      3,213,820
     238,000  Possis Medical, Inc.*..........      3,361,750
     318,500  Sotheby's Holdings, Inc........      4,419,184
                                                ------------
                                                  25,648,686
                                                ------------
CHEMICALS & ALLIED PRODUCTS (9.4%):
       8,762  Advanced Therapeutic Systems*..        242,050
     150,100  Arcadian Corporation*..........      3,095,813
      81,604  Elan Corporation, plc,
                ADR*[DEL]....................      3,274,361
      61,000  Genzyme Corporation*[DEL]......      3,553,250
     158,900  Gilead Sciences, Inc.*.........      3,098,550
     239,500  Sepracor, Inc.*................      4,041,564
     106,300  Teva Pharmaceutical Industries,
                Ltd., ADR....................      4,172,275
      94,822  Watson Pharmaceuticals,
                Inc.*........................      4,243,285
                                                ------------
                                                  25,721,148
                                                ------------
COMMUNICATIONS (3.6%):
     110,600  Comcast UK Cable Partners,
                Ltd.*........................      1,423,975
      55,900  CommNet Cellular, Inc.*........      1,404,488
     118,300  Mobile Telecommunication
                Technologies Corporation*....      3,356,764
      38,000  TCA Cable TV, Inc.[DEL]........      1,125,750
     118,650  Vanguard Cellular Systems,
                Inc., Class A*...............      2,654,794
                                                ------------
                                                   9,965,771
                                                ------------
CONSTRUCTION -- SPECIAL TRADE CONTRACTORS
(1.5%):
     112,300  Oakwood Homes Corporation......      4,211,250
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (5.3%):
      64,100  BayBanks, Inc..................      5,192,100
      71,800  Commercial Federal
                Corporation..................      2,360,425
     276,700  Dime Bancorp, Inc.*............      2,939,939
     220,300  Glendale Federal Bank FSB*.....      3,524,800
      31,343  Roosevelt Financial Group,
                Inc.[DEL]....................        505,406
                                                ------------
                                                  14,522,670
                                                ------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
EATING & DRINKING PLACES (1.0%):
      74,000  Lone Star Steakhouse &
                Saloon*......................   $  2,858,251
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (1.5%):
     133,000  U.S.A. Waste Services, Inc.*...      2,793,000
      36,000  United Waste Systems, Inc.*....      1,422,000
                                                ------------
                                                   4,215,000
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (11.7%):
     138,100  Alliance Semiconductor
                Corporation*[DEL]............      4,246,575
     130,300  Burr-Brown Corporation*........      4,234,750
     119,400  Cidco, Inc.*[DEL]..............      3,537,226
      66,000  Cypress Semiconductor
                Corporation*[DEL]............      2,326,500
      13,800  Harman International
                Industries, Inc..............        636,526
      98,000  Integrated Process Equipment
                Corporation*.................      3,638,251
      76,200  International Rectifier
                Corporation*.................      3,438,525
      65,500  Komag, Inc.*...................      3,733,500
      48,300  Lattice Semiconductor
                Corporation*.................      1,895,770
     135,500  Smartflex Systems, Inc.*.......      1,981,680
     103,700  VLSI Technology, Inc.*[DEL]....      2,436,950
                                                ------------
                                                  32,106,253
                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
  TRANSPORTATION EQUIPMENT (1.4%):
      64,000  Blount, Inc., Class A..........      2,776,001
      70,800  CasTech Aluminum Group, Inc.*..        991,200
                                                ------------
                                                   3,767,201
                                                ------------
GENERAL MERCHANDISE STORES (1.3%):
     157,700  Consolidated Stores
                Corporation*.................      3,646,815
                                                ------------
HEALTH SERVICES (1.9%):
      71,500  Community Health Systems,
                Inc.*........................      2,270,125
      38,000  Genesis Health Ventures,
                Inc.*[DEL]...................      1,097,250
      62,850  Vencor, Inc.*[DEL].............      1,744,088
                                                ------------
                                                   5,111,463
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (0.8%):
     143,400  RFS Hotel Investors, Inc.......      2,168,925
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (1.0%):
     127,500  Best Buy Company, Inc.*[DEL]...      2,645,625
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (9.1%):
     123,500  Adaptec, Inc.*.................      5,495,750
     118,300  Case Corporation...............      4,510,188
      95,500  Diamond Multimedia Systems,
                Inc.*[DEL]...................      2,817,250
     141,100  ESS Technology, Inc.*..........      4,233,000

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       40

--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
               OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT, CONTINUED:
      96,600  Greenfield Industries, Inc.....   $ 2,898,000
      60,300  Read-Rite Corporation*.........     2,102,963
      67,700  York International
                Corporation..................     2,961,875
                                                -----------
                                                 25,019,026
                                                -----------
INSURANCE AGENTS, BROKERS, & SERVICE (2.0%):
     112,700  The PMI Group, Inc.[DEL].......     5,409,600
                                                -----------
INSURANCE CARRIERS (5.7%):
     164,700  AmVestors Financial
                Corporation..................     1,852,875
      22,600  Capital RE Corporation.........       638,450
      54,800  Healthsource, Inc.*[DEL].......     2,904,400
     151,200  PartnerRe, Ltd.................     4,025,700
     210,400  Prudential Reinsurance
                Holdings, Inc.*..............     4,286,901
      51,000  Vesta Insurance Group, Inc.....     2,059,125
                                                -----------
                                                 15,767,451
                                                -----------
LUMBER & WOOD PRODUCTS, EXCEPT
  FURNITURE (2.1%):
     155,000  Rayonier, Inc..................     5,812,500
                                                -----------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL, &
  OPTICAL GOODS (2.8%):
      92,600  Input/Output, Inc.*............     3,460,925
     333,800  LTX Corporation*...............     4,130,775
                                                -----------
                                                  7,591,700
                                                -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.8%):
     178,500  Lear Seating Corporation*......     4,953,375
                                                -----------
MISCELLANEOUS RETAIL (4.2%):
      59,700  Barnes & Noble, Inc.*..........     2,179,050
     190,900  Borders Group, Inc.*...........     3,269,163
     124,350  Office Max, Inc.*..............     3,077,663
      90,450  Petsmart, Inc.*................     3,030,075
                                                -----------
                                                 11,555,951
                                                -----------
NONDEPOSITORY CREDIT INSTITUTIONS (0.5%):
      82,500  Olympic Financial, Ltd.*[DEL]..     1,505,625
                                                -----------
OIL & GAS EXTRACTION (4.4%):
     131,300  Box Energy Corporation, Class
                B*[DEL]......................     1,247,350
     368,700  Reading & Bates Corporation*...     4,240,050
     208,100  Sonat Offshore Drilling
               Company......................      6,607,175
                                                -----------
                                                 12,094,575
                                                -----------
PRIMARY METAL INDUSTRIES (1.5%):
      76,800  Texas Industries, Inc..........     4,041,601
                                                -----------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (0.5%):
      38,900  Softkey International,
                Inc.*[DEL]...................   $ 1,225,350
                                                -----------
TEXTILE MILL PRODUCTS (1.0%):
     137,500  Albany International
                Corporation, Class A.........     2,853,125
                                                -----------
WHOLESALE TRADE -- DURABLE GOODS (4.1%):
     108,100  AmeriSource Health
                Corporation*.................     2,945,725
     257,600  Anixter International, Inc.*...     4,926,600
     273,900  Tech Data Corporation*.........     3,321,039
                                                -----------
                                                 11,193,364
                                                -----------
Total Common Stocks
  (cost $215,132,815)                           258,630,676
                                                -----------
WARRANTS (0.1%):
CHEMICALS & ALLIED PRODUCTS (0.1%):
       4,979  Elan Corporation, plc,
               ADR 11/14/95*.................       123,230
       8,762  Elan Corporation, plc,
               ADR 8/12/98*..................       127,049
                                                -----------
                                                    250,279
                                                -----------
Total Warrants
  (cost $153,063)                                   250,279
                                                -----------
REPURCHASE AGREEMENTS (5.8%):
$ 16,052,098  BA Securities, Inc., 5.875%,
                due 11/1/95, to be repurchased
                at $16,054,718. Collateralized
                by $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000 Federal
                National Mortgage Association,
                5.875%, due 2/27/96; $48,000,000
                Federal National Mortgage
                Association, 5.875%, due 3/29/96;
                $75,000,000 Federal National
                Mortgage Association, 5.875%,
                due 5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $16,052,098)...      16,052,098
                                                  -----------
Total Investments (100.0%)
  (cost $231,337,976)                             $274,933,053
                                                  -----------
                                                  -----------

* Non-income producing security.
[DEL] Part or all of this investment on loan, see Note 6
 of notes to the financial statements.
 The accompanying notes are an integral part
 of the financial statements.                            NORWEST ADVANTAGE FUNDS
                                       41

--------------------------------------------------------------------------------

INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                       SECURITY
SHARES                DESCRIPTION                   VALUE
-------  -------------------------------------   -----------
INTERNATIONAL INVESTMENT STYLE (100%):
         International Portfolio of Core Trust
           (Delaware)`D'......................   $92,309,942
                                                 -----------
Total Investments (100.0%)
  (cost $88,631,222)                             $92,309,942
                                                 -----------
                                                 -----------

`D' As of October 31, 1995 International Fund's investment in International
    Portfolio of Core Trust (Delaware) represented substantially all of the Portfolio's outstanding interests. Accordingly, the Fund may be deemed to own substantially all of the securities and other assets of the Portfolio. The Portfolio of Investments of International Portfolio of Core Trust (Delaware) is presented beginning at page 94.

  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       42

--------------------------------------------------------------------------------

INCOME EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
COMMON STOCKS (97.2%):
CHEMICALS & ALLIED PRODUCTS (13.3%):
       9,900  American Home Products
                Corporation...................   $   877,388
      19,700  Du Pont (E.I.) De Nemours &
                Company.......................     1,228,788
      11,800  Johnson & Johnson...............       961,700
      14,500  Merck & Company, Inc............       833,750
      41,000  Morton International, Inc.......     1,250,500
      17,000  Procter & Gamble Company[DEL]...     1,377,000
                                                 -----------
                                                   6,529,126
                                                 -----------
COMMUNICATIONS (7.0%):
      35,000  AT&T Corporation................     2,240,000
      28,900  GTE Corporation.................     1,192,125
                                                 -----------
                                                   3,432,125
                                                 -----------
DOMESTIC DEPOSITORY INSTITUTIONS (4.7%):
      23,700  First Bank System, Inc.[DEL]....     1,179,075
      15,000  J.P. Morgan & Company, Inc......     1,156,875
                                                 -----------
                                                   2,335,950
                                                 -----------
EATING & DRINKING PLACES (1.5%):
      18,400  McDonald's Corporation..........       754,400
                                                 -----------
ELECTRIC, GAS & SANITARY SERVICES (9.1%):
      28,700  Consolidated Natural Gas
                Company[DEL]..................     1,090,600
       9,900  FPL Group, Inc..................       414,563
      25,000  Pacific Gas and Electric
                Company.......................       734,370
      23,700  Public Service Enterprise Group,
                Inc.[DEL].....................       696,186
      11,600  Texas Utilities Company.........       426,300
      39,000  WMX Technologies, Inc...........     1,096,876
                                                 -----------
                                                   4,458,895
                                                 -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (4.7%):
      13,200  Emerson Electric Company........       940,500
      22,000  General Electric Company........     1,391,500
                                                 -----------
                                                   2,332,000
                                                 -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT,
  & RELATED SERVICES (3.7%):
      30,000  Dun & Bradstreet Corporation....     1,792,500
                                                 -----------
FOOD & KINDRED PRODUCTS (3.7%):
      18,400  PepsiCo, Inc....................       970,600
      28,000  Sara Lee Corporation............       822,500
                                                 -----------
                                                   1,793,100
                                                 -----------
GENERAL MERCHANDISE STORES (5.2%):
       9,200  Dayton Hudson Corporation.......       632,500
      20,000  J.C. Penney Company, Inc........       842,500
      14,500  May Department Stores Company...       569,125
      14,500  Sears, Roebuck and Company......       493,000
                                                 -----------
                                                   2,537,125
                                                 -----------

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (4.5%):
      24,000  Hewlett-Packard Company.........   $ 2,223,000
                                                 -----------
INSURANCE CARRIERS (2.8%):
      13,442  Allstate Corporation............       493,994
      27,000  American General Corporation....       887,626
                                                 -----------
                                                   1,381,620
                                                 -----------
MEASURING, ANALYZING, & CONTROLLING
 INSTRUMENTS; PHOTOGRAPHIC, MEDICAL,
 & OPTICAL GOODS (6.1%):
      24,000  Eastman Kodak Company...........     1,503,000
      35,000  Honeywell, Inc..................     1,470,000
                                                 -----------
                                                   2,973,000
                                                 -----------
NONDEPOSITORY CREDIT INSTITUTIONS (4.6%):
      27,600  American Express Company........     1,121,250
      16,600  Transamerica Corporation........     1,124,650
                                                 -----------
                                                   2,245,900
                                                 -----------
OIL & GAS EXTRACTION (2.6%):
      20,600  Schlumberger, Ltd...............     1,282,350
                                                 -----------
PAPER & ALLIED PRODUCTS (2.9%):
      25,000  Minnesota Mining & Manufacturing
                Company.......................     1,421,875
                                                 -----------
PETROLEUM REFINING & RELATED INDUSTRIES
(9.6%):
       9,000  Atlantic Richfield Company......       960,750
      21,000  Chevron Corporation.............       981,750
      14,200  Exxon Corporation...............     1,084,525
       7,900  Mobil Corporation...............       795,925
       7,000  Royal Dutch Petroleum
                Company[DEL]..................       860,126
                                                 -----------
                                                   4,683,076
                                                 -----------
PHARMACEUTICAL PREPARATIONS (2.1%):
      18,100  Pfizer, Inc.[DEL]...............     1,038,488
                                                 -----------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES
(1.6%):
      28,900  Deluxe Corporation..............       776,688
                                                 -----------
TOBACCO PRODUCTS (5.2%):
      30,000  American Brands, Inc............     1,286,250
      15,000  Philip Morris Companies, Inc....     1,267,500
                                                 -----------
                                                   2,553,750
                                                 -----------
TRANSPORTATION EQUIPMENT (2.3%):
      12,500  United Technologies
                Corporation...................     1,109,375
                                                 -----------
Total Common Stocks
  (cost $39,384,675)                              47,654,343
                                                 -----------

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       43

--------------------------------------------------------------------------------

INCOME EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
------------  --------------------------------   -----------
REPURCHASE AGREEMENTS (2.8%):
$  1,360,418  BA Securities, Inc., 5.875%, due
                11/1/95, to be repurchased at
                $1,360,640. Collateralized by
                $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage Association,
                5.875%, due 3/29/96;
                $75,000,000 Federal National
                Mortgage Association, 5.875%,
                due 5/2/96; $45,000,000
                Federal Home Loan Bank,
                5.875%, due 1/30/96;
                $22,000,000 Federal Home Loan
                Bank, 5.875%, due 2/29/96
                (cost $1,360,418).............   $ 1,360,418
                                                 -----------
Total Investments (100.0%)
  (cost $40,745,093)                             $49,014,761
                                                 -----------
                                                 -----------

[DEL] Part or all of this investment on loan, see Note 6
   of notes to the financial statements.
 The accompanying notes are an integral part
 of the financial statements.                            NORWEST ADVANTAGE FUNDS
                                       44

--------------------------------------------------------------------------------
INDEX FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
COMMON STOCKS (99.4%):
AGRICULTURAL PRODUCTION -- CROPS (0.1%):
     3,100    Pioneer Hi-Bred International,
                Inc..........................   $    153,838
                                                ------------
AMUSEMENT & RECREATION SERVICES (0.8%):
     8,950    Harrah's Entertainment,
                Inc.*........................        221,513
    22,100    The Walt Disney Company[DEL]         1,273,513
                                                ------------
                                                   1,495,026
                                                ------------
APPAREL & ACCESSORY STORES (0.5%):
    23,800    Charming Shoppes, Inc..........         68,425
     5,000    Gap, Inc.......................        196,875
     3,700    Melville Corporation...........        118,400
     2,800    Nordstrom, Inc.................        103,775
     7,000    TJX Companies, Inc.............         94,500
    18,100    The Limited, Inc...............        332,588
                                                ------------
                                                     914,563
                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (0.2%):
     5,900    Liz Claiborne, Inc.............        167,413
     2,600    V.F. Corporation...............        124,475
                                                ------------
                                                     291,888
                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE
  STATIONS (0.1%):
     9,400    Pep Boys -- Manny, Moe & Jack..        205,625
                                                ------------
AUTOMOTIVE REPAIR, SERVICES,
  & PARKING (0.1%):
     5,300    Ryder System, Inc..............        127,863
                                                ------------
BUILDING CONSTRUCTION -- GENERAL CONTRACTORS
  & OPERATIVE BUILDERS (0.0%):
     2,100    Centex Corporation.............         68,775
                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (0.5%):
    20,366    Home Depot, Inc................        758,634
     6,300    Lowe's Companies, Inc..........        170,100
                                                ------------
                                                     928,734
                                                ------------
BUSINESS SERVICES (3.4%):
     2,600    Autodesk, Inc..................         88,400
     5,700    Automatic Data Processing,
                Inc..........................        407,550
     6,300    C.U.C. International,
                Inc.*[DEL]...................        218,138
     2,700    Cabletron Systems, Inc.*.......        212,288
     3,400    Ceridian Corporation*..........        147,900
     8,400    Computer Associates
                International, Inc...........        462,000
     2,000    Computer Sciences
                Corporation*.................        133,750
     4,100    First Data Corporation[DEL]....        271,113
     3,100    Interpublic Group of Companies,
                Inc..........................        120,125
    25,100    Microsoft Corporation*.........      2,510,000
    13,700    Novell, Inc.*..................        226,050
     5,600    Ogden Corporation..............        127,400

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
BUSINESS SERVICES, CONTINUED:
    17,050    Oracle Systems Corporation*....   $    743,807
     5,850    Safety Kleen Corporation.......         89,944
     3,400    Sun Microsystems, Inc.*........        265,200
     7,200    UST, Inc.......................        216,000
                                                ------------
                                                   6,239,665
                                                ------------
CHEMICALS & ALLIED PRODUCTS (12.3%):
    32,460    Abbott Laboratories............      1,290,285
     3,900    Air Products & Chemicals,
                Inc..........................        201,338
     3,600    Alberto Culver Company.........        112,950
     4,200    Allergan, Inc..................        123,375
     5,500    Alza Corporation*..............        121,000
    12,700    American Home Products
                Corporation..................      1,125,539
    10,800    Amgen, Inc.*...................        518,400
     2,600    Avon Products, Inc.............        184,925
    11,300    Baxter International, Inc......        436,463
    21,700    Bristol-Myers Squibb Company...      1,654,625
     2,200    Clorox Company.................        157,850
     5,200    Colgate-Palmolive Company......        360,100
     4,300    Dial Corporation...............        104,813
    11,150    Dow Chemical Company...........        765,169
    23,100    DuPont (E.I.) De Nemours &
                Company......................      1,440,863
     2,800    Eastman Chemical Company.......        166,600
     4,300    Ecolab, Inc....................        124,700
    12,400    Eli Lilly & Company............      1,198,151
     1,700    FMC Corporation*...............        121,763
     2,400    Goodrich (B.F.) Company........        158,100
     4,200    Great Lakes Chemical
                Corporation[DEL].............        281,925
     4,500    Hercules, Inc..................        240,188
     5,900    International Flavors &
                Fragrances, Inc..............        284,675
    27,600    Johnson & Johnson..............      2,249,400
     2,600    Mallinckrodt Group, Inc........         90,350
    53,000    Merck & Company, Inc...........      3,047,500
     5,600    Monsanto Company...............        586,600
     4,900    Morton International, Inc......        149,450
     3,200    Nalco Chemical Company.........         96,000
    10,800    PPG Industries, Inc............        459,000
     4,700    Praxair, Inc...................        126,900
    29,474    Procter & Gamble Company.......      2,387,394
     2,400    Rohm & Haas Company............        132,600
    15,900    Schering-Plough
                Corporation[DEL].............        852,638
     3,700    Sherwin-Williams Company.......        139,213
     8,100    Union Carbide Corporation......        306,788
     5,800    Upjohn Company[DEL]............        294,350
     3,300    W.R. Grace & Company...........        183,975

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       45

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
CHEMICALS & ALLIED PRODUCTS, CONTINUED:
     5,500    Warner-Lambert Company.........   $    468,188
                                                ------------
                                                  22,744,143
                                                ------------
COMMUNICATIONS (10.0%):
    67,989    AT&T Corporation...............      4,351,296
    22,001    Airtouch Communications,
                Inc.*........................        627,029
     7,100    Alltel Corporation.............        217,438
    23,700    Ameritech Corporation..........      1,279,800
    19,000    Bell Atlantic
                Corporation[DEL].............      1,208,876
    20,650    BellSouth Corporation..........      1,579,725
     2,400    CBS, Inc.......................        193,800
     6,400    Capital Cities/ABC, Inc........        759,200
     7,800    Comcast Corporation, Class A...        139,425
    41,600    GTE Corporation................      1,716,000
     3,000    King World Productions,
                Inc.*........................        104,625
    32,800    MCI Communications
                Corporation..................        817,950
    18,300    NYNEX Corporation..............        860,100
    17,101    Pacific Telesis Group..........        519,443
    27,600    SBC Communications, Inc........      1,542,152
    15,700    Sprint Corporation.............        604,450
    24,948    Tele-Communications, Inc.*.....        424,116
    19,200    U.S. West, Inc.................        914,400
    14,705    Viacom, Inc., Class B*[DEL]....        735,250
                                                ------------
                                                  18,595,075
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (6.5%):
    18,603    Banc One Corporation...........        627,851
     4,900    Bank of Boston Corporation.....        218,050
    10,100    Bank of New York Company,
                Inc.[DEL]....................        424,200
    16,284    BankAmerica Corporation........        936,330
     2,700    Bankers Trust New York
                Corporation..................        172,125
     5,900    Barnett Banks, Inc.............        325,975
     4,900    Boatmen's Bancshares, Inc......        186,200
     8,300    Chase Manhattan Corporation....        473,100
    10,504    Chemical Banking Corporation...        597,416
    16,900    Citicorp.......................      1,096,388
     5,100    Corestates Financial
                Corporation..................        185,513
     6,100    First Bank System, Inc.........        303,475
     3,400    First Chicago Corporation......        230,775
     2,900    First Fidelity
                Bancorporation...............        189,588
     4,200    First Interstate Bancorp.......        541,800
     8,400    First Union Corporation[DEL]...        416,850
     6,300    Fleet Financial Group,
                Inc.[DEL]....................        244,125
     2,200    Golden West Financial
                Corporation..................        110,275
     5,500    Great Western Financial
                Corporation..................        124,438
     4,800    H.F. Ahmanson & Company........        120,000
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
DOMESTIC DEPOSITORY INSTITUTIONS, CONTINUED:
     8,400    J.P. Morgan & Company, Inc.....   $    647,851
     8,500    KeyCorp........................        286,875
     8,050    Mellon Bank Corporation........        403,506
     5,750    NBD Bancorp, Inc...............        218,500
     5,900    National City Corporation......        182,163
    12,960    NationsBank Corporation[DEL]...        852,120
    10,700    PNC Bank Corporation[DEL]......        280,875
     2,400    Republic New York Corporation..        140,700
     4,600    Shawmut National Corporation...        155,825
     4,300    Suntrust Banks, Inc............        277,350
     4,300    U.S. Bancorp...................        127,388
     9,200    Wachovia Corporation...........        405,950
     2,000    Wells Fargo & Company..........        420,250
                                                ------------
                                                  11,923,827
                                                ------------
EATING & DRINKING PLACES (1.0%):
    16,700    Darden Restaurants, Inc........        189,963
     4,100    Marriott International, Inc....        151,188
    29,800    McDonald's Corporation.........      1,221,800
    10,600    Shoney's, Inc.*................        117,925
     5,200    Wendy's International, Inc.....        103,350
                                                ------------
                                                   1,784,226
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (4.9%):
     6,400    American Electric Power
                Company......................        244,000
     4,400    Baltimore Gas & Electric
                Company......................        117,700
     8,100    Browning-Ferris Industries,
                Inc..........................        235,913
     4,682    CINergy Corporation............        132,852
     5,600    Carolina Power & Light
                Company......................        183,400
     6,300    Central & Southwest
                Corporation..................        168,525
     3,600    Coastal Corporation............        116,550
     3,400    Columbia Gas System, Inc.*.....        130,900
    12,800    Consolidated Edison Company of
                New York, Inc................        388,800
     3,100    Consolidated Natural Gas
                Company......................        117,800
     5,400    Detroit Edison Company.........        182,250
     5,900    Dominion Resources, Inc........        234,525
    10,700    Duke Power Company.............        478,825
     6,700    ENSERCH Corporation............         97,150
     3,000    Eastern Enterprises............         89,625
    11,500    Enron Corporation..............        395,313
     7,900    Entergy Corporation............        225,150
     9,600    FPL Group, Inc.................        402,001
     4,000    General Public Utilities.......        125,000
     4,300    Houston Industries, Inc........        199,413
    18,900    Laidlaw, Inc., Class B.........        170,100

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       46

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ELECTRIC, GAS, & SANITARY SERVICES,
CONTINUED:
    14,300    Niagara Mohawk Power
                Corporation..................   $    153,725
     3,700    Nicor, Inc.....................         99,438
    18,900    NorAm Energy Corporation.......        146,475
     1,900    Northern States Power Company..         89,775
     6,500    Ohio Edison Company............        148,688
     5,100    Oneok, Inc.....................        124,313
     9,700    PacifiCorp.....................        183,088
     4,400    Pacific Enterprises............        108,900
    17,000    Pacific Gas and Electric
                Company......................        499,376
     4,565    Panhandle Eastern
                Corporation..................        115,266
    11,700    Peco Energy Company............        342,225
     3,800    People's Energy Corporation....        109,250
     8,500    Public Service Enterprise
                Group, Inc...................        249,688
    20,300    Scecorp........................        345,100
     3,100    Sonat, Inc.....................         89,125
    27,200    Southern Company...............        649,401
    12,000    Texas Utilities Company........        441,000
     3,600    Union Electric Company.........        140,400
    19,800    WMX Technologies, Inc..........        556,876
     3,600    Williams Companies, Inc........        139,050
                                                ------------
                                                   9,166,951
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (6.8%):
     9,300    AMP, Inc.......................        365,025
     3,300    Advanced Micro Devices,
                Inc.*........................         78,788
     2,300    Andrew Corporation*............         97,175
     4,000    Cooper Industries, Inc.........        135,000
     3,800    DSC Communications
                Corporation*.................        140,600
     8,900    Emerson Electric Company.......        634,125
    72,600    General Electric Company.......      4,591,950
     2,200    Harris Corporation.............        127,875
    35,300    Intel Corporation..............      2,466,588
     8,300    Maytag Corporation.............        157,700
     8,800    Micron Technology, Inc.........        621,500
    25,300    Motorola, Inc..................      1,660,313
     3,500    National Service Industries....        104,125
     9,100    Northern Telecom, Ltd..........        327,600
     2,400    Raychem Corporation............        111,300
     4,800    Scientific-Atlanta, Inc........         59,400
     3,300    Tellabs, Inc.*[DEL]............        112,200
     8,000    Texas Instruments, Inc.........        546,000
     2,200    Thomas & Betts Corporation.....        142,175
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT, CONTINUED:
     2,500    Whirlpool Corporation..........   $    132,500
                                                ------------
                                                  12,611,939
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.3%):
     6,100    Dun & Bradstreet Corporation...        364,475
     7,200    EG&G, Inc......................        134,100
                                                ------------
                                                     498,575
                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
  & TRANSPORTATION EQUIPMENT (0.8%):
     3,400    Crane Company..................        120,275
     3,100    Crown Cork & Seal Company,
                Inc.*........................        108,113
    18,160    Gillette Company...............        878,491
     3,000    Parker-Hannifin Corporation....        101,250
     2,200    Snap-On, Inc...................         93,225
     2,200    Stanley Works..................        105,050
                                                ------------
                                                   1,406,404
                                                ------------
FOOD STORES (0.6%):
    10,900    Albertson's, Inc...............        362,425
     4,900    American Stores Company........        146,388
     4,400    Giant Food, Inc., Class A......        141,350
     4,500    Great Atlantic & Pacific Tea
                Company, Inc.................         91,125
     3,900    Kroger Company*................        130,163
     2,300    Winn-Dixie Stores, Inc.........        149,500
                                                ------------
                                                   1,020,951
                                                ------------
FOOD & KINDRED PRODUCTS (7.0%):
     7,500    Adolph Coors Company...........        134,063
    10,400    Anheuser-Busch Companies,
                Inc..........................        686,400
    22,577    Archer Daniels Midland
                Company......................        364,054
     3,550    Brown-Forman Corporation.......        135,344
     6,600    CPC International, Inc.........        438,075
    11,600    Campbell Soup Company..........        607,551
     9,375    Conagra, Inc...................        362,109
     5,800    General Mills, Inc.............        332,775
    12,300    Heinz (H.J.) Company...........        571,950
     3,100    Hershey Foods Corporation......        185,225
    10,000    Kellogg Company................        722,500
    33,700    PepsiCo, Inc...................      1,777,675
     4,800    Quaker Oats Company............        163,800
     3,500    Ralston-Ralston Purina Group...        207,813
    19,600    Sara Lee Corporation...........        575,751
    15,900    Seagram Company, Ltd...........        572,400
    54,000    The Coca-Cola Company..........      3,881,251
     6,900    Unilever N.V.[DEL].............        903,900

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       47

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
FOOD & KINDRED PRODUCTS, CONTINUED:
     5,600    Whitman Corporation............   $    119,000
     4,300    Wrigley (Wm) Jr. Company.......        199,950
                                                ------------
                                                  12,941,586
                                                ------------
FURNITURE & FIXTURES (0.1%):
     5,300    Masco Corporation..............        149,063
                                                ------------
GENERAL MERCHANDISE STORES (2.3%):
     2,500    Dayton Hudson Corporation......        171,875
     4,100    Dillard Department Stores,
                Inc..........................        111,213
     2,700    Harcourt General, Inc..........        106,988
     8,200    J.C. Penney Company, Inc.......        345,425
    23,800    Kmart Corporation..............        193,376
     9,800    May Department Stores
                Company......................        384,650
     2,400    Mercantile Stores Company,
                Inc..........................        107,700
     7,605    Price/Costco, Inc.*............        129,285
    15,900    Sears, Roebuck and Company.....        540,600
    98,400    Wal-Mart Stores, Inc...........      2,127,901
     5,500    Woolworth Corporation..........         80,438
                                                ------------
                                                   4,299,451
                                                ------------
HEALTH SERVICES (0.7%):
    10,200    Beverly Enterprises*...........        119,850
    18,100    Columbia HCA Healthcare
                Corporation..................        889,164
     6,900    Community Psychiatric
                Centers......................         75,038
     3,300    Manor Care, Inc................        108,075
     5,900    Tenet Healthcare
                Corporation*.................        105,463
                                                ------------
                                                   1,297,590
                                                ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING
  CONSTRUCTION -- CONTRACTORS (0.2%):
     2,800    Fluor Corporation..............        158,200
     3,800    Foster Wheeler Corporation.....        142,500
     3,900    Halliburton Company............        161,850
                                                ------------
                                                     462,550
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (0.1%):
     3,800    Circuit City Stores............        126,825
                                                ------------
HOTELS, ROOMING HOUSES, CAMPS, & OTHER
  LODGING PLACES (0.1%):
     1,600    Hilton Hotels Corporation......        107,200
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (6.0%):
    14,400    Amdahl Corporation*............        133,200
     4,100    Apple Computer, Inc............        148,881
     7,600    Applied Materials, Inc.*.......        380,950
     4,900    Baker Hughes, Inc..............         96,163
     4,100    Black & Decker Corporation.....        138,888
     2,900    Briggs & Stratton
                Corporation..................        117,088
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT, CONTINUED:
     5,200    Brunswick Corporation..........   $    101,400
     7,500    Caterpillar, Inc...............        420,938
     4,600    Cincinnati Milacron, Inc.......        118,450
    11,100    Cisco Systems, Inc.*[DEL]......        860,250
    10,000    Compaq Computer Corporation*...        557,500
     6,300    Cummins Engine Company, Inc....        221,288
    11,700    Data General Corporation*......        134,550
     3,700    Deer & Company.................        330,688
     6,300    Digital Equipment
                Corporation*.................        340,988
     4,000    Dover Corporation..............        158,000
     6,000    Dresser Industries, Inc........        124,500
     2,800    General Signal Corporation.....         89,250
     3,500    Harnischfeger Industries,
                Inc..........................        110,250
    21,900    Hewlett-Packard Company........      2,028,488
     3,700    Ingersoll-Rand Company.........        130,888
     9,300    Intergraph Corporation*........        112,763
    24,400    International Business Machines
                Corporation..................      2,372,900
     8,300    McDermott International,
                Inc..........................        131,763
     5,200    Pall Corporation...............        126,750
     4,900    Pitney Bowes, Inc..............        213,763
     5,100    Silicon Graphics, Inc.*[DEL]...        169,575
    20,000    Tandem Computers, Inc.*........        225,000
     2,300    Tandy Corporation..............        113,563
     6,800    Tenneco, Inc...................        298,350
     3,000    Timken Company.................        120,750
     3,300    Tyco International, Ltd........        200,475
     9,400    Unisys Corporation*............         52,875
     2,100    Varity Corporation*............         76,125
    12,300    Westinghouse Electric
                Corporation..................        173,738
                                                ------------
                                                  11,130,988
                                                ------------
INSURANCE AGENTS, BROKERS, & SERVICE (0.2%):
     4,900    Alexander & Alexander Services,
                Inc..........................        109,638
     3,900    Marsh & McLennan Companies,
                Inc..........................        319,313
                                                ------------
                                                     428,951
                                                ------------
INSURANCE CARRIERS (3.9%):
     3,900    Aetna Life & Casualty Company..        274,463
    17,685    Allstate Corporation...........        649,924
     7,300    American General Corporation...        239,988
    20,293    American International Group...      1,712,223
     2,600    CIGNA Corporation..............        257,725
     4,400    Chubb Corporation..............        395,451
     3,800    General Re Corporation.........        550,526
     1,800    Jefferson-Pilot Corporation....        118,800

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       48

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
INSURANCE CARRIERS, CONTINUED:
     3,300    Lincoln National Corporation...   $    147,263
     3,200    Loews Corporation..............        469,200
     3,700    Providian Corporation..........        145,225
     2,000    Safeco Corporation.............        128,375
     5,000    St. Paul Companies, Inc........        253,750
     2,450    Torchmark Corporation..........        101,675
        63    Transport Holdings, Inc., Class
                A*...........................          2,473
    15,600    Travelers, Inc.................        787,800
     5,900    U.S. Healthcare, Inc...........        227,150
     4,500    USLife Corporation.............        128,250
     7,500    USF&G Corporation..............        125,625
     8,400    United Healthcare
                Corporation..................        446,250
     2,800    Unum Corporation...............        147,350
                                                ------------
                                                   7,309,486
                                                ------------
LEATHER & LEATHER PRODUCTS (0.0%):
     6,100    Stride Rite Corporation........         68,625
                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT
  FURNITURE (0.1%):
     3,900    Louisiana-Pacific
                Corporation..................         93,113
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
  & OPTICAL GOODS (2.3%):
     4,200    Bard (C.R.), Inc...............        118,650
     2,100    Bausch & Lomb, Inc.............         72,713
     2,300    Becton, Dickinson & Company....        149,500
     7,500    Biomet, Inc.*[DEL].............        124,688
     5,400    Boston Scientific
                Corporation*.................        227,475
    15,850    Eastman Kodak Company..........        992,606
     4,600    Honeywell, Inc.................        193,200
     1,500    Johnson Controls, Inc..........         87,375
     5,800    Loral Corporation..............        171,825
     9,400    Medtronic, Inc.................        542,850
     3,400    Millipore Corporation..........        120,275
     3,100    Perkin-Elmer Corporation.......        108,888
     2,728    Polaroid Corporation...........        116,622
     9,600    Raytheon Company...............        418,800
     2,500    St. Jude Medical, Inc.*........        133,125
     5,600    U.S. Surgical
                Corporation[DEL].............        137,200
     4,200    Xerox Corporation[DEL].........        544,950
                                                ------------
                                                   4,260,742
                                                ------------
METAL MINING (0.9%):
    12,900    Barrick Gold Corporation.......        298,313
     4,400    Cyprus Amax Minerals Company...        114,950
    13,200    Echo Bay Mines, Ltd............        118,800
     2,692    Firstmiss Gold, Inc.*[DEL].....         48,456
    24,200    Freeport-McMoran Copper & Gold,
                Inc..........................        550,550
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
METAL MINING, CONTINUED:
     4,700    Homestake Mining Company.......   $     72,263
     2,987    Newmont Mining Corporation.....        112,759
     8,104    Placer Dome, Inc...............        177,275
    13,980    Santa Fe Pacific Gold
                Corporation..................        138,053
                                                ------------
                                                   1,631,419
                                                ------------
MISCELLANEOUS MANUFACTURING
  INDUSTRIES (0.2%):
     4,100    Hasbro, Inc....................        125,050
     7,250    Mattel, Inc....................        208,438
                                                ------------
                                                     333,488
                                                ------------
MISCELLANEOUS RETAIL (0.4%):
     3,300    Longs Drug Stores, Inc.........        132,000
     4,400    Rite Aid Corporation...........        118,800
    10,150    Toys 'R' Us, Inc.*.............        222,031
     8,600    Walgreen Company...............        245,100
                                                ------------
                                                     717,931
                                                ------------
MOTION PICTURES (0.1%):
     7,400    Unicom Corporation.............        242,350
                                                ------------
MOTOR FREIGHT TRANSPORTATION &
  WAREHOUSING (0.0%):
     1,400    Roadway Services, Inc..........         62,650
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%):
    21,500    American Express Company.......        873,438
     2,500    Beneficial Corporation.........        122,500
     7,231    Dean Witter Discover &
                Company......................        359,742
     8,200    Federal Home Loan Mortgage
                Corporation..................        567,850
    11,200    Federal National Mortgage
                Association..................      1,174,601
     4,000    Household International,
                Inc..........................        225,000
     4,700    ITT Corporation................        575,750
     5,150    MBNA Corporation...............        189,906
     2,600    Transamerica Corporation.......        176,150
                                                ------------
                                                   4,264,937
                                                ------------
OIL & GAS EXTRACTION (0.8%):
     4,400    Burlington Resources, Inc......        158,400
     5,500    Helmerich & Payne, Inc.........        142,313
    10,100    Occidental Petroleum
                Corporation..................        217,150
     6,100    Oryx Energy Company*...........         70,150
    20,657    Santa Fe Energy Resources,
                Inc.*........................        183,331
     9,200    Schlumberger, Ltd..............        572,700
     3,000    Western Atlas, Inc.*...........        131,625
                                                ------------
                                                   1,475,669
                                                ------------

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       49

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
PAPER & ALLIED PRODUCTS (2.3%):
     2,700    Avery Dennison Corporation.....   $    120,825
     3,200    Boise Cascade Corporation......        116,000
     3,300    Champion International
                Corporation..................        176,550
     3,100    Federal Paper Board Company....        130,200
     3,100    Georgia Pacific Corporation....        255,750
    12,200    International Paper Company....        451,400
     5,600    James River Corporation of
                Virginia[DEL]................        179,900
     6,900    Kimberly-Clark
                Corporation[DEL].............        501,113
     1,700    Mead Corporation...............         97,963
    18,000    Minnesota Mining &
                Manufacturing Company........      1,023,750
     5,200    Scott Paper Company............        276,900
     6,000    Stone Container Corporation....         99,000
     2,500    Temple-Inland, Inc.............        113,750
     2,400    Union Camp Corporation.........        122,100
     3,000    Westvaco Corporation...........         83,250
     7,200    Weyerhaeuser Company...........        317,700
     2,300    Willamette Industries, Inc.....        133,400
                                                ------------
                                                   4,199,551
                                                ------------
PERSONAL SERVICES (0.1%):
     3,100    H & R Block, Inc...............        127,875
     3,475    Service Corporation
                International................        139,434
                                                ------------
                                                     267,309
                                                ------------
PETROLEUM REFINING & RELATED
  INDUSTRIES (7.6%):
     3,200    Amerada Hess Corporation.......        144,400
    20,300    Amoco Corporation..............      1,296,653
     2,300    Ashland, Inc...................         72,728
     6,200    Atlantic Richfield Company.....        661,840
    27,900    Chevron Corporation............      1,304,315
    53,200    Exxon Corporation..............      4,063,140
     1,500    Kerr-McGee Corporation.........         82,683
     2,900    Louisiana Land & Exploration
                Company......................        102,578
    16,900    Mobil Corporation..............      1,702,675
     3,000    Pennzoil Company...............        113,250
    11,200    Phillips Petroleum Company.....        361,200
    23,000    Royal Dutch Petroleum
                Company[DEL].................      2,826,116
     5,500    Sun Company, Inc...............        157,433
    10,600    Texaco, Inc....................        722,121
    13,900    USX-Marathon Group, Inc........        246,725
    10,600    Unocal Corporation.............        278,250
                                                ------------
                                                  14,136,107
                                                ------------
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
PHARMACEUTICAL PREPARATIONS (0.8%):
    27,100    Pfizer, Inc....................   $  1,554,863
                                                ------------
PRIMARY METAL INDUSTRIES (1.0%):
     7,875    Alcan Aluminum, Ltd.[DEL]......        249,047
     7,600    Aluminum Company of America....        387,600
     3,100    Asarco, Inc....................         99,975
     7,600    Bethlehem Steel
                Corporation*[DEL]............         99,750
     9,000    Engelhard Corporation..........        223,875
     4,100    Inco, Ltd......................        140,938
     3,000    Nucor Corporation..............        144,375
     2,500    Phelps Dodge Corporation.......        158,438
     2,300    Reynolds Metals Company........        115,863
     2,700    USX-US Steel Group, Inc........         80,663
     8,025    Worthington Industries, Inc....        133,416
                                                ------------
                                                   1,833,940
                                                ------------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (1.3%):
     4,200    American Greetings
                Corporation..................        132,300
     3,600    Deluxe Corporation.............         96,750
     3,500    Dow Jones & Company, Inc.......        123,375
     7,600    Gannett Company, Inc...........        413,251
     2,300    Knight-Ridder, Inc.............        127,650
     1,500    McGraw-Hill Companies, Inc.....        122,813
     4,200    Meredith Corporation...........        150,150
     5,300    Moore Corporation, Ltd.........        101,363
     3,600    New York Times Company.........         99,900
     5,300    R.R. Donnelley & Sons
                Company......................        193,450
    17,980    Time Warner, Inc...............        656,270
     4,400    Times Mirror Company...........        127,600
     2,300    Tribune Company................        145,188
                                                ------------
                                                   2,490,060
                                                ------------
RAILROAD TRANSPORTATION (1.3%):
     8,562    Burlington Northern Santa Fe
                Corporation[DEL].............        718,139
     4,500    CSX Corporation................        376,875
     2,600    Conrail, Inc...................        178,750
     5,900    Norfolk Southern Corporation...        455,775
     9,300    Union Pacific
                Corporation[DEL].............        607,988
                                                ------------
                                                   2,337,527
                                                ------------
RUBBER & MISCELLANEOUS PLASTICS
  PRODUCTS (0.7%):
     2,700    Armstrong World Industries,
                Inc..........................        160,313
     3,500    Cooper Tire & Rubber Company...         80,938
     4,800    Goodyear Tire & Rubber
                Company......................        182,400
     4,400    Illinois Tool Works, Inc.......        255,751
     5,200    Nike, Inc......................        295,100

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       50

--------------------------------------------------------------------------------

INDEX FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
RUBBER & MISCELLANEOUS PLASTICS
  PRODUCTS, CONTINUED:
     2,300    Premark International, Inc.....   $    106,375
     3,100    Reebok International, Ltd......        105,400
     5,700    Rubbermaid, Inc................        148,913
                                                ------------
                                                   1,335,190
                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (0.4%):
     6,800    Merrill Lynch & Company,
                Inc..........................        377,400
     3,100    Morgan Stanley Group,
                Inc.[DEL]....................        269,700
     3,700    Salomon, Inc...................        133,663
                                                ------------
                                                     780,763
                                                ------------
STONE, CLAY, GLASS, & CONCRETE
  PRODUCTS (0.2%):
     7,400    Corning, Inc...................        193,325
     4,900    Newell Company.................        118,213
     2,500    Owens-Corning Fiberglas
                Corporation*.................        105,938
                                                ------------
                                                     417,476
                                                ------------
TEXTILE MILL PRODUCTS (0.0%):
     3,300    Russell Corporation............         81,675
                                                ------------
TOBACCO PRODUCTS (1.9%):
     7,400    American Brands, Inc...........        317,276
    36,000    Philip Morris Companies,
                Inc..........................      3,042,000
     3,070    RJR Nabisco Holdings
                Corporation..................         94,415
                                                ------------
                                                   3,453,691
                                                ------------
TRANSPORTATION BY AIR (0.3%):
     2,600    AMR Corporation*...............        171,600
     1,800    Delta Airlines, Inc............        118,125
     1,600    Federal Express Corporation*...        131,400
     5,100    Southwest Airlines Company.....        102,000
     8,700    U.S. Air Group, Inc.*..........        118,538
                                                ------------
                                                     641,663
                                                ------------
TRANSPORTATION EQUIPMENT (4.3%):
    10,600    Allied-Signal, Inc.............        450,500
    14,625    Boeing Company.................        959,766
    15,650    Chrysler Corporation...........        807,932
     4,200    Dana Corporation...............        107,625
     2,400    Eaton Corporation..............        123,000
     3,100    Echlin, Inc....................        110,825
     6,200    Fleetwood Enterprises, Inc.....        127,100
    43,900    Ford Motor Company.............      1,262,125
     2,500    General Dynamics Corporation...        138,438
    30,600    General Motors Corporation.....      1,338,750
     7,860    Lockheed Martin Corporation....        535,463
     4,800    McDonnell Douglas Corporation..        392,400
  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
TRANSPORTATION EQUIPMENT, CONTINUED:
     2,400    Northrop Grumman Corporation...   $    137,400
     1,700    Paccar, Inc....................         70,975
    11,000    Rockwell International
                Corporation..................        489,500
     2,300    TRW, Inc.......................        151,225
     4,900    Teledyne, Inc..................        121,888
     2,900    Textron, Inc...................        199,375
     5,900    United Technologies
                Corporation..................        523,625
                                                ------------
                                                   8,047,912
                                                ------------
WHOLESALE TRADE -- DURABLE GOODS (0.2%):
     4,300    Genuine Parts Company..........        170,388
     1,800    Grainger (W.W.), Inc...........        112,500
     3,200    Potlatch Corporation...........        134,800
                                                ------------
                                                     417,688
                                                ------------

WHOLESALE TRADE -- NONDURABLE GOODS (0.4%):
     2,500    Alco Standard
                Corporation[DEL].............        221,250
     4,600    Fleming Companies, Inc.........        104,075
     2,400    Sigma-Aldrich Corporation......        114,000
     3,900    Supervalu, Inc.................        119,925
     6,500    Sysco Corporation..............        197,438
                                                ------------
                                                     756,688
                                                ------------
Total Common Stocks
  (cost $153,837,502)                            184,334,785
                                                ------------
REPURCHASE AGREEMENTS (0.6%):
$1,078,579    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,078,755.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $1,078,579)....      1,078,579
                                                ------------
Total Investments (100.0%)
  (cost $154,916,081)                           $185,413,364
                                                ------------
                                                ------------

* Non-income producing security.
[DEL] Part or all of this investment on loan, see Note 6
 of notes to the financial statements.
 The accompanying notes are an integral part
 of the financial statements.          51                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                VALUE
----------    ------------------------------   ------------
 LARGE COMPANY GROWTH INVESTMENT
  STYLE (6.7%)
COMMON STOCKS (6.4%):
AMUSEMENT & RECREATION SERVICES (0.1%):
     4,100    The Walt Disney Company.......   $    236,263
                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (0.1%):
     3,300    Cintas Corporation[DEL].......        138,600
                                               ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (0.3%):
     6,700    Home Depot, Inc...............        249,575
     7,700    Lowe's Companies, Inc.........        207,900
                                               ------------
                                                    457,475
                                               ------------
BUSINESS SERVICES (1.1%):
     1,300    Automatic Data Processing,
                Inc.........................         92,950
       600    DST Systems, Inc..............         12,600
     5,700    First Data Corporation[DEL]...        376,912
     4,400    Fiserv, Inc.*.................        113,300
     5,100    General Motors Corporation,
                Class E.....................        240,337
     5,300    Microsoft Corporation*........        530,000
     2,000    Sungard Data Systems, Inc.*...         55,000
                                               ------------
                                                  1,421,099
                                               ------------
COMMUNICATIONS (0.2%):
     7,900    Airtouch Communications,
                Inc.*.......................        225,150
                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (1.6%):
     8,300    Intel Corporation.............        579,962
    19,800    L.M. Ericsson Telephone
                Company, ADR[DEL]...........        422,914
     6,256    Molex, Inc., Class A..........        192,372
     7,100    Motorola, Inc.................        465,937
     6,400    Nokia Corporation, ADR, Class
                A...........................        356,800
     4,200    Solectron Corporation*........        169,050
                                               ------------
                                                  2,187,035
                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.2%):
     6,300    Medaphis Corporation[DEL]*....        200,025
     2,000    Paychex, Inc..................         86,750
                                               ------------
                                                    286,775
                                               ------------
FOOD & KINDRED PRODUCTS (0.2%):
     4,500    The Coca-Cola Company.........        323,437
                                               ------------
GENERAL MERCHANDISE STORES (0.1%):
     5,500    Wal-Mart Stores, Inc..........        118,938
                                               ------------
HEALTH SERVICES (0.1%):
     2,600    Columbia HCA Healthcare
                Corporation[DEL]............        127,727
                                               ------------
HOLDING & OTHER INVESTMENT OFFICES (0.4%):
     6,700    Franklin Resources, Inc.......        340,025
 SHARES/               SECURITY
FACE AMOUNT            DESCRIPTION                VALUE
-----------   ------------------------------   ------------
HOLDING & OTHER INVESTMENT
OFFICES, CONTINUED:
     3,500    T. Rowe Price.................   $    174,125
                                               ------------
                                                    514,150
                                               ------------
INSURANCE CARRIERS (0.4%):
     5,650    American International
                Group.......................        476,718
                                               ------------
MISCELLANEOUS RETAIL (0.4%):
     9,300    Autozone, Inc.*...............        230,175
     5,250    Petsmart, Inc.*...............        175,875
     2,000    Viking Office
                Products*[DEL]..............         89,000
                                               ------------
                                                    495,050
                                               ------------
OIL & GAS EXTRACTION (0.0%):
       600    Schlumberger, Ltd.............         37,350
                                               ------------
PHARMACEUTICAL PREPARATIONS (0.1%):
     2,900    Pfizer, Inc...................        166,388
                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (0.4%):
    19,100    Charles Schwab Corporation....        436,912
     2,600    Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]..................         77,350
                                               ------------
                                                    514,262
                                               ------------
TOBACCO PRODUCTS (0.1%):
     2,100    Philip Morris Companies,
                Inc.........................        177,450
                                               ------------
WHOLESALE TRADE -- DURABLE GOODS (0.1%):
     4,100    Danka Business Systems........        137,350
                                               ------------
WHOLESALE TRADE -- NONDURABLE GOODS (0.5%):
     1,400    Alco Standard Corporation.....        123,900
     2,200    Corporate Express, Inc.*......         57,474
    15,600    Office Depot, Inc.*...........        446,550
                                               ------------
                                                    627,924
                                               ------------
Total Common Stocks
  (cost $6,845,200)                               8,669,141
                                               ------------
REPURCHASE AGREEMENTS (0.3%):

$  383,043    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $383,106.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $383,043).....        383,043
                                               ------------
Total Large Company Growth Investment
  Style (cost $7,228,243)                         9,052,184
                                               ------------

The accompanying notes are an integral part
of the financial statements.           52                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                VALUE
----------    ------------------------------   ------------
 SMALL COMPANY GROWTH INVESTMENT
  STYLE (2.7%)
   124,548    Small Company Portfolio of
                Core Trust (Delaware)`D'....   $  3,582,420
                                               ------------
Total Small Company Growth
  Investment Style (cost $3,141,917)              3,582,420
                                               ------------

 INTERNATIONAL INVESTMENT STYLE (4.0%):

   253,467    International Portfolio II of
                Core Trust (Delaware)`D'....      5,440,428
                                               ------------

Total International Investment Style
  (cost $5,230,584)                               5,440,428
                                               ------------

 INCOME EQUITY INVESTMENT STYLE (6.7%):
COMMON STOCKS (6.7%):
CHEMICALS & ALLIED PRODUCTS (1.0%):
     2,100    American Home Products
                Corporation.................        186,112

CHEMICALS & ALLIED PRODUCTS, CONTINUED:
     4,100    Du Pont (E.I.) De Nemours &
                Company.....................        255,737
     2,600    Johnson & Johnson.............        211,900
     3,100    Merck & Company, Inc..........        178,250
     6,900    Morton International, Inc.....        210,450
     3,300    Procter & Gamble
                Company[DEL]................        267,300
                                               ------------
                                                  1,309,749
                                               ------------
COMMUNICATIONS (0.4%):
     5,300    AT&T Corporation..............        339,200
     6,500    GTE Corporation...............        268,125
                                               ------------
                                                    607,325
                                               ------------
DOMESTIC DEPOSITORY INSTITUTIONS (0.4%):
     5,300    First Bank System,
                Inc.[DEL]...................        263,675
     3,500    J.P. Morgan & Company, Inc....        269,938
                                               ------------
                                                    533,613
                                               ------------
EATING & DRINKING PLACES (0.1%):
     4,100    McDonald's Corporation........        168,100
                                               ------------
ELECTRIC, GAS, & SANITARY SERVICES (0.6%):
     5,100    Consolidated Natural Gas
                Company[DEL]................        193,800
     2,200    FPL Group, Inc................         92,125
     1,600    Pacific Gas and Electric
                Company.....................         47,000
     4,200    Public Service Enterprise
                Group, Inc..................        123,376
     2,500    Texas Utilities Company.......         91,875
     6,500    WMX Technologies, Inc.........        182,813
                                               ------------
                                                    730,989
                                               ------------
                         SECURITY
  SHARES               DESCRIPTION                VALUE
----------    ------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (0.4%):
     3,000    Emerson Electric Company......   $    213,750
     4,000    General Electric Company......        253,000
                                               ------------
                                                    466,750
                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.2%):
     5,000    Dun & Bradstreet
                Corporation.................        298,751
                                               ------------
FOOD & KINDRED PRODUCTS (0.2%):
     4,100    PepsiCo, Inc..................        216,275
     3,500    Sara Lee Corporation..........        102,813
                                               ------------
                                                    319,088
                                               ------------
GENERAL MERCHANDISE STORES (0.3%):
     2,100    Dayton Hudson Corporation.....        144,375
       400    J.C. Penney Company, Inc......         16,850
     3,300    May Department Stores
                Company.....................        129,525
     3,000    Sears, Roebuck and Company....        102,000
                                               ------------
                                                    392,750
                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (0.3%):
     4,700    Hewlett-Packard Company.......        435,338
                                               ------------
INSURANCE CARRIERS (0.2%):
     2,781    Allstate Corporation..........        102,202
     4,300    American General
                Corporation.................        141,362
                                               ------------
                                                    243,564
                                               ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL, &
  OPTICAL GOODS (0.4%):
     3,500    Eastman Kodak Company.........        219,187
     7,700    Honeywell, Inc................        323,400
                                               ------------
                                                    542,587
                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.4%):
     6,200    American Express Company......        251,875
     3,800    Transamerica Corporation......        257,450
                                               ------------
                                                    509,325
                                               ------------
OIL & GAS EXTRACTION (0.2%):
     4,100    Schlumberger, Ltd.............        255,225
                                               ------------
PAPER & ALLIED PRODUCTS (0.2%):
     4,000    Minnesota Mining &
                Manufacturing Company.......        227,500
                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES
(0.7%):
     1,500    Atlantic Richfield Company....        160,125
     4,100    Chevron Corporation...........        191,675
     3,300    Exxon Corporation.............        252,037
     1,800    Mobil Corporation.............        181,350
     1,300    Royal Dutch Petroleum
                Company.....................        159,737
                                               ------------
                                                    944,924
                                               ------------


The accompanying notes are an integral part
of the financial statements.           53                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

 SHARES/
   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------

PHARMACEUTICAL PREPARATIONS (0.1%):
     3,400    Pfizer, Inc...................   $    195,075
                                               ------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES
(0.1%):
     6,500    Deluxe Corporation............        174,687
                                               ------------
TOBACCO PRODUCTS (0.3%):
     4,100    American Brands, Inc..........        175,787
     3,000    Philip Morris Companies,
                Inc.........................        253,500
                                               ------------
                                                    429,287
                                               ------------
TRANSPORTATION EQUIPMENT (0.2%):
     2,800    United Technologies
                Corporation.................        248,500
                                               ------------
Total Common Stocks
  (cost $7,299,434)                               9,033,127
                                               ------------
REPURCHASE AGREEMENTS (0.0%):
$   64,898    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $64,909.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875% due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $64,898)......         64,898
                                               ------------
Total Income Equity Investment Style
  (cost $7,364,332)                               9,098,025
                                               ------------

 INDEX INVESTMENT STYLE (6.7%):
   327,310    Index Portfolio of Core Trust
                (Delaware)`D'...............      9,131,376
                                               ------------
Total Index Investment Style
  (cost $7,413,909)                               9,131,376
                                               ------------

 MANAGED FIXED INCOME INVESTMENT
  STYLE (16.1%)
ASSET BACKED SECURITIES (2.0%):
   324,843    Case Equipment Loan Trust,
                Series 1993-B A, 4.30%, due
                5/15/99.....................        322,407
   391,345    John Deere Owner Trust, Series
                1993-B A2, 4.10%, due
                10/15/00....................        386,962
   174,785    ML Asset Backed Corporation,
                Series 1992-1 A2, 5.50%, due
                5/15/98.....................        174,457
   682,920    Premier Auto Trust, Series
                1993-6 A2, 4.65%, due
                11/2/99.....................        674,287

ASSET BACKED SECURITIES, CONTINUED:
   327,388    Security Pacific Acceptance
                Corporation, Series 1991-2
                B, 8.55%, due 9/15/11.......        337,970

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
ASSET BACKED SECURITIES,
CONTINUED:
$  252,352    Security Pacific Home Equity
                Loan, 1991-2 B, 8.15%, due
                6/15/20.....................   $    257,477
   500,000    U.S. Home Equity Loan
                Certificates, Series 1991-2
                B, 9.125%, due 4/15/21......        512,030
                                               ------------
Total Asset Backed Securities
  (cost $2,611,369)                               2,665,590
                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%):

   167,290    Citicorp Mortgage Securities,
                Inc., Series 1992-3 A3,
                7.50%, due 7/25/06..........        167,290

   419,700    Federal Home Loan Mortgage
                Corporation, Series 1438 F,
                4.6875% variable rate, due
                12/15/97....................        400,943

 1,000,000    Federal Home Loan Mortgage
                Corporation, Series 1550 S,
                1.57266% variable rate, due
                7/15/00.....................        872,810

   198,879    Federal National Mortgage
                Association, Series 1991-45
                Z, 8.00%, due 5/25/98.......        200,907

 1,600,000    Federal National Mortgage
                Association, Series 1994-75
                OE, 7.00%, due 11/25/09.....      1,618,750
 1,000,000    Federal National Mortgage
                Association, Series 1994-102
                B, 7.00%, due 6/25/10.......        990,000
   700,000    GE Capital Mortgage Services,
                Inc., Series 1993-1 C,
                7.30%, due 3/25/19..........        703,500
 1,000,000    Residential Funding Mortgage
                Securities I, Series
                1993-S15 A5, 6.70%, due
                4/25/08.....................        995,620
                                               ------------
Total Collateralized Mortgage Obligations
  (cost $5,399,631)                               5,949,820
                                               ------------
CORPORATE BONDS & NOTES (3.5%):
   750,000    Associates Corporation, 6.25%,
                due 9/15/00.................        750,198
   700,000    Chrysler Financial
                Corporation, 5.375%, due
                10/15/98....................        683,375
   400,000    Continental Bank, N.A.,
                11.25%, due 7/1/01..........        446,500
   400,000    First Bank System, 6.0625%
                variable rate, due 11/29/96,
                Callable 11/30/95 at 100....        399,000
   400,000    Meridian Bancorp, 6.00%
                variable rate, due
                12/1/96.....................        398,948
 1,000,000    Paine Webber Group, Inc.,
                7.00%, due 3/1/00...........      1,004,850
 1,000,000    Salomon Brothers, 7.25%, due
                1/15/00.....................      1,004,940
                                               ------------
Total Corporate Bonds & Notes
  (cost $4,459,440)                               4,687,811
                                               ------------


The accompanying notes are an integral part
of the financial statements.           54                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
GOVERNMENT AGENCY BONDS & NOTES (1.2%):

$1,000,000    Federal Home Loan Bank, Series
                HT97, 3.00%, due 3/28/97....   $    962,081

   700,000    Federal National Mortgage
                Association, 6.43455%
                variable rate, due
                7/23/97.....................        717,150
                                               ------------

Total Government Agency Bonds & Notes
  (cost $1,578,924)                               1,679,231
                                               ------------
RECEIVABLES BACKED SECURITIES (1.4%):

   700,000    Capital Auto Receivables Asset
                Trust, Series 1993-1 A7,
                5.35%, due 2/15/98..........        697,620

   400,000    Carco Auto Master Trust
                1992-2A, 6.2875% variable
                rate, due 9/15/99...........        400,500

   400,000    First USA Credit Card Master
                Trust, Series 1994-5 A,
                6.015% variable rate, due
                4/17/00.....................        400,772

   400,000    Peoples Bank Credit Card
                Master Trust, Series 1994-2
                A, 6.025% variable rate, due
                3/15/01.....................        400,868
                                               ------------

Total Receivables Backed Securities
  (cost $1,886,107)                               1,899,760
                                               ------------
ZERO COUPON SECURITIES (0.9%):

   900,000    Resolution Funding Corporation
                STRIP, due 1/15/96..........        889,974
   500,000    Resolution Funding Corporation
                STRIP, due 4/15/00..........        387,265
                                               ------------

Total Zero Coupon Securities
  (cost $1,198,464)                               1,277,239
                                               ------------
U.S. TREASURY OBLIGATIONS (1.3%):

 1,250,000    U.S. Treasury Notes, 6.25%,
                due 8/31/00.................      1,271,875

   500,000    U.S. Treasury Notes, 6.50%,
                due 5/15/05[DEL]............        517,813
                                               ------------

Total U.S. Treasury Obligations
  (cost $1,759,258)                               1,789,688
                                               ------------
   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
REPURCHASE AGREEMENTS (1.4%):
$1,910,274    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,910, 586.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $1,910,274)...   $  1,910,274
                                               ------------
Total Managed Fixed Income
  Investment Style (cost $20,803,467)            21,859,413
                                               ------------

 STABLE INCOME INVESTMENT STYLE (15.0%):
ASSET BACKED SECURITIES (3.0%):
   772,239    AFC Home Equity Loan Trust,
                Series 1995-2 A1, 7.556%
                variable rate, due
                7/25/26.....................        778,754
   900,000    Green Tree Financial
                Corporation, Series 1993-3
                A2, 4.90%, due 10/15/18.....        890,522
   964,914    Green Tree Financial
                Corporation, Series 1994-1
                A1, 5.60%, due 4/15/19......        960,310
   741,883    Green Tree Financial
                Corporation, Series 1994-8
                A1, 7.75%, due 4/15/20......        748,834
   743,476    Structured Asset Securities
                Corporation, Series 1995-C3
                A, 6.475% variable rate, due
                1/25/10**...................        742,547
                                               ------------
Total Asset Backed Securities
  (cost $4,091,452)                               4,120,967
                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.4%):
   900,000    Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98...        868,410
   662,107    Federal Home Loan Mortgage
                Corporation-Government
                National Mortgage
                Association, Series 24 ZC,
                5.15% due 8/25/12...........        638,217
 1,450,390    Federal National Mortgage
                Association Swap Trust,
                Series 1994-1 A1, 6.325%
                variable rate, due
                10/1/04.....................      1,447,217
   419,359    Maryland National Bank
                Mortgage Passthru
                Certificates, Series 1990-1
                A, 9.50%, due 10/15/20......        420,408

   750,060    Resolution Trust Corporation,
                Series 1992-7 A2D, 8.35%,
                due 6/25/29.................        758,731


The accompanying notes are an integral part
of the financial statements.           55                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  653,356    Resolution Trust Corporation,
                Series 1992-18P A4, 6.825%
                variable rate, due
                4/25/28**...................   $    651,520

 1,819,156    Resolution Trust Corporation,
                Series 1992-C2 A2, 6.9375%
                variable rate, due
                10/25/21....................      1,828,925

 1,000,236    Resolution Trust Corporation,
                Series 1992-C3 A3, 7.0875%
                variable rate, due
                8/25/23.....................      1,010,738

 1,059,321    Resolution Trust Corporation,
                Series 1992-M3 A4, 8.46%
                variable rate, 7/25/30......      1,070,576
                                               ------------

Total Collateralized Mortgage Obligations
  (cost $8,678,330)                               8,694,742
                                               ------------
CORPORATE BONDS & NOTES (1.5%):

 1,000,000    J.C. Penney & Company, 10.00%,
                due 10/15/97................      1,073,575

   900,000    Lehman Brothers Holdings,
                9.75%, due 4/1/96...........        913,003
                                               ------------
Total Corporate Bonds & Notes
  (cost $1,998,078)                               1,986,578
                                               ------------
GOVERNMENT AGENCY BONDS & NOTES (1.5%):

 2,000,000    Federal Home Loan Mortgage
                Corporation, 4.875%, due
                6/23/98 (cost $1,865,641)...      2,002,024
                                               ------------
MORTGAGE BACKED SECURITIES (1.2%):

   765,241    Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 318464,
                5.866%, due 4/1/25..........        772,091
   892,544    Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 321051,
                6.242%, due 8/1/25..........        910,615
                                               ------------

Total Mortgage Backed Securities
  (cost $1,678,467)                               1,682,706
                                               ------------
MUNICIPAL BONDS (0.2%):

   330,000    LA County California Taxable
                Pension Obligation Bonds,
                Series D, MBIA County
                Guaranteed, 6.02%, due
                6/30/97 (cost $330,000).....        330,122
                                               ------------
U.S. TREASURY OBLIGATIONS (1.0%):

 1,250,000    U.S. Treasury Notes, 6.875%,
                due 8/31/99 (cost
                $1,288,865).................      1,296,483
                                               ------------
   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
REPURCHASE AGREEMENTS (0.2%):
   266,450    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $266,494.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $266,450).....   $    266,450
                                               ------------
Total Stable Income Investment Style
  (cost $20,197,283)                             20,380,072
                                               ------------

 POSITIVE RETURN INVESTMENT STYLE (16.2%):
GOVERNMENT AGENCY BONDS & NOTES (1.5%):
$2,000,000    Student Loan Marketing
                Association, 5.705% variable
                rate, due 12/1/95 (cost
                $1,997,574).................      1,998,780
                                               ------------
RECEIVABLES BACKED SECURITIES (2.2%):
 1,700,000    Bombardier Receivables Master
                Trust I, Series 1994-1 A,
                6.1375% variable rate, due
                3/15/99.....................      1,702,550
   583,333    Discover Card Trust, Series
                1992-A A, 5.50%, due
                5/16/98.....................        581,327
   764,167    IBM Credit Receivables Lease
                Asset Master Trust, Series
                1993-1 A, 4.55%, due
                11/15/00....................        755,491
                                               ------------
Total Receivables Backed Securities
  (cost $3,020,225)                               3,039,368
                                               ------------
U.S. TREASURY OBLIGATIONS (8.5%):
 1,750,000    U.S. Treasury Bills, 5.50%
                yield, due 1/4/96...........      1,733,666
 1,750,000    U.S. Treasury Bills, 5.55%
                yield, due 1/11/96..........      1,731,844
 1,750,000    U.S. Treasury Bills, 5.51%
                yield, due 4/4/96...........      1,710,216
 3,000,000    U.S. Treasury Bonds, 7.125%,
                due 2/15/23.................      3,270,932
 2,625,000    U.S. Treasury Bonds, 7.50%,
                due 11/15/24................      3,004,800
                                               ------------
Total U.S. Treasury Obligations
  (cost $11,288,847)                             11,451,458
                                               ------------

The accompanying notes are an integral part
of the financial statements.           56                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
REPURCHASE AGREEMENTS (4.0%):

$5,432,312    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $5,433,199.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $5,432,312)...   $  5,432,312
                                               ------------

Total Positive Return Investment Style
  (cost $21,738,958)                             21,921,918
                                               ------------

 TOTAL RETURN BOND INVESTMENT
  STYLE (15.9%)
CORPORATE BONDS & NOTES (2.1%):
   500,000    AMR Corporation, 7.47%, due
                1/28/97.....................        506,716
   425,000    Chrysler Financial
                Corporation, 8.125%, due
                12/15/96....................        434,195
   200,000    CIGNA Corporation, 8.00%, due
                9/1/96......................        202,994
   550,000    General Motors Acceptance
                Corporation, 5.25%, due
                11/15/96....................        545,822
   375,000    Ohio Edison Company, 8.50%,
                due 5/1/96..................        379,424
   500,000    Salomon, Inc., 5.34%, due
                12/17/96....................        492,067
   280,000    Westinghouse Electric Company,
                7.75%, due 4/15/96..........        280,727
                                               ------------
Total Corporate Bonds & Notes
  (cost $2,848,056)                               2,841,945
                                               ------------
GOVERNMENT AGENCY BONDS & NOTES (0.1%):
   225,000    Federal National Mortgage
                Association, 6.06%, due
                10/2/97 (cost $225,210).....        225,551
                                               ------------
U.S. TREASURY OBLIGATIONS (13.4%):
 4,875,000    U.S. Treasury Notes, 7.875%,
                due 6/30/96.................      4,946,594
 7,000,000    U.S. Treasury Notes, 7.50%,
                due 12/31/96................      7,150,928
   500,000    U.S. Treasury Notes, 6.875%,
                due 2/28/97.................        508,125
   100,000    U.S. Treasury Notes, 8.50%,
                due 4/15/97.................        104,000
U.S. TREASURY OBLIGATIONS, CONTINUED:
 1,375,000    U.S. Treasury Notes, 7.25%,
                due 8/15/04.................      1,489,297
   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
U.S. TREASURY
OBLIGATIONS, CONTINUED:
$1,200,000    U.S. Treasury Bonds, 9.375%,
                due 2/15/06.................   $  1,500,373
 2,075,000    U.S. Treasury Bonds, 8.125%,
                due 8/15/19.................      2,497,782
                                               ------------
Total U.S. Treasury Obligations
  (cost $18,149,147)                             18,197,099
                                               ------------
REPURCHASE AGREEMENTS (0.3%):
   346,750    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $346,807.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $346,750). ...        346,750
                                               ------------
Total Total Return Bond Investment Style
  (cost $21,569,163)                             21,611,345
                                               ------------

 SHORT MATURITY INVESTMENT STYLE (10.0%):
COMMERCIAL PAPER (1.5%):
   500,000    Dynamic Funding Corporation,
                Series B, 5.909% yield, due
                11/6/95.....................        499,593
   500,000    Industrial Funding
                Corporation, 6.102% yield,
                due 1/25/96.................        492,797
   500,000    Sumitomo Bank Ltd., Fundex
                Corporation, LOC, 5.909%
                yield, due 11/9/95..........        499,347
   500,000    Tri-Lateral Capital Inc.,
                5.979% yield, due
                11/1/95**...................        500,000
                                               ------------
Total Commercial Paper
  (cost $1,991,845)                               1,991,737
                                               ------------
CORPORATE BONDS & NOTES (2.7%):
   500,000    Abbey National Treasury
                Services, PLC, 7.05%, due
                3/1/96......................        502,085
   500,000    Bear Stearns Company, 6.09062%
                variable rate, due
                8/12/96.....................        500,627
   250,000    Credit Local De France,
                5.9625% variable rate, due
                1/21/96.....................        250,132
   500,000    Ford Motor Credit Medium Term
                Note, 5.73% variable rate,
                due 6/13/97.................        498,712
   500,000    Hanson Overseas, B.V. GTD
                Senior Notes, 5.50%, due
                1/15/96.....................        499,408

The accompanying notes are an integral part
of the financial statements.           57                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
CORPORATE BONDS & NOTES, CONTINUED:
$  500,000    ISIS Limited Series I Secured
                Euronotes, 6.00% variable
                rate, due 12/15/95..........   $    500,025
   500,000    Merrill Lynch & Company, Inc.,
                6.876%, due 3/18/96.........        501,983
   500,000    Wachovia Bank, 5.75% variable
                rate, due 2/2/96............        499,930
                                               ------------
Total Corporate Bonds & Notes
  (cost $3,744,285)                               3,752,902
                                               ------------
REPURCHASE AGREEMENTS (5.8%):
 2,863,482    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $2,863,949.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96.....................      2,863,483
   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
----------    ------------------------------   ------------
REPURCHASE AGREEMENTS, CONTINUED:
$5,000,000    Bear, Stearns & Company, Inc.,
                5.72%, due 11/1/95, to be
                repurchased at $5,005,561.
                Collateralized by
                $50,000,000 U.S Treasury
                STRIP-Bonds, due 8/15/96;
                $29,555,000 U.S. Treasury
                STRIP-Bonds, due 5/15/96....   $  5,000,000
                                               ------------
Total Repurchase Agreements
  (cost $7,863,483)                               7,863,483
                                               ------------
Total Short Maturity Investment Style
  (cost $13,599,613)                             13,608,122
                                               ------------
Total Investments (100.0%)
  (cost $128,287,469)                          $135,685,303
                                               ------------
                                               ------------

 `D' As of October 31, 1995,
     Conservative Balanced Fund's
     investment in Small Company
     Portfolio, International
     Portfolio II, and Index Portfolio of
     Core Trust (Delaware)
     represented 1.15%, 1.59%, and
     3.165%, respectively, of those
     portfolios' outstanding interests.
     Accordingly, the Fund may be
     deemed to own 1.15%, 1.59%, and
     3.16% of each security and
     other assets of the respective
     portfolios. The Portfolio of
     Investments of Small Company
     Portfolio, International
     Portfolio II, and Index Portfolio of
     Core Trust (Delaware) are
     presented beginning at page 87.

 * Non-income producing security.

 [DEL] Part or all of this investment
  on loan, see Note 6
  of notes to the financial
  statements.

** Securities that may be resold to
   'qualified institutional buyers'
   under Rule 144A or securities
   offered pursuant to section 4(2)
   of the Securities Act of 1933, as
   amended. These securities have
   been determined to be liquid under
   guidelines established by
   the Board of Trustees.

The accompanying notes are an integral part
of the financial statements.           58                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
 LARGE COMPANY GROWTH INVESTMENT
  STYLE (10.2%):
COMMON STOCKS (9.6%):
AMUSEMENT & RECREATION SERVICES (0.3%):
      16,400  The Walt Disney Company........   $    945,051
                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (0.1%):
      11,800  Cintas Corporation[DEL]........        495,600
                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (0.5%):
      28,000  Home Depot, Inc................      1,043,000
      32,800  Lowe's Companies, Inc..........        885,600
                                                ------------
                                                   1,928,600
                                                ------------
BUSINESS SERVICES (1.6%):
       5,800  Automatic Data Processing,
                Inc..........................        414,700
       2,500  DST Systems, Inc...............         52,500
      23,000  First Data Corporation[DEL]....      1,520,875
      18,600  Fiserv, Inc.*..................        478,950
      21,500  General Motors Corporation,
                Class E......................      1,013,187
      22,700  Microsoft Corporation*.........      2,270,000
       8,600  Sungard Data Systems, Inc.*....        236,500
                                                ------------
                                                   5,986,712
                                                ------------
COMMUNICATIONS (0.2%):
      29,100  Airtouch Communications,
                Inc.*........................        829,350
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (2.4%):
      35,000  Intel Corporation..............      2,445,625
      85,900  L.M. Ericsson Telephone
                Company, ADR[DEL]............      1,834,762
      26,543  Molex, Inc., Class A...........        816,198
      30,200  Motorola, Inc..................      1,981,875
      26,100  Nokia Corporation, ADR, Class
                A............................      1,455,075
      16,000  Solectron Corporation*.........        644,000
                                                ------------
                                                   9,177,535
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.3%):
      27,500  Medaphis Corporation*[DEL].....        873,125
       9,050  Paychex, Inc...................        392,544
                                                ------------
                                                   1,265,669
                                                ------------
FOOD & KINDRED PRODUCTS (0.3%):
      18,800  The Coca-Cola Company..........      1,351,250
                                                ------------
GENERAL MERCHANDISE STORES (0.2%):
      27,000  Wal-Mart Stores, Inc...........        583,876
                                                ------------
HEALTH SERVICES (0.1%):
      10,500  Columbia HCA Healthcare
                Corporation[DEL].............        515,813
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (0.6%):
      28,800  Franklin Resources, Inc........      1,461,600
      13,800  T. Rowe Price..................        686,550
                                                ------------
                                                   2,148,150
                                                ------------

  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
INSURANCE CARRIERS (0.5%):
      22,600  American International Group...   $  1,906,875
                                                ------------
MISCELLANEOUS RETAIL (0.5%):
      41,200  Autozone, Inc.*................      1,019,700
      20,050  Petsmart, Inc.*................        671,674
       7,300  Viking Office Products*........        324,850
                                                ------------
                                                   2,016,224
                                                ------------
OIL & GAS EXTRACTION (0.1%):
       2,700  Schlumberger, Ltd..............        168,075
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.2%):
      11,900  Pfizer, Inc.[DEL]..............        682,762
                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (0.6%):
      82,300  Charles Schwab Corporation.....      1,882,613
      10,900  Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]...................        324,275
                                                ------------
                                                   2,206,888
                                                ------------
TOBACCO PRODUCTS (0.2%):
       9,600  Philip Morris Companies,
                Inc..........................        811,200
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (0.2%):
      17,400  Danka Business Systems[DEL]....        582,900
                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS (0.7%):
       6,200  Alco Standard Corporation......        548,700
      10,800  Corporate Express, Inc.*.......        282,151
      63,700  Office Depot, Inc.*............      1,823,413
                                                ------------
                                                   2,654,264
                                                ------------
Total Common Stocks
  (cost $28,494,994)                              36,256,794
                                                ------------
REPURCHASE AGREEMENTS (0.6%):
$  2,227,377  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $2,227,741.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost
                $2,227,377). ................      2,227,377
                                                ------------
Total Large Company Growth Investment Style
  (cost $30,722,371).........................     38,484,171
                                                ------------

                  The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       59

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------

 SMALL COMPANY GROWTH INVESTMENT
  STYLE (4.0%):
     519,541  Small Company Portfolio of Core
                Trust (Delaware)`D'..........   $ 14,943,722
                                                ------------
Total Small Company Growth Investment Style
  (cost $12,750,145)                              14,943,722
                                                ------------
 INTERNATIONAL INVESTMENT STYLE (6.0%):
   1,040,857  International Portfolio II of
                Core Trust (Delaware)`D'.....     22,340,927
                                                ------------
International Investment Style
  (cost $21,261,905)                              22,340,927
                                                ------------

 INCOME EQUITY INVESTMENT STYLE (10.0%):
COMMON STOCKS (9.9%):
CHEMICALS & ALLIED PRODUCTS (1.5%):
       9,400  American Home Products
                Corporation..................        833,075
      18,700  Du Pont (E.I.) De Nemours &
                Company......................      1,166,412
      11,200  Johnson & Johnson..............        912,800
      13,600  Merck & Company, Inc...........        782,000
      24,900  Morton International, Inc......        759,450
      13,700  Procter & Gamble
                Company[DEL].................      1,109,700
                                                ------------
                                                   5,563,437
                                                ------------
COMMUNICATIONS (0.7%):
      25,200  AT&T Corporation...............      1,612,800
      27,400  GTE Corporation................      1,130,250
                                                ------------
                                                   2,743,050
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (0.6%):
      20,000  First Bank System, Inc.[DEL]...        995,000
      14,200  J.P. Morgan & Company, Inc.....      1,095,175
                                                ------------
                                                   2,090,175
                                                ------------
EATING & DRINKING PLACES (0.2%):
      17,400  McDonald's Corporation.........        713,400
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (0.7%):
      18,700  Consolidated Natural Gas
                Company[DEL].................        710,600
       9,400  FPL Group, Inc.................        393,625
       9,000  Pacific Gas and Electric
                Company......................        264,375
      13,000  Public Service Enterprise
                Group, Inc.[DEL].............        381,875
       6,200  Texas Utilities Company........        227,850
      28,800  WMX Technologies, Inc..........        810,000
                                                ------------
                                                   2,788,325
                                                ------------
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (0.5%):
      11,500  Emerson Electric Company.......   $    819,375
      16,800  General Electric Company.......      1,062,600
                                                ------------
                                                   1,881,975
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.3%):
      18,800  Dun & Bradstreet Corporation...      1,123,300
                                                ------------
FOOD & KINDRED PRODUCTS (0.3%):
      15,000  PepsiCo, Inc...................        791,250
       9,000  Sara Lee Corporation...........        264,375
                                                ------------
                                                   1,055,625
                                                ------------
GENERAL MERCHANDISE STORES (0.5%):
       8,700  Dayton Hudson Corporation......        598,125
       5,400  J.C. Penney Company, Inc.......        227,475
      13,700  May Department Stores
                Company......................        537,725
      13,680  Sears, Roebuck and Company.....        465,120
                                                ------------
                                                   1,828,445
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (0.5%):
      20,600  Hewlett-Packard Company........      1,908,075
                                                ------------
INSURANCE CARRIERS (0.3%):
      12,690  Allstate Corporation...........        466,357
      18,000  American General Corporation...        591,750
                                                ------------
                                                   1,058,107
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS (0.6%):
      15,200  Eastman Kodak Company..........        951,900
      29,400  Honeywell, Inc.................      1,234,800
                                                ------------
                                                   2,186,700
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.5%):
      23,000  American Express Company.......        934,375
      15,600  Transamerica Corporation.......      1,056,900
                                                ------------
                                                   1,991,275
                                                ------------
OIL & GAS EXTRACTION (0.2%):
      14,750  Schlumberger, Ltd..............        918,187
                                                ------------
PAPER & ALLIED PRODUCTS (0.3%):
      18,000  Minnesota Mining &
                Manufacturing Company........      1,023,750
                                                ------------
PETROLEUM REFINING & RELATED
  INDUSTRIES (1.0%):
       4,900  Atlantic Richfield Company.....        523,075
      14,900  Chevron Corporation............        696,575
      13,500  Exxon Corporation..............      1,031,063
       7,400  Mobil Corporation..............        745,550

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       60

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
PETROLEUM REFINING & RELATED
  INDUSTRIES, CONTINUED:
       5,400  Royal Dutch Petroleum
                Company[DEL].................   $    663,525
                                                ------------
                                                   3,659,788
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.2%):
      15,000  Pfizer, Inc.[DEL]..............        860,625
                                                ------------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (0.2%):
      27,400  Deluxe Corporation.............        736,375
                                                ------------
TOBACCO PRODUCTS (0.5%):
      17,400  American Brands, Inc...........        746,025
      12,500  Philip Morris Companies,
                Inc..........................      1,056,250
                                                ------------
                                                   1,802,275
                                                ------------
TRANSPORTATION EQUIPMENT (0.3%):
      11,900  United Technologies
                Corporation..................      1,056,125
                                                ------------
Total Common Stocks
 (cost $29,614,609)                               36,989,014
                                                ------------
REPURCHASE AGREEMENTS (0.1%):
$    365,668  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $365,728.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $365,668)......        365,668
                                                ------------
Total Income Equity Investment Style
 (cost $29,980,277)                               37,354,682
                                                ------------

 INDEX INVESTMENT STYLE (10.0%):
   1,341,348  Index Portfolio of Core Trust
                (Delaware)`D'................     37,421,188
                                                ------------
Total Index Investment Style
  (cost $29,329,239)                              37,421,188
                                                ------------
 MANAGED FIXED INCOME INVESTMENT
  STYLE (14.8%):
ASSET BACKED SECURITIES (1.5%):
     679,218  Case Equipment Loan Trust,
                Series 1993-B A, 4.30%, due
                5/15/99......................        674,124
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
ASSET BACKED SECURITIES, CONTINUED:
$    818,267  John Deere Owner Trust, Series
                1993-B A2, 4.10%, due
                10/15/00.....................   $    809,103
     349,571  ML Asset Backed Corporation,
                Series 1992-1 A2, 5.50%, due
                5/15/98......................        348,913
   1,365,839  Premier Auto Trust, Series
                1993-6 A2, 4.65%, due
                11/2/99......................      1,348,575
     654,777  Security Pacific Acceptance
                Corporation, Series 1991-2 B,
                8.55%, due 9/15/11...........        675,939
     555,174  Security Pacific Home Equity
                Loan, 1991-2 B, 8.15%, due
                6/15/20......................        566,449
   1,000,000  U.S. Home Equity Loan
                Certificates, Series 1991-2
                B, 9.125%, due 4/15/21.......      1,024,060
                                                ------------
Total Asset Backed Securities
 (cost $5,336,658)                                 5,447,163
                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.4%):
     358,479  Citicorp Mortgage Securities,
                Inc., Series 1992-3 A3,
                7.50%, due 7/25/06...........        358,479
     839,399  Federal Home Loan Mortgage
                Corporation, Series 1438 F,
                4.6875% variable rate, due
                12/15/97.....................        801,887
   2,000,000  Federal Home Loan Mortgage
                Corporation, Series 1550 S,
                1.57266% variable rate, due
                7/15/00......................      1,745,620
     397,759  Federal National Mortgage
                Association, Series 1991-45
                Z, 8.00%, due 5/25/98........        401,816
   3,300,000  Federal National Mortgage
                Association, Series 1994-75
                OE, 7.00%, due 11/25/09......      3,338,673
   2,500,000  Federal National Mortgage
                Association, Series 1994-102
                B, 7.00%, due 6/25/10........      2,475,000
   1,400,000  GE Capital Mortgage Services,
                Inc., Series 1993-1 C, 7.30%,
                due 3/25/19..................      1,407,000
   2,100,000  Residential Funding Mortgage
                Securities I, Series 1993-S15
                A5, 6.70%, due 4/25/08.......      2,090,802
                                                ------------
Total Collateralized Mortgage Obligations
 (cost $11,466,929)                               12,619,277
                                                ------------
CORPORATE BONDS & NOTES (2.6%):
   2,000,000  Associates Corporation, 6.25%,
                due 9/15/00..................      2,000,528
   1,400,000  Chrysler Financial Corporation,
                5.375%, due 10/15/98.........      1,366,750
     800,000  Continental Bank, N.A., 11.25%,
                due 7/1/01...................        893,000

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       61

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
CORPORATE BONDS & NOTES, CONTINUED:
$    800,000  First Bank System, 6.0625%
                variable rate, due 11/29/96,
                Callable 11/30/95 at 100.....   $    798,000
     800,000  Meridian Bancorp, 6.00%
                variable rate, due 12/1/96...        797,896
   2,000,000  Paine Webber Group, Inc.,
                7.00%, due 3/1/00............      2,009,700
   1,900,000  Salomon Brothers, 7.25%, due
                1/15/00......................      1,909,386
Total Corporate Bonds & Notes
 (cost $9,325,332)                                 9,775,260
                                                ------------
GOVERNMENT AGENCY BONDS & NOTES (0.9%):
   2,100,000  Federal Home Loan Bank, Series
                HT97, 3.00%, due 3/28/97.....      2,020,370
   1,400,000  Federal National Mortgage
                Association, 6.43455%
                variable rate, due 7/23/97...      1,434,300
                                                ------------
Total Government Agency Bonds & Notes
 (cost $3,249,911)                                 3,454,670
                                                ------------
RECEIVABLES BACKED SECURITIES (0.9%):
   1,400,000  Capital Auto Receivables Asset
                Trust, Series 1993-1 A7,
                5.35%, due 2/15/98...........      1,395,240
   1,000,000  First USA Credit Card Master
                Trust, Series 1994-5 A,
                6.015% variable rate, due
                4/17/00......................      1,001,929
   1,000,000  Peoples Bank Credit Card Master
                Trust, Series 1994-2 A,
                6.025% variable rate, due
                3/15/01......................      1,002,169
                                                ------------
Total Receivables Backed Securities
 (cost $3,368,557)                                 3,399,338
                                                ------------
ZERO COUPON SECURITIES (0.7%):
   1,900,000  Resolution Funding Corporation
                STRIP, due 1/15/96...........      1,878,834
   1,000,000  Resolution Funding Corporation
                STRIP, due 4/15/00...........        774,530
                                                ------------
Total Zero Coupon Securities
 (cost $2,492,834)                                 2,653,364
                                                ------------
U.S. TREASURY OBLIGATIONS (2.7%):
   5,000,000  U.S. Treasury Notes, 6.25%, due
                8/31/00[DEL].................      5,087,500
   4,950,000  U.S. Treasury Notes, 6.50%, due
                5/15/05[DEL].................      5,126,344
                                                ------------
Total U.S. Treasury Obligations
 (cost $9,997,643)                                10,213,844
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
REPURCHASE AGREEMENTS (2.1%):
$  7,870,679  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $7,871,964.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875% due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost
                $7,870,679). ................   $  7,870,679
                                                ------------
  Total Managed Fixed Income Investment Style
   (cost $53,108,543)                             55,433,595
                                                ------------

 STABLE INCOME INVESTMENT STYLE (14.8%):
ASSET BACKED SECURITIES (2.9%):
   1,809,934  AFC Home Equity Loan Trust,
                Series 1995-2 A1, 7.556%
                variable rate, due 7/25/26...      1,825,206
   2,500,000  Green Tree Financial
                Corporation, Series 1993-3
                A2, 4.90%, due 10/15/18......      2,473,673
   2,440,665  Green Tree Financial
                Corporation, Series 1994-1
                A1, 5.60%, due 4/15/19.......      2,429,021
   1,854,707  Green Tree Financial
                Corporation, Series 1994-8
                A1, 7.75%, due 4/15/25.......      1,872,086
   2,230,427  Structured Asset Securities
                Corporation, Series 1995-C3
                A, 6.475% variable rate, due
                1/25/10**....................      2,227,639
                                                ------------
Total Asset Backed Securities
 (cost $10,753,261)                               10,827,625
                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.1%):
   2,350,000  Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98....      2,267,515
   1,765,618  Federal Home Loan Mortgage
                Corporation-Government
                National Mortgage
                Association, Series 24 ZC,
                5.15% due 8/25/12............      1,701,913
   3,867,705  Federal National Mortgage
                Association Swap Trust,
                Series 1994-1 A1, 6.325%
                variable rate, due 10/1/04...      3,859,245

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       62

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$  1,498,226  Maryland National Bank Mortgage
                Passthru Certificates, Series
                1990-1 A, 9.50%, due
                10/15/20.....................   $  1,501,971
   2,000,159  Resolution Trust Corporation,
                Series 1992-7 A2D, 8.35%, due
                6/25/29......................      2,023,281
   1,593,721  Resolution Trust Corporation,
                Series 1992-18P A4, 6.825%
                variable rate, due
                4/25/28**....................      1,589,243
   4,244,697  Resolution Trust Corporation,
                Series 1992-C2 A2, 6.9375%
                variable rate, due
                10/25/21.....................      4,267,491
   3,000,707  Resolution Trust Corporation,
                Series 1992-C3 A3, 7.0875%
                variable rate, due 8/25/23...      3,032,214
   2,766,005  Resolution Trust Corporation,
                Series 1992-M3 A4, 8.46%
                variable rate, 7/25/30.......      2,795,394
                                                ------------
Total Collateralized Mortgage Obligations
 (cost $22,995,645)                               23,038,267
                                                ------------
CORPORATE BONDS & NOTES (1.2%):
   2,000,000  J.C. Penney & Company, 10.00%,
                due 10/15/97.................      2,147,148
   2,350,000  Lehman Brothers Holdings,
                9.75%, due 4/1/96............      2,383,953
                                                ------------
Total Corporate Bonds & Notes
 (cost $4,559,422)                                 4,531,101
                                                ------------
GOVERNMENT AGENCY BONDS & NOTES (1.3%):
   4,800,000  Federal Home Loan Mortgage
                Corporation, 4.875%, due
                6/23/98 (cost $4,477,536)....      4,804,858
                                                ------------
MORTGAGE BACKED SECURITIES (0.6%):
   2,076,381  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 318464,
                5.866%, due 4/1/25 (cost
                $2,091,629)..................      2,094,966
                                                ------------
MUNICIPAL BONDS (0.2%):
     885,000  LA County California Taxable
                Pension Obligation Bonds,
                Series D, MBIA County
                Guaranteed, 6.02%, due
                6/30/97 (cost $885,000)......        885,327
                                                ------------
U.S. TREASURY OBLIGATIONS (2.2%):
     400,000  U.S. Treasury Notes, 7.75%, due
                3/31/96......................        403,500
   4,500,000  U.S. Treasury Notes, 6.25%, due
                1/31/97[DEL].................      4,536,563
   2,500,000  U.S. Treasury Notes, 5.375%,
                due 5/31/98[DEL].............      2,482,028
   1,000,000  U.S. Treasury Notes, 4.75%, due
                10/31/98[DEL]................        974,061
                                                ------------
Total U.S. Treasury Obligations
 (cost $8,378,102)                                 8,396,152
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
REPURCHASE AGREEMENTS (0.3%):
$  1,061,325  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,061,498.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $1,061,325)....   $  1,061,325
                                                ------------
Total Stable Income Investment Style
 (cost $55,201,920)                               55,639,621
                                                ------------

 POSITIVE RETURN INVESTMENT STYLE (15.4%):
ASSET BACKED SECURITIES (0.6%):
   2,250,000  Navistar Financial Corporation
                Owner Trust, Series 1995-B
                A2, 5.94%, due 10/15/98 (cost
                $2,249,962)..................      2,260,553
                                                ------------
GOVERNMENT AGENCY BONDS & NOTES (0.7%):
   2,500,000  Student Loan Marketing
                Association, 5.705% variable
                rate, due 12/1/95 (cost
                $2,496,967)..................      2,498,475
                                                ------------
RECEIVABLES BACKED SECURITIES (2.1%):
   3,400,000  Bombardier Receivables Master
                Trust I Series 1994-1 A,
                6.1375% variable rate, due
                3/15/99......................      3,405,100
   1,108,333  Discover Card Trust, Series
                1992-A A, 5.50%, due
                5/16/98......................      1,104,521
   1,750,000  First USA Credit Card Master
                Trust, Series 1994-5 A,
                6.015% variable rate, due
                4/17/00......................      1,753,376
   1,604,750  IBM Credit Receivables Lease
                Asset Master Trust, Series
                1993-1 A, 4.55%, due
                11/15/00.....................      1,586,533
                                                ------------
Total Receivables Backed Securities
 (cost $7,807,050)                                 7,849,530
                                                ------------
U.S. TREASURY OBLIGATIONS (8.5%):
   5,000,000  U.S. Treasury Bills, 5.50%
                yield, due 1/4/96............      4,953,330
   5,000,000  U.S. Treasury Bills, 5.55%
                yield, due 1/11/96...........      4,948,125
   4,250,000  U.S. Treasury Bills, 5.51%
                yield, due 4/4/96............      4,153,381

The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       63

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
$  8,400,000  U.S. Treasury Bonds, 7.125%,
                due 2/15/23..................   $  9,158,612
   7,775,000  U.S. Treasury Bonds, 7.50%, due
                11/15/24.....................      8,899,934
                                                ------------
Total U.S. Treasury Obligations
 (cost $31,525,772)                               32,113,382
                                                ------------
REPURCHASE AGREEMENTS (3.5%):
  13,004,439  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $13,006,561.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost
                $13,004,439). ...............     13,004,439
                                                ------------
Total Positive Return Investment Style
 (cost $57,084,190)                               57,726,379
                                                ------------

 TOTAL RETURN BOND INVESTMENT STYLE (14.6%):
CORPORATE BONDS & NOTES (1.7%):
   1,000,000  AMR Corporation, 7.47%, due
                1/28/97......................      1,013,434
   1,025,000  Chrysler Financial Corporation,
                8.125%, due 12/15/96.........      1,047,177
     475,000  CIGNA Corporation, 8.00%, due
                9/1/96.......................        482,111
   1,350,000  General Motors Acceptance
                Corporation, 5.25%, due
                11/15/96.....................      1,339,744
     900,000  Ohio Edison Company, 8.50%, due
                5/1/96.......................        910,616
     900,000  Salomon, Inc., 5.37%, due
                12/17/96.....................        886,009
     700,000  Westinghouse Electric Company,
                7.75%, due 4/15/96...........        701,819
                                                ------------
Total Corporate Bonds & Notes
 (cost $6,396,203)                                 6,380,910
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
GOVERNMENT AGENCY BONDS & NOTES (0.4%):
$  1,550,000  Federal National Mortgage
                Association, 6.06%, due
                10/2/97 (cost $1,551,453)....   $  1,553,805
U.S. TREASURY OBLIGATIONS (12.5%):
  10,500,000  U.S. Treasury Notes, 7.875%,
                due 6/30/96..................     10,654,203
   2,875,000  U.S. Treasury Notes, 7.25%, due
                8/31/96......................      2,913,629
  15,175,000  U.S. Treasury Notes, 7.50%, due
                12/31/96.....................     15,502,188
   3,400,000  U.S. Treasury Notes, 6.875%,
                due 2/28/97..................      3,455,250
     200,000  U.S. Treasury Notes, 8.50%, due
                4/15/97......................        208,000
   3,150,000  U.S. Treasury Notes, 7.25%, due
                8/15/04......................      3,411,844
   3,025,000  U.S. Treasury Bonds, 9.375%,
                due 2/15/06..................      3,782,191
   1,175,000  U.S. Treasury Bonds, 7.50%, due
                11/15/16.....................      1,323,709
   4,575,000  U.S. Treasury Bonds, 8.125%,
                due 8/15/19..................      5,507,156
                                                ------------
Total U.S. Treasury Obligations
 (cost $46,529,592)                               46,758,170
                                                ------------
REPURCHASE AGREEMENTS (0.0%):
      57,998  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $58,008.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $57,998). .....         57,998
                                                ------------
Total Total Return Bond Investment Style
 (cost $54,535,246)                               54,750,883
                                                ------------


The accompanying notes are an integral part
of the financial statements.                             NORWEST ADVANTAGE FUNDS
                                       64

--------------------------------------------------------------------------------
MODERATE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------

 OTHER INVESTMENTS (0.2%):
REPURCHASE AGREEMENTS (0.2%):
$    935,367  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $935,520.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96. ....................   $    935,367
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
------------  -------------------------------   ------------
Total Other Investments
 (cost $935,367)                                 $   935,367
                                                ------------
Total Investments (100.0%)
 (cost $344,909,203)                            $375,030,535
                                                ------------
                                                ------------

 `D' As of October 31, 1995 Moderate
     Balanced Fund's investment in
     Small Company Portfolio,
     International Portfolio II, and
     Index Portfolio of Core Trust
     (Delaware) represented 4.81%,
     6.52%, and 12.94%, respectively,
     of those portfolios' outstanding
     interests. Accordingly, the Fund
     may be deemed to own 4.81%, 6.52%
     and 12.94% of each security and
     other assets of the respective
     portfolios. The Portfolio of the
     Investments of Small Company
     Portfolio, International
     Portfolio II, and Index Portfolio
     of Core Trust (Delaware) are
     presented beginning at page 87.

 * Non-income producing security.

 [DEL] Part or all of this investment
       on loan, see Note 6 of notes to
       the financial statements.

** Securities that may be resold to
   'qualified institutional buyers'
   under Rule 144A or securities
   offered pursuant to section 4(2) of
   the Securities Act of 1933, as
   amended. These securities have been
   determined to be liquid under
   guidelines established by the Board
   of Trustees.

The accompanying notes are an integral part
of the financial statements.                          NORWEST ADVANTAGE FUNDS
                                       65

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
 LARGE COMPANY GROWTH INVESTMENT
  STYLE (17.5%)
COMMON STOCKS (16.6%):
AMUSEMENT & RECREATION SERVICES (0.4%):
    27,400    The Walt Disney Company[DEL]...   $  1,578,926
                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR
  MATERIALS (0.2%):
    21,100    Cintas Corporation[DEL]........        886,200
                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (0.9%):
    49,300    Home Depot, Inc................      1,836,425
    53,700    Lowe's Companies, Inc..........      1,449,900
                                                ------------
                                                   3,286,325
                                                ------------
BUSINESS SERVICES (2.7%):
     8,900    Automatic Data Processing,
                Inc..........................        636,350
     4,200    DST Systems, Inc...............         88,200
    40,600    First Data Corporation[DEL]....      2,684,676
    28,900    Fiserv, Inc.*..................        744,175
    36,700    General Motors Corporation,
                Class E[DEL].................      1,729,489
    37,700    Microsoft Corporation*.........      3,770,000
    14,800    Sungard Data Systems, Inc.*....        407,000
                                                ------------
                                                  10,059,890
                                                ------------
COMMUNICATIONS (0.4%):
    53,800    Airtouch Communications,
                Inc.*........................      1,533,300
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
  & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (4.1%):
    59,900    Intel Corporation..............      4,185,514
   143,100    L.M. Ericsson Telephone
                Company, ADR[DEL]............      3,056,517
    47,931    Molex, Inc., Class A...........      1,473,880
    51,500    Motorola, Inc..................      3,379,688
    44,600    Nokia Corporation, ADR, Class
                A............................      2,486,450
    27,300    Solectron Corporation*.........      1,098,825
                                                ------------
                                                  15,680,874
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.6%):
    45,400    Medaphis Corporation*[DEL].....      1,441,450
    17,100    Paychex, Inc...................        741,713
                                                ------------
                                                   2,183,163
                                                ------------
    32,500    The Coca-Cola Company..........      2,335,939
                                                ------------
GENERAL MERCHANDISE STORES (0.3%):
    44,100    Wal-Mart Stores, Inc...........        953,663
                                                ------------
HEALTH SERVICES (0.2%):
    18,000    Columbia HCA Healthcare
                Corporation..................        884,251
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (1.0%):
    49,300    Franklin Resources, Inc........      2,501,975
    27,700    T. Rowe Price..................      1,378,075
                                                ------------
                                                   3,880,050
                                                ------------
  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
INSURANCE CARRIERS (0.9%):
    39,600    American International Group...   $  3,341,250
                                                ------------
MISCELLANEOUS RETAIL (1.0%):
    65,000    Autozone, Inc.*[DEL]...........      1,608,750
    38,200    Petsmart, Inc.*................      1,279,700
    15,300    Viking Office Products*........        680,850
                                                ------------
                                                   3,569,300
                                                ------------
OIL & GAS EXTRACTION (0.1%):
     3,400    Schlumberger, Ltd..............        211,650
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.3%):
    20,400    Pfizer, Inc.[DEL]..............      1,170,450
                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (1.0%):
   140,400    Charles Schwab Corporation.....      3,211,651
    18,700    Donaldson, Lufkin & Jenrette,
                Inc.*[DEL]...................        556,325
                                                ------------
                                                   3,767,976
                                                ------------
TOBACCO PRODUCTS (0.4%):
    16,000    Philip Morris Companies,
                Inc..........................      1,352,000
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (0.3%):
    31,400    Danka Business Systems[DEL]....      1,051,900
                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS (1.2%):
    10,100    Alco Standard Corporation......        893,850
    19,100    Corporate Express, Inc.*.......        498,989
   112,800    Office Depot, Inc.*............      3,228,901
                                                ------------
                                                   4,621,740
                                                ------------
Total Common Stocks
  (cost $48,906,706)                              62,348,847
                                                ------------
REPURCHASE AGREEMENTS (0.9%):
$3,461,727    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $3,462,292.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $3,461,727)....      3,461,727
                                                ------------
Total Large Company Growth
  Investment Style (cost $52,368,433)........     65,810,574
                                                ------------

The accompanying notes are an integral part
of the financial statements.           66                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------

 SMALL COMPANY GROWTH INVESTMENT
  STYLE (6.8%)
   893,146    Small Company Portfolio of Core
                Trust (Delaware)`D'..........   $ 25,689,840
                                                ------------
Total Small Company Growth
  Investment Style (cost $22,574,751)........     25,689,840
                                                ------------
 INTERNATIONAL INVESTMENT STYLE (10.3%):
 1,811,724    International Portfolio II of
                Core Trust (Delaware)`D'.....     38,886,694
                                                ------------
Total International Investment
  Style (cost $37,365,902)...................     38,886,694
                                                ------------

 INCOME EQUITY INVESTMENT STYLE (17.2%):
COMMON STOCKS (17.0%):
CHEMICALS & ALLIED PRODUCTS (2.5%):
    15,000    American Home Products
                Corporation..................      1,329,375
    30,500    Du Pont (E.I.) De Nemours &
                Company......................      1,902,438
    17,800    Johnson & Johnson..............      1,450,700
    21,400    Merck & Company, Inc...........      1,230,500
    43,100    Morton International, Inc......      1,314,550
    22,900    Procter & Gamble
                Company[DEL].................      1,854,900
                                                ------------
                                                   9,082,463
                                                ------------
COMMUNICATIONS (1.1%):
    38,800    AT&T Corporation...............      2,483,200
    43,900    GTE Corporation................      1,810,875
                                                ------------
                                                   4,294,075
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (0.9%):
    36,300    First Bank System, Inc.[DEL]...      1,805,925
    22,600    J.P. Morgan & Company, Inc.....      1,743,026
                                                ------------
                                                   3,548,951
                                                ------------
EATING & DRINKING PLACES (0.3%):
    28,600    McDonald's Corporation.........      1,172,600
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (1.4%):
    33,500    Consolidated Natural Gas
                Company[DEL].................      1,273,000
    14,300    FPL Group, Inc.................        598,813
    20,000    Pacific Gas and Electric
                Company......................        587,500
    26,700    Public Service Enterprise
                Group, Inc...................        784,313
    15,500    Texas Utilities Company........        569,625
    47,000    WMX Technologies, Inc..........      1,321,876
                                                ------------
                                                   5,135,127
                                                ------------
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
  & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT (0.8%):
   20,000    Emerson Electric Company.......   $   1,425,000
   27,700    General Electric Company.......       1,752,025
                                                ------------
                                                   3,177,025
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT,& RELATED SERVICES (0.6%):
    35,600    Dun & Bradstreet Corporation...      2,127,100
                                                ------------
FOOD & KINDRED PRODUCTS (0.6%):
    28,600    PepsiCo, Inc...................      1,508,650
    27,000    Sara Lee Corporation...........        793,125
                                                ------------
                                                   2,301,775
                                                ------------
GENERAL MERCHANDISE STORES (0.8%):
    14,300    Dayton Hudson Corporation......        983,125
    10,000    J.C. Penney Company, Inc.......        421,250
    22,900    May Department Stores
                Company......................        898,825
    22,900    Sears, Roebuck and Company.....        778,600
                                                ------------
                                                   3,081,800
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (0.8%):
    34,000    Hewlett-Packard Company........      3,149,250
                                                ------------
INSURANCE CARRIERS (0.5%):
    21,229    Allstate Corporation...........        780,166
    29,500    American General Corporation...        969,813
                                                ------------
                                                   1,749,979
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL
  & OPTICAL GOODS (1.0%):
    23,800    Eastman Kodak Company..........      1,490,475
    52,800    Honeywell, Inc.................      2,217,600
                                                ------------
                                                   3,708,075
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.9%):
    42,000    American Express Company.......      1,706,250
    24,800    Transamerica Corporation.......      1,680,200
                                                ------------
                                                   3,386,450
                                                ------------
OIL & GAS EXTRACTION (0.4%):
    25,400    Schlumberger, Ltd..............      1,581,150
                                                ------------
PAPER & ALLIED PRODUCTS (0.5%):
    30,000    Minnesota Mining &
                Manufacturing Company........      1,706,250
                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES
(1.8%):
    12,600    Atlantic Richfield Company.....      1,345,050
    26,800    Chevron Corporation............      1,252,900
    22,500    Exxon Corporation..............      1,718,438
    12,400    Mobil Corporation..............      1,249,300

The accompanying notes are an integral part
of the financial statements.           67                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

  SHARES/                SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
PETROLEUM REFINING & RELATED INDUSTRIES,
CONTINUED:
     9,200    Royal Dutch Petroleum
                Company[DEL].................   $  1,130,450
                                                ------------
                                                   6,696,138
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.4%):
    28,000    Pfizer, Inc.[DEL]..............      1,606,500
                                                ------------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (0.3%):
    45,900    Deluxe Corporation.............      1,233,563
                                                ------------
TOBACCO PRODUCTS (0.9%):
    28,600    American Brands, Inc...........      1,226,225
    24,000    Philip Morris Companies,
                Inc..........................      2,028,000
                                                ------------
                                                   3,254,225
                                                ------------
TRANSPORTATION EQUIPMENT (0.5%):
    20,100    United Technologies
                Corporation..................      1,783,875
                                                ------------
Total Common Stocks
  (cost $51,502,011)                              63,776,371
                                                ------------
REPURCHASE AGREEMENTS (0.2%):
$  902,815    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $902,962.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $902,815)......        902,815
                                                ------------
Total Income Equity Investment
  Style (cost $52,404,826)                        64,679,186
                                                ------------

 INDEX INVESTMENT STYLE (17.3%):
 2,326,300    Index Portfolio of Core Trust
                (Delaware)`D'................     64,899,598
                                                ------------
Total Index Investment
  Style (cost $52,785,321)...................     64,899,598
                                                ------------
 MANAGED FIXED INCOME INVESTMENT
  STYLE (10.3%)
ASSET BACKED SECURITIES (1.1%):
   531,562    Case Equipment Loan Trust,
                Series 1993-B A, 4.30%, due
                5/15/99......................        527,575
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ASSET BACKED SECURITIES, CONTINUED:
$  640,383    John Deere Owner Trust, Series
                1993-B A2, 4.10%, due
                10/15/00.....................   $    633,210
   262,178    ML Asset Backed Corporation,
                Series 1992-1 A2, 5.50%, due
                5/15/98......................        261,685
 1,024,379    Premier Auto Trust, Series
                1993-6 A2, 4.65%, due
                11/2/99......................      1,011,431
   458,344    Security Pacific Acceptance
                Corporation, Series 1991-2 B,
                8.55%, due 9/15/11...........        473,157
   403,763    Security Pacific Home Equity
                Loan, Series 1991-2 B, 8.15%,
                due 6/15/20..................        411,963
   700,000    U.S. Home Equity Loan
                Certificates, Series 1991-2
                B, 9.125%, due 4/15/21.......        716,842
                                                ------------
Total Asset Backed Securities
  (cost $3,954,546)                                4,035,863
                                                ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%):
   262,885    Citicorp Mortgage Securities,
                Inc., Series 1992-3 A3,
                7.50%, due 7/25/06...........        262,884
   659,528    Federal Home Loan Mortgage
                Corporation, Series 1438 F,
                4.6875% variable rate, due
                12/15/97.....................        630,053
 1,600,000    Federal Home Loan Mortgage
                Corporation, Series 1550 S,
                1.57266% variable rate, due
                7/15/00......................      1,396,496
 2,000,000    Federal Home Loan Mortgage
                Corporation, Series 1720 E,
                7.50%, due 12/15/09..........      2,050,097
   298,319    Federal National Mortgage
                Association, Series 1991-45
                Z, 8.00%, due 5/25/98........        301,362
 2,500,000    Federal National Mortgage
                Association, Series 1994-75
                OE, 7.00%, due 11/25/09......      2,529,298
 2,000,000    Federal National Mortgage
                Association, Series 1994-102
                B, 7.00%, due 6/25/10........      1,980,000
 1,100,000    GE Capital Mortgage Services,
                Inc., Series 1993-1 C, 7.30%,
                due 3/25/19..................      1,105,500
 1,600,000    Residential Funding Mortgage
                Securities I, Series 1993-S15
                A5, 6.70%, due 4/25/08.......      1,592,992
                                                ------------
Total Collateralized Mortgage Obligations
  (cost $10,853,758).........................     11,848,682
                                                ------------
CORPORATE BONDS & NOTES (2.0%):
 1,500,000    Associates Corporation, 6.25%,
                due 9/15/00..................      1,500,396

The accompanying notes are an integral part
of the financial statements.           68                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
CORPORATE BONDS & NOTES, CONTINUED:
$1,100,000    Chrysler Financial Corporation,
                5.375%, due 10/15/98.........   $  1,073,875
   600,000    Continental Bank, N.A., 11.25%,
                due 7/1/01...................        669,750
   600,000    First Bank System, 6.0625%
                variable rate, due 11/29/96,
                Callable 11/30/95 at 100.....        598,500
   600,000    Meridian Bancorp, 6.00%
                variable rate, due 12/1/96...        598,422
 1,600,000    Paine Webber Group, Inc.,
                7.00%, due 3/1/00............      1,607,760
 1,500,000    Salomon Brothers, 7.25%, due
                1/15/00......................      1,507,410
                                                ------------
Total Corporate Bonds & Notes
  (cost $7,201,176)..........................      7,556,113
                                                ------------
GOVERNMENT AGENCY BONDS & NOTES (0.7%):
 1,600,000    Federal Home Loan Bank, Series
                HT97, 3.00%, due 3/28/97.....      1,539,329
 1,100,000    Federal National Mortgage
                Association, 6.43455%
                variable rate, due 7/23/97...      1,126,950
                                                ------------
Total Government Agency Bonds & Notes
  (cost $2,507,470)..........................      2,666,279
                                                ------------
RECEIVABLES BACKED SECURITIES (0.7%):
 1,100,000    Capital Auto Receivables Asset
                Trust, Series 1993-1 A7,
                5.35%, due 2/15/98[DEL]......      1,096,260
   750,000    First USA Credit Card Master
                Trust, Series 1994-5 A,
                6.015% variable rate, due
                4/17/00......................        751,447
   750,000    Peoples Bank Credit Card Master
                Trust, Series 1994-2 A,
                6.025% variable rate, due
                3/15/01......................        751,627
                                                ------------
Total Receivables Backed Securities
  (cost $2,575,256)..........................      2,599,334
                                                ------------
ZERO COUPON SECURITIES (0.5%):
 1,400,000    Resolution Funding Corporation
                STRIP, due 1/15/96...........      1,384,404
   800,000    Resolution Funding Corporation
                STRIP, due 4/15/00...........        619,624
                                                ------------
Total Zero Coupon Securities (cost
$1,879,451)..................................      2,004,028
                                                ------------
U.S. TREASURY OBLIGATIONS (0.8%):
 2,250,000    U.S. Treasury Notes, 6.25%, due
                8/31/00[DEL].................      2,289,375
   750,000    U.S. Treasury Notes, 6.50%, due
                5/15/05[DEL].................        776,718
                                                ------------
Total U.S. Treasury Obligations
  (cost $3,018,281)..........................      3,066,093
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
REPURCHASE AGREEMENTS (1.3%):
$4,843,226    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $4,844,016.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $4,843,226)....   $  4,843,226
                                                ------------
Total Managed Fixed Income Investment
  Style (cost $36,833,164)...................     38,619,618
                                                ------------

 POSITIVE RETURN INVESTMENT STYLE (10.2%):
GOVERNMENT AGENCY BONDS & NOTES (0.5%):
 2,000,000    Student Loan Marketing
                Association, 5.705% variable
                rate, due 12/1/95 (cost
                $1,997,574)..................      1,998,780
                                                ------------
RECEIVABLES BACKED SECURITIES (1.2%):
 2,600,000    Bombardier Receivables Master
                Trust, Series 1994-1 A,
                6.1375% variable rate, due
                3/15/99......................      2,603,900
   875,000    Discover Card Trust, Series
                1992-A A, 5.50%, due
                5/16/98......................        871,990
 1,222,666    IBM Credit Receivables Lease
                Asset Master Trust, Series
                1993-1 A, 4.55%, due
                11/15/00.....................      1,208,787
                                                ------------
Total Receivables Backed Securities
  (cost $4,654,016)                                4,684,677
                                                ------------
U.S. TREASURY OBLIGATIONS (5.5%):
 3,250,000    U.S. Treasury Bills, 5.50%
                yield, due 1/4/96............      3,219,664
 3,250,000    U.S. Treasury Bills, 5.55%
                yield, due 1/11/96...........      3,216,281
 4,000,000    U.S. Treasury Bills, 5.51%
                yield, due 4/4/96............      3,909,064
 5,150,000    U.S. Treasury Bonds, 7.125%,
                due 2/15/23..................      5,615,102
 4,075,000    U.S. Treasury Bonds, 7.5%, due
                11/15/24.....................      4,664,595
                                                ------------
Total U.S. Treasury Obligations
  (cost $20,306,539).........................     20,624,706
                                                ------------

The accompanying notes are an integral part
of the financial statements.           69                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
REPURCHASE AGREEMENTS (3.0%):
$11,286,351   BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $11,288,193.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $11,286,351)...   $ 11,286,351
                                                ------------
Total Positive Return Investment Style
  (cost $38,244,480).........................     38,594,514
                                                ------------

 TOTAL RETURN BOND INVESTMENT
  STYLE (10.1%)
CORPORATE BONDS & NOTES (1.3%):
   800,000    AMR Corporation, 7.47%, due
                1/28/97......................        810,747
   325,000    CIGNA Corporation, 8.00%, due
                9/1/96.......................        329,865
   850,000    Chrysler Financial Corporation,
                8.125%, due 12/15/96.........        868,390
 1,100,000    General Motors Acceptance
                Corporation, 5.25%, due
                11/15/96.....................      1,091,643
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
CORPORATE BONDS & NOTES, CONTINUED:
$  725,000    Ohio Edison Company, 8.50%, due
                5/1/96.......................   $    733,552
   500,000    Salomon, Inc., 5.34%, due
                12/17/96.....................        492,067
   550,000    Westinghouse Electric Company,
                7.75%, due 4/15/96...........        551,428
                                                ------------
Total Corporate Bonds & Notes
  (cost $4,890,092)                                4,877,692
                                                ------------
GOVERNMENT AGENCY BONDS & NOTES (0.1%):
   375,000    Federal National Mortgage
                Association, 6.06%, due
                10/2/97 (cost $375,351)......        375,920
                                                ------------
U.S. TREASURY OBLIGATIONS (8.5%):
 8,775,000    U.S. Treasury Notes, 7.875%,
                due 6/30/96..................      8,903,869
12,450,000    U.S. Treasury Notes, 7.50%, due
                12/31/96.....................     12,718,434
   500,000    U.S. Treasury Notes, 6.875%,
                due 2/28/97..................        508,125
   300,000    U.S. Treasury Notes, 8.50%, due
                4/15/97......................        312,000
 2,450,000    U.S. Treasury Notes, 7.25%, due
                8/15/04......................      2,653,656
 2,150,000    U.S. Treasury Bonds, 9.375%,
                due 2/15/06..................      2,688,168
 3,625,000    U.S. Treasury Bonds, 8.125%,
                due 8/15/19..................      4,363,595
                                                ------------
Total U.S. Treasury Obligations
  (cost $32,063,843)                             $32,147,847
                                                ------------

The accompanying notes are an integral part
of the financial statements.           70                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------
GROWTH BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
REPURCHASE AGREEMENTS (0.2%):
$  634,979    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $635,083.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $634,979)......   $    634,979
                                                ------------
Total Total Return Bond Investment Style
  (cost $37,964,265)                              38,036,438
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------

 OTHER INVESTMENTS (0.3%):
REPURCHASE AGREEMENTS (0.3%):
$  942,037    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $942,191.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96......................   $    942,037
                                                ------------
Total Other Investments
  (cost $942,037)                                    942,037
                                                ------------
Total Investments (100.0%)
  (cost $331,483,179)                           $376,158,499
                                                ------------
                                                ------------

`D' As of October 31, 1995, Growth
    Balanced Fund's
    investment in Small Company
    Portfolio, International
    Portfolio II, and Index Portfolio of
    Core Trust (Delaware)
    represented 8.27%, 11.35%, and
    22.44%, respectively, of
    those portfolios' outstanding
    interests. Accordingly, the
    Fund may be deemed to own 8.27%,
    11.35% and 22.44%
    of each security and other assets of
    the respective
    portfolios. The Portfolio of
    Investments of Small Company
    Portfolio, International Portfolio
    II, and Index Portfolio of
    Core Trust (Delaware) are presented
    beginning at page 87.

* Non-income producing security.

[DEL] Part or all of this investment
on loan, see Note 6
of notes to the financial statements.

The accompanying notes are an integral part
of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       71

--------------------------------------------------------------------------------
INTERMEDIATE U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
------------  --------------------------------   -----------
GOVERNMENT AGENCY BONDS & NOTES (23.2%):
$  3,000,000  Federal Home Loan Bank, 6.41%,
                due 10/11/05..................   $ 3,029,766
   1,500,000  Federal Home Loan Mortgage
                Corporation, 5.905%,
                due 6/13/00...................     1,499,589
   2,000,000  Student Loan Marketing
                Association, 6.05%, due
                9/14/00.......................     2,003,140
   2,000,000  Tennessee Valley Authority,
                Series D, 8.375%, due
                10/1/99.......................     2,165,000
   3,000,000  Tennessee Valley Authority,
                Series D, 6.00%, due
                11/1/00.......................     2,998,170
                                                 -----------
Total Government Agency Bonds & Notes
  (cost $11,547,279)                              11,695,665
                                                 -----------

MORTGAGE BACKED SECURITIES (11.1%):
   2,500,000  Federal National Mortgage
                Association, Pool 160159,
                7.516%, due 7/1/99............     2,559,450
   2,996,822  Federal National Mortgage
                Association, Pool 160337,
                7.025%, due 6/1/97............     3,030,506
                                                 -----------
Total Mortgage Backed Securities
  (cost $5,624,945)                                5,589,956
                                                 -----------

U.S. TREASURY OBLIGATIONS (63.4%):
   6,000,000  U.S. Treasury Notes, 5.75%,
                due 10/31/97..................     6,016,866
   3,000,000  U.S. Treasury Notes, 8.00%,
                due 1/15/97...................     3,084,375
   3,000,000  U.S. Treasury Notes, 5.625%,
                due 1/31/98...................     2,998,125
   5,950,000  U.S. Treasury Notes, 8.25%,
                due 7/15/98...................     6,327,444
   2,500,000  U.S. Treasury Notes, 4.75%,
                due 9/30/98[DEL]..............     2,437,500

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
------------  --------------------------------   -----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
$  2,000,000  U.S. Treasury Notes, 7.75%,
                due 1/31/00...................   $ 2,144,372
   2,000,000  U.S. Treasury Notes, 8.50%,
                due 2/15/00...................     2,201,872
   1,500,000  U.S. Treasury Notes, 7.50%,
                due 11/15/01..................     1,623,279
   4,000,000  U.S. Treasury Bonds, 10.75%,
                due 5/15/03...................     5,145,000
                                                 -----------
Total U.S. Treasury Obligations
  (cost $31,317,133)                              31,978,833
                                                 -----------

REPURCHASE AGREEMENTS (2.3%):
   1,163,751  BA Securities, Inc., 5.875%, due
                11/1/95, to be repurchased at
                $1,163,941. Collateralized by
                $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage Association,
                5.875%, due 3/29/96;
                $75,000,000 Federal National
                Mortgage Association, 5.875%,
                due 5/2/96; $45,000,000
                Federal Home Loan Bank,
                5.875%, due 1/30/96;
                $22,000,000 Federal Home Loan
                Bank, 5.875%, due 2/29/96
                (cost $1,163,751).............     1,163,751
                                                 -----------
Total Investments (100.0%)
  (cost $49,653,108)                             $50,428,205
                                                 -----------
                                                 -----------

[DEL] Part or all of this investment on loan, see Note 6 of notes to the financial statements.

 The accompanying notes are an integral part
 of the financial statements.         72                 NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

MANAGED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ASSET BACKED SECURITIES (7.3%):
$  944,999    Case Equipment Loan Trust,
                Series 1993-B A, 4.30%, due
                5/15/99......................   $    937,911
 1,085,094    John Deere Owner Trust, Series
                1993-B A2, 4.10%, due
                10/15/00.....................      1,072,941
   445,702    ML Asset Backed Corporation,
                Series 1992-1 A2, 5.50%, due
                5/15/98......................        444,865
 1,806,891    Premier Auto Trust, Series
                1993-6 A2, 4.65%, due
                11/2/99......................      1,784,052
 3,000,000    Premier Auto Trust, Series
                1994-1 A3, 4.75%, due
                2/2/00.......................      2,965,290
   851,210    Security Pacific Acceptance
                Corporation, Series 1991-2 B,
                8.55%, due 9/15/11...........        878,721
   807,525    Security Pacific Home Equity
                Loan, Series 1991-2 B, 8.15%,
                due 6/15/20..................        823,926
 1,300,000    U.S. Home Equity Loan
                Certificates, Series 1991-2
                B, 9.125%, due 4/15/21.......      1,331,278
 2,145,371    Union Federal Savings Bank
                Trust, Series 1993-B A,
                4.45%, due 11/15/99..........      2,101,112
                                                ------------
Total Asset Backed Securities
  (cost $12,027,281)                              12,340,096
                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (19.4%):
   466,023    Citicorp Mortgage Securities,
                Inc., Series 1992-3 A3,
                7.50%, due 7/25/06...........        466,023
 2,165,076    Federal Home Loan Mortgage
                Corporation, Series 1096 D,
                7.00%, due 6/15/20...........      2,161,006
 3,135,000    Federal Home Loan Mortgage
                Corporation, Series 1338 H,
                7.00%, due 7/15/06...........      3,182,025
 3,050,000    Federal Home Loan Mortgage
                Corporation, Series 1374 B,
                6.50%, due 6/15/15...........      3,043,931
 1,079,228    Federal Home Loan Mortgage
                Corporation, Series 1438 F,
                4.6875% variable rate, due
                12/15/97.....................      1,030,997
 2,780,495    Federal Home Loan Mortgage
                Corporation, Series 1550 S,
                1.57266% variable rate, due
                7/15/00......................      2,426,844
 5,277,000    Federal Home Loan Mortgage
                Corporation, Series 1702-A H,
                6.50%, due 11/15/11..........      5,149,508
   596,638    Federal National Mortgage
                Association, Series 1991-45
                Z, 8.00%, due 5/25/98........        602,724

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS,
CONTINUED:
$2,627,436    Federal National Mortgage
                Association, Series 1993-49
                Z, 7.50%, due 4/25/13........   $  2,600,161
 4,475,537    Federal National Mortgage
                Association, Series 1994-75
                OE, 7.00%, due 11/25/09......      4,527,986
 3,220,000    Federal National Mortgage
                Association, Series 1994-102
                B, 7.00%, due 6/25/10........      3,187,800
 1,800,000    GE Capital Mortgage Services,
                Inc., Series 1993-1 C, 7.30%,
                due 3/25/19..................      1,809,000
 2,800,000    Residential Funding Mortgage
                Securities I, Series 1993-S15
                A5, 6.70%, due 4/25/08.......      2,787,736
                                                ------------
Total Collateralized Mortgage Obligations
  (cost $29,935,037)                              32,975,741
                                                ------------

CORPORATE BONDS & NOTES (20.0%):
 1,800,000    Chrysler Financial Corporation,
                5.375%, due 10/15/98.........      1,757,250
 3,400,000    Citicorp, 5.70%, due 2/12/96...      3,398,518
 1,200,000    Continental Bank, N.A., 11.25%,
                due 7/1/01...................      1,339,500
 2,600,000    Dean Witter Discover, 6.25%,
                due 3/15/00..................      2,600,000
 2,100,000    Federal Express, 6.25%, due
                4/15/98......................      2,100,000
 1,200,000    First Bank System, 6.0625%
                variable rate, due 11/29/96,
                Callable 11/30/95 at 100.....      1,197,000
 3,000,000    Ford Motor Credit, 6.75%, due
                5/15/05......................      3,003,300
 3,400,000    General Motors Acceptance
                Corporation, 5.75%, due
                4/8/96.......................      3,394,628
 3,000,000    Heller Financial, 7.875%, due
                11/1/99......................      3,157,500
 2,500,000    Lehman Brothers Holdings,
                8.80%, due 3/1/15............      2,788,578
 1,200,000    Meridian Bancorp, 6.00%
                variable rate, due 12/1/96...      1,196,844
 2,750,000    Nationsbank Corporation, 5.875%
                variable rate, due
                11/18/96.....................      2,752,052
 2,700,000    Paine Webber Group, Inc.,
                7.00%, due 3/1/00............      2,713,095
 2,600,000    Salomon Brothers, 7.25%, due
                1/15/00......................      2,612,844
                                                ------------
Total Corporate Bonds & Notes
  (cost $32,062,072)                              34,011,109
                                                ------------

 The accompanying notes are an integral part
 of the financial statements.                            NORWEST ADVANTAGE FUNDS
                                       73

--------------------------------------------------------------------------------

MANAGED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
GOVERNMENT AGENCY BONDS & NOTES (5.6%):
$2,800,000   Federal Home Loan Bank, Series
              HT97, 3.00%, due 3/28/97.......   $  2,693,827
 1,800,000   Federal National Mortgage
              Association, 6.43455% variable
              rate, due 7/23/97..............      1,844,100
 5,000,000   Student Loan Marketing
              Association, 5.705% variable
              rate, due 12/1/95..............      4,996,950
                                                ------------
Total Government Agency Bonds & Notes
  (cost $9,264,455)                                9,534,877
                                                ------------
MORTGAGE BACKED SECURITIES (0.0%):
     2,386   Government National Mortgage
               Association, Pool 2218, 6.50%,
               due 12/15/02..................          2,383
       189   Government National Mortgage
               Association, Pool 665, 7.50%,
               due 5/15/01...................            193
                                                ------------
Total Mortgage Backed Securities
  (cost $2,396)                                        2,576
                                                ------------

RECEIVABLES BACKED SECURITIES (12.5%):
 4,720,000   Bombardier Receivables Master
               Trust I, Series 1994-1 A,
               6.1375% variable rate, due
               3/15/99.......................      4,727,080
 1,800,000   Capital Auto Receivables Asset
               Trust, Series 1993-1 A7,
               5.35%, due 2/15/98............      1,793,880
 3,500,000   Chase Manhattan Credit Card
               Master Trust, 6.005% variable
               rate, due 5/15/01.............      3,506,647
 1,516,667   Discover Card Trust, Series
               1992-A A, 5.50%, due 5/16/98..      1,511,449
 3,700,000   First USA Credit Card Master
               Trust, Series 1994-5 A, 6.015%
               variable rate, due 4/17/00....      3,707,137
 2,139,666   IBM Credit Receivables Lease
               Asset Master Trust, Series
               1993-1 A, 4.55%, due
               11/15/00......................      2,115,377
 3,850,000   Peoples Bank Credit Card Master
               Trust, Series 1994-2 A, 6.025%
               variable rate, due 3/15/01....      3,858,351
                                                ------------
Total Receivables Backed Securities
  (cost $21,105,648)                              21,219,921
                                                ------------
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ZERO COUPON SECURITIES (6.3%):
$2,550,000   Resolution Funding Corporation
              STRIP, due 1/15/96.............   $  2,521,593
 4,600,000   Resolution Funding Corporation
              STRIP, due 4/15/98.............      4,001,723
 1,268,000   Resolution Funding Corporation
              STRIP, due 4/15/00.............        982,104
 4,400,000   U.S. Treasury STRIP, due
              2/15/01[DEL]...................      3,249,441
                                                ------------
Total Zero Coupon Securities
  (cost $9,791,040)                               10,754,861
                                                ------------

U.S. TREASURY OBLIGATIONS (22.7%):
24,100,000   U.S. Treasury Notes, 6.50%,
               due 5/15/05[DEL]..............     24,958,560
13,000,000   U.S. Treasury Notes, 6.50%,
               due 8/15/05[DEL]..............     13,467,171
                                                ------------
Total U.S. Treasury Obligations
  (cost $37,763,363)                              38,425,731
                                                ------------

REPURCHASE AGREEMENTS (6.2%):
10,430,985   BA Securities, Inc., 5.875%,
               due 11/1/95, to be
               repurchased at $10,432,687.
               Collateralized by $16,300
               Federal Home Loan Mortgage
               Corporation, 5.875%,
               due 11/13/95; $46,000,000
               Federal National Mortgage
               Association, 5.875%,
               due 2/27/96; $48,000,000
               Federal National Mortgage
               Association, 5.875%,
               due 3/29/96; $75,000,000
               Federal National Mortgage
               Association, 5.875%,
               due 5/2/96; $45,000,000
               Federal Home Loan Bank,
               5.875%, due 1/30/96;
               $22,000,000 Federal Home
               Loan Bank, 5.875%,
               due 2/29/96
               (cost $10,430,985)............     10,430,985
                                                ------------
Total Investments (100.00%)
  (cost $162,382,277)                           $169,695,897
                                                ------------
                                                ------------

[DEL] Part or all of this investment on loan, see Note 6 of notes to the financial statements.

  The accompanying notes are an integral part
  of the financial statements.                           NORWEST ADVANTAGE FUNDS
                                       74

--------------------------------------------------------------------------------

STABLE INCOME FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 1995

--------------------------------------------------------------------------------

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
-----------   --------------------------------   -----------
ASSET BACKED SECURITIES (17.2%):
$1,407,727    AFC Home Equity Loan Trust,
                Series 1995-2 A1, 7.556%
                variable rate, due 7/25/26....   $ 1,419,604
 2,100,000    Green Tree Financial
                Corporation, Series 1993-3 A2,
                4.90%, due 10/15/18...........     2,077,885
 1,702,790    Green Tree Financial
                Corporation, Series 1994-1 A1,
                5.60%, due 4/15/19............     1,694,665
 1,377,782    Green Tree Financial
                Corporation, Series 1994-8 A1,
                7.75%, due 4/15/25............     1,390,692
 1,672,821    Structured Asset Securities
                Corporation, Series 1995-C3 A,
                6.475% variable rate, due
                1/25/10**.....................     1,670,730
                                                 -----------
Total Asset Backed Securities
  (cost $8,199,243)...........................     8,253,576
                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (37.3%):
 1,750,000    Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98.....     1,688,575
 1,544,916    Federal Home Loan Mortgage
                Corporation-Government
                National Mortgage Association,
                Series 24 ZC, 5.15%, due
                8/25/12.......................     1,489,174
 2,900,779    Federal National Mortgage
                Association Swap Trust, Series
                1994-1 A1, 6.325% variable
                rate, due 10/1/04.............     2,894,434
 1,498,226    Maryland National Bank Mortgage
                Passthru Certificates, Series
                1990-1A, 9.50%, due
                10/15/20......................     1,501,971
 1,750,139    Resolution Trust Corporation,
                Series 1992-7 A2D, 8.35%, due
                6/25/29.......................     1,770,371
 1,400,048    Resolution Trust Corporation,
                Series 1992-18P A4, 6.825%
                variable rate, due
                4/25/28**.....................     1,396,114
 3,031,926    Resolution Trust Corporation,
                Series 1992-C2 A2, 6.9375%
                variable rate, due 10/25/21...     3,048,208

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
-----------   --------------------------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS,
CONTINUED:
$2,000,471    Resolution Trust Corporation,
                Series 1992-C3 A3, 7.0875%
                variable rate, due 8/25/23....   $ 2,021,476
 2,059,791    Resolution Trust Corporation,
                Series 1992-M3 A4, 8.46%
                variable rate, 7/25/30........     2,081,676
                                                 -----------
Total Collateralized Mortgage Obligations
  (cost $17,861,020)                              17,891,999
                                                 -----------
CORPORATE BONDS & NOTES (8.7%):
 2,000,000    J.C. Penney & Company, 10.00%,
                due 10/15/97..................     2,147,148
 2,000,000    Lehman Brothers Holdings, 9.75%,
                due 4/1/96....................     2,028,896
                                                 -----------
Total Corporate Bonds & Notes
  (cost $4,200,980)                                4,176,044
                                                 -----------
GOVERNMENT AGENCY BONDS & NOTES (6.7%):
 3,200,000    Federal Home Loan Mortgage
                Corporation, 6.10%, due
                6/23/98 (cost $2,985,024).....     3,203,238
                                                 -----------
MORTGAGE BACKED SECURITIES (4.3%):
 2,076,380    Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 318464, 5.866%,
                due 4/1/25 (cost
                $2,091,628)...................     2,094,965
                                                 -----------
MUNICIPAL BONDS (1.6%):
   745,000    LA County California Taxable
                Pension Obligation Bonds,
                Series D, MBIA County
                Guaranteed, 6.02%, due 6/30/97
                (cost $745,000)...............       745,276
                                                 -----------
U.S. TREASURY OBLIGATIONS (21.9%):
 2,750,000    U.S. Treasury Notes, 6.50%, due
                11/30/96......................     2,775,781
 5,500,000    U.S. Treasury Notes, 6.25%, due
                1/31/97[DEL]..................     5,544,689
   750,000    U.S. Treasury Notes, 6.625%, due
                3/31/97.......................       760,546
 1,500,000    U.S. Treasury Notes, 4.75%, due
                10/31/98......................     1,461,090
                                                 -----------
Total U.S. Treasury Obligations
  (cost $10,545,000)                              10,542,106
                                                 -----------

                                       75                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

STABLE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)                             OCTOBER 31, 1995

--------------------------------------------------------------------------------

                          SECURITY
FACE AMOUNT             DESCRIPTION                 VALUE
-----------   --------------------------------   -----------
REPURCHASE AGREEMENTS (2.3%):
  1,114,283   BA Securities, Inc., 5.875%,
                due 11/1/95, to be repurchased
                at $1,114,465. Collateralized
                by $16,300 Federal Home Loan
                Mortgage Corporation, 5.875%,
                due 11/13/95; $46,000,000
                Federal National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000
                Federal National Mortgage
                Association, 5.875%,
                due 3/29/96; $75,000,000
                Federal National Mortgage
                Association, 5.875%,
                due 5/2/96; $45,000,000
                Federal Home Loan Bank,
                5.875%, due 1/30/96;
                $22,000,000 Federal Home
                Loan Bank, 5.875%, due
                2/29/96 (cost $1,114,283).....   $  1,114,283
                                                 ------------
Total Investments (100.0%)
  (cost $47,742,178)                              $48,021,487
                                                 ------------

                         ------------

 [DEL] Part or all of this investment on loan, see Note 6 of notes to the financial statements.

** Securities that may be resold to 'qualified institutional buyers' nder Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

   The accompanying notes are an integral part
   of the financial statements.
                                       76                NORWEST ADVANTAGE FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Trustees and Shareholders of
Norwest Advantage Funds

We have audited the accompanying statements of assets and liabilities of Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, International Fund, Income Equity Fund, Index Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Intermediate U.S. Government Fund, Managed Fixed Income Fund and Stable Income Fund, portfolios of Norwest Advantage Funds (collectively the Norwest Advantage Funds or Funds), including the schedules of investments, as of October 31, 1995, the related statements of operations, statements of changes in net assets and financial highlights for the period from November 11, 1994 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Norwest Advantage Funds as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the period from November 11, 1994 (commencement of operations) to October 31, 1995 in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
December 29, 1995

                                                         NORWEST ADVANTAGE FUNDS
                                       77

                             CORE TRUST (DELAWARE)
                                 ANNUAL REPORT
                                OCTOBER 31, 1995

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
STATEMENTS OF ASSETS & LIABILITIES                              OCTOBER 31, 1995

--------------------------------------------------------------------------------


                                                                       SMALL
                                                                      COMPANY       INTERNATIONAL    INTERNATIONAL       INDEX
                                                                     PORTFOLIO      PORTFOLIO II       PORTFOLIO       PORTFOLIO
                                                                    ------------    -------------    -------------    ------------
Assets
    Investments, at value (Note 2)*..............................   $312,759,864    $ 324,011,657     $90,021,476     $288,809,210
    Collateral for securities loaned (Note 5)....................     54,148,027               --              --       20,719,156
    Cash.........................................................             --       17,176,646       1,523,383               --
    Interest, dividends and other receivables....................         16,982          807,787         234,867          414,009
    Receivable for securities sold...............................      3,425,654          821,113         611,180               --
    Organization costs, net of amortization (Note 2).............         24,507           24,507          24,507           24,507
                                                                    ------------    -------------    -------------    ------------
Total assets.....................................................    370,375,034      342,841,710      92,415,413      309,966,882
                                                                    ------------    -------------    -------------    ------------
Liabilities
    Payable for securities purchased.............................      5,538,730               --              --               --
    Payable for securities loaned (Note 5).......................     54,148,027               --              --       20,719,156
    Payable for forward foreign currency contracts...............             --          105,707          38,373               --
    Accrued advisory fees (Note 3)...............................             --               --          35,686               --
    Accrued administration fees (Note 3).........................         22,502           29,239              --           24,566
    Other accrued expenses.......................................          6,039           59,934          31,126           16,688
                                                                    ------------    -------------    -------------    ------------
Total liabilities................................................     59,715,298          194,880         105,185       20,760,410
                                                                    ------------    -------------    -------------    ------------
Net assets.......................................................   $310,659,736    $ 342,646,830     $92,310,228     $289,206,472
                                                                    ------------    -------------    -------------    ------------
                                                                    ------------    -------------    -------------    ------------
Components of net assets
    Investors' capital...........................................   $274,921,534    $ 328,922,859     $88,631,222     $235,314,094
    Accumulated net unrealized appreciation on investments and
      foreign currency...........................................     35,738,202       13,723,971       3,679,006       53,892,378
                                                                    ------------    -------------    -------------    ------------
Net assets.......................................................   $310,659,736    $ 342,646,830     $92,310,228     $289,206,472
                                                                    ------------    -------------    -------------    ------------
                                                                    ------------    -------------    -------------    ------------
*Investments at cost.............................................   $277,021,662    $ 310,183,561     $86,305,054     $234,916,832
                                                                    ------------    -------------    -------------    ------------
                                                                    ------------    -------------    -------------    ------------

The accompanying notes are an integral part
of the financial statements.                               CORE TRUST (DELAWARE)
                                       80

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
STATEMENTS OF OPERATIONS                  FOR THE PERIOD ENDED OCTOBER 31, 1995*

--------------------------------------------------------------------------------

                                                                           SMALL
                                                                          COMPANY      INTERNATIONAL    INTERNATIONAL       INDEX
                                                                         PORTFOLIO     PORTFOLIO II       PORTFOLIO       PORTFOLIO
                                                                        -----------    -------------    -------------    -----------
Investment income
    Interest income..................................................   $ 1,033,273     $   872,188      $   101,349     $   124,028
    Dividend income[DEL].............................................     1,194,253       5,110,224        1,569,270       6,080,927
                                                                        -----------    -------------    -------------    -----------
Total income.........................................................     2,227,526       5,982,412        1,670,619       6,204,955
                                                                        -----------    -------------    -------------    -----------
Expenses
    Advisory (Note 3)................................................     2,260,342       1,231,536          368,007         359,914
    Administration (Note 3)..........................................       251,149         273,675          122,669         239,943
    Custodian........................................................            --         211,856           66,902              --
    Accounting (Note 3)..............................................        54,267          83,967           89,534          92,534
    Legal (Note 3)...................................................        14,824          16,163            4,819          14,150
    Auditing.........................................................        25,000          32,500           30,500          26,000
    Trustees.........................................................         5,411           5,906            1,759           5,176
    Amortization of organization costs (Note 2)......................         5,853           5,853            5,853           5,853
    Other............................................................        31,627          54,244           42,269          40,171
                                                                        -----------    -------------    -------------    -----------
Total expenses.......................................................     2,648,473       1,915,700          732,312         783,741
    Expenses reimbursed and fees waived (Note 3).....................    (2,260,342)     (1,232,140)         (78,610)
(376,096)
                                                                        -----------    -------------    -------------    -----------
Net expenses.........................................................       388,131         683,560          653,702         407,645
                                                                        -----------    -------------    -------------    -----------
Net investment income................................................     1,839,395       5,298,852        1,016,917       5,797,310
                                                                        -----------    -------------    -------------    -----------
Net realized and unrealized gain (loss) on investments
    Net realized gain (loss) on
        Securities...................................................    33,935,810      (1,940,307)      (1,858,530)      1,948,912
        Foreign currency transactions................................            --       4,182,334        1,135,597              --
                                                                        -----------    -------------    -------------    -----------
Net realized gain (loss) on investments..............................    33,935,810       2,242,027         (722,933)      1,948,912
                                                                        -----------    -------------    -------------    -----------
    Net change in unrealized appreciation (depreciation) on
        Securities...................................................    35,738,202      13,828,096        3,716,422      53,892,378
        Foreign currency transactions................................            --        (104,125)         (37,416)             --
                                                                        -----------    -------------    -------------    -----------
Net change in unrealized appreciation from investments...............    35,738,202      13,723,971        3,679,006      53,892,378
                                                                        -----------    -------------    -------------    -----------
Net realized and unrealized gain from investments....................    69,674,012      15,965,998        2,956,073      55,841,290
                                                                        -----------    -------------    -------------    -----------
Increase in net assets from operations...............................   $71,513,407     $21,264,850      $ 3,972,990     $61,638,600
                                                                        -----------    -------------    -------------    -----------
                                                                        -----------    -------------    -------------    -----------
[DEL] Net of foreign withholding taxes of                                        --     $   755,343      $   390,068              --

*See Note 1 for commencement of operations.

The accompanying notes are an integral part
of the financial statements.                               CORE TRUST (DELAWARE)
                                       81

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
STATEMENTS OF CHANGES IN NET ASSETS       FOR THE PERIOD ENDED OCTOBER 31, 1995*

--------------------------------------------------------------------------------

                                                                      SMALL
                                                                     COMPANY       INTERNATIONAL    INTERNATIONAL       INDEX
                                                                    PORTFOLIO      PORTFOLIO II       PORTFOLIO       PORTFOLIO
                                                                   ------------    -------------    -------------    ------------
Net assets -- 11/11/94..........................................             --               --               --              --
                                                                   ------------    -------------    -------------    ------------
Operations
    Net investment income.......................................   $  1,839,395    $   5,298,852    $   1,016,917    $  5,797,310
    Net realized gain (loss) on securities and foreign currency
      transactions..............................................     33,935,810        2,242,027         (722,933)      1,948,912
    Net change in unrealized appreciation on securities and
      foreign currency transactions.............................     35,738,202       13,723,971        3,679,006      53,892,378
                                                                   ------------    -------------    -------------    ------------
                                                                     71,513,407       21,264,850        3,972,990      61,638,600
                                                                   ------------    -------------    -------------    ------------
Transactions in investors' beneficial interests
    Contributions...............................................    262,830,339      342,127,908      102,787,458     254,124,900
    Withdrawals.................................................    (23,684,010)     (20,745,928)     (14,450,220)    (26,557,028)
                                                                   ------------    -------------    -------------    ------------
                                                                    239,146,329      321,381,980       88,337,238     227,567,872
                                                                   ------------    -------------    -------------    ------------
Net assets -- 10/31/95..........................................   $310,659,736    $ 342,646,830    $  92,310,228    $289,206,472
                                                                   ------------    -------------    -------------    ------------
                                                                   ------------    -------------    -------------    ------------

*See Note 1 for commencement of operations.

The accompanying notes are an integral part
of the financial statements.                               CORE TRUST (DELAWARE)
                                       82

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
NOTES TO FINANCIAL STATEMENTS                                   OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Core Trust (Delaware) ('Core Trust') is registered as an open-end management investment company and currently has four separate investment portfolios. These financial statements relate to Small Company Portfolio, International Portfolio II, International Portfolio and Index Portfolio (each a 'Portfolio' and collectively the 'Portfolios'), diversified portfolios, which commenced operations on November 11, 1994. Interests in the Portfolios are sold without any sales charge in private placement transactions to institutional clients, including open-end management investment companies. The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles and the Portfolios' fiscal year end is October 31.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION - Short-term securities which mature in 60 days or less are valued at amortized cost. Equity securities, for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the last mean of the bid and ask price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available, the last bid is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Board of Trustees (the 'Board').

FOREIGN CURRENCY - Amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: assets and liabilities at the rate of exchange at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. It is not practical to isolate that portion of the results of operations arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

International Portfolio II and International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risk associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlement or by the fund entering into offsetting commitments. At October 31, 1995 the Portfolios were obligated to deliver (sell) foreign currencies in exchange for U.S. dollars as follows:


                                           CONTRACT                                                      UNREALIZED
                                             DATE         CURRENCY          UNITS        U.S. DOLLARS       LOSS
                                           ---------    ------------    -------------    ------------    ----------
International Portfolio II..............    12/21/95    Japanese Yen    3,240,000,000     31,940,820      ($105,707)
International Portfolio.................    12/21/95    Japanese Yen      868,000,000      8,546,932      ($38,373)

REALIZED GAINS AND LOSSES - Security transactions are recorded on a trade date basis, and realized gains and losses on investments sold are recorded on the basis of identified cost.

REPURCHASE AGREEMENTS - The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities. Securities purchased subject to repurchase agreements are maintained by Core Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Portfolios are accrued on the ex-dividend date.

                                      83                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 2. (continued)

SECURITY LOANS - The Portfolios receive compensation for lending securities in the form of fees or retain a portion of interest on the investment securities or any cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral equal to at least 102%, at all times, of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan will be reflected in the value of the Portfolio.

ORGANIZATIONAL COSTS - The costs incurred by each Portfolio in connection with its organization, in the amount of $30,360, have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Portfolios' operations. Certain of these costs were paid by Forum Financial Services, Inc. and will be reimbursed by the Portfolios.

EXPENSE ALLOCATION - Expenses incurred with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios except where another more appropriate allocation of expenses can be made. Expenses directly attributable to a Portfolio are charged to that Portfolio.

FEDERAL INCOME TAX - The Portfolios are treated as a partnership for Federal income tax purposes. Any interest, dividends, gains or losses of the Portfolios are deemed to be passed through to the Portfolio's interestholders. As a partnership, no Federal income tax provision is required.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of Small Company Portfolio and Index Portfolio is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the 'Adviser'). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The investment adviser of International Portfolio II and International Portfolio is Schroder Capital Management International Inc.
('Schroder'). Schroder is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. The investment advisers receive advisory fees from Core Trust with respect to Small Company Portfolio, International Portfolio II, International Portfolio and Index Portfolio at annual rates of .90%, .45%, .45% and .15%, respectively, of the average daily net assets of each Portfolio.

ADMINISTRATIVE AND OTHER SERVICES - The administrator of Core Trust is Forum Financial Services, Inc. ('Forum'), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives an administration fee from each Portfolio at an annual rate of .10% of the average daily net assets of each Portfolio. In addition, for the period ending October 31, 1995, certain legal expenses were charged to the Portfolios by Forum. The respective amounts for such legal fees for Small Company Portfolio, International Portfolio II, International Portfolio and Index Portfolio were:
$5,924, $6,453, $1,969 and $5,701.

Forum Financial Corp. ('FFC'), an affiliate of Forum, provides fund accounting services to the Portfolios. For these services, FFC receives a fee of $36,000 per year for each Portfolio, plus certain amounts based upon the type of Portfolio, and number and types of portfolio transactions within each Portfolio. For its interestholder recordkeeping services, FFC receives a fee of $12,000 per year for each Portfolio.

                                      84                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 3. (continued)

WAIVERS AND REIMBURSEMENTS - For the period ending October 31, 1995, fees waived by the Portfolio's service providers and Portfolio expenses reimbursed by Forum and the Adviser were as follows:


                                                           EXPENSES      EXPENSES
                                                          REIMBURSED    REIMBURSED    FEES WAIVED    FEES WAIVED
                                                           BY FORUM     BY NORWEST     BY FORUM      BY NORWEST
                                                          ----------    ----------    -----------    -----------
Small Company Portfolio................................    $     --     $      --       $    --      $2,260,342
International Portfolio II.............................         605     1,231,535            --              --
International Portfolio................................       8,567            --        70,043              --
Index Portfolio........................................      16,182            --            --         359,914

NOTE 4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ending October 31, 1995 were as follows:

                                                                                      COST OF         PROCEEDS
                                                                                     PURCHASES       FROM SALES
                                                                                    ------------    ------------
Small Company Portfolio..........................................................   $541,745,523    $309,468,270
International Portfolio II.......................................................    378,158,460      72,070,202
International Portfolio..........................................................    111,352,670      23,284,342
Index Portfolio..................................................................    253,901,503      19,149,744

Gross unrealized appreciation and depreciation based on identified tax cost as of October 31, 1995 were as follows:

                                                                       UNREALIZED      UNREALIZED         TAX
                                                                      APPRECIATION    DEPRECIATION     COST BASIS
                                                                      ------------    ------------    ------------
Small Company Portfolio............................................   $46,538,812     $11,180,513     $277,401,565
International Portfolio II.........................................    30,893,307      17,065,206      310,183,556
International Portfolio............................................     8,613,689       4,897,264       86,305,051
Index Portfolio....................................................    57,939,915       4,093,763      234,963,058

NOTE 5. PORTFOLIO SECURITIES LOANED

The following Portfolios had loaned securities as of October 31, 1995:

                                                                                    VALUE OF          COLLATERAL
                                                                                SECURITIES LOANED       VALUE
                                                                                -----------------    ------------
Small Company Portfolio......................................................         $49,466,470    $ 54,148,027
Index Portfolio..............................................................          19,793,527      20,719,156

Collateral  is  comprised  of   various  securities  including  time   deposits,
commercial paper, corporate bonds and repurchase agreements. Fee income related to security loans for the period ended October 31, 1995 for

Small Company Portfolio......................................................              $5,324
Index Portfolio..............................................................                  --

                                      85                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
NOTES TO FINANCIAL STATEMENTS (continued)                       OCTOBER 31, 1995

--------------------------------------------------------------------------------

NOTE 6. FINANCIAL HIGHLIGHTS

Portfolios' performance for the period ended October 31, 1995.*

                                                                SMALL
                                                               COMPANY    INTERNATIONAL II    INTERNATIONAL    INDEX
                                                               -------    ----------------    -------------    ------
Ratio of expenses to average net assets(a)(b)...............     0.15 %          0.25%             0.80%         0.17%
Ratio of net investment income to average net assets(a).....     0.73 %          1.94%             1.24%         2.42%
Portfolio turnover rate.....................................   126.01 %         28.19%            29.41%         7.73%
* See Note 1. for commencement of operations.
(a) Annualized.
(b) During the period certain fees and expenses were waived
  and reimbursed. Had this waiver and reimbursement not
  occurred, the ratio of expenses to average net assets
  would have been:                                               1.05 %          0.70%             0.90%         0.33%


                                      86                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
SMALL COMPANY PORTFOLIO                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
 SMALL COMPANY VALUE INVESTMENT
  STYLE (30.7%)
COMMON STOCKS (28.9%):
AMUSEMENT & RECREATION SERVICES (0.6%):
     172,700  Players International, Inc.....   $  1,856,525
                                                ------------
BUSINESS SERVICES (0.8%):
     111,800  Landmark Graphics
                Corporation*.................      2,431,650
                                                ------------
CHEMICALS & ALLIED PRODUCTS (0.6%):
      61,800  OM Group, Inc..................      1,792,200
                                                ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS
(0.4%):
     108,000  Insituform Technologies, Class
                A*[DEL]......................      1,350,000
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (1.6%):
      33,500  Cullen/Frost Bankers, Inc......      1,708,500
      48,750  Mountain Parks Financial
                Corporation*.................      1,133,438
     125,400  Roosevelt Financial Group,
                Inc.[DEL]....................      2,022,075
                                                ------------
                                                   4,864,013
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (0.3%):
      99,300  Tejas Power Corporation*.......        844,050
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (4.5%):
      24,250  BMC Industries, Inc............        936,656
     109,350  Baldor Electric Company........      2,624,400
      32,900  Benchmark Electronics, Inc.*...        847,175
      96,600  Colonial Data Technologies
                Corporation*[DEL]............      1,328,250
      59,000  IPC Information Systems,
                Inc.*........................        885,000
      71,300  InterVoice, Inc.*..............      1,301,225
     119,500  Sheldahl, Inc.*................      1,882,125
     126,700  Smartflex Systems, Inc.*.......      1,852,988
      72,000  Zilog, Inc.*...................      2,556,000
                                                ------------
                                                  14,213,819
                                                ------------
HEALTH SERVICES (1.2%):
      89,700  Coventry Corporation*..........      1,760,363
      81,400  Lincare Holdings, Inc.*[DEL]...      2,024,825
                                                ------------
                                                   3,785,188
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (1.6%):
      80,600  Felcor Suite Hotels, Inc.......      2,327,325
     120,700  RFS Hotel Investors, Inc.......      1,825,588
     101,300  Sunstone Hotel Investors,
                Inc..........................        911,700
                                                ------------
                                                   5,064,613
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (0.5%):
     290,600  Sun Television and Appliances,
                Inc..........................      1,598,300
                                                ------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (3.7%):
      66,500  AGCO Corporation[DEL]..........   $  2,975,875
      71,200  Astec Industries, Inc.*........        845,500
      90,300  Dynatech Corporation...........      1,354,500
      60,500  Gasonics International
                Corporation*.................      1,996,500
     153,875  Paxar Corporation..............      1,942,671
      90,000  Verifone, Inc.*................      2,430,000
                                                ------------
                                                  11,545,046
                                                ------------
INSURANCE CARRIERS (0.5%):
      56,800  Sierra Health Services,
                Inc.*........................      1,625,900
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS (1.9%):
     207,700  LTX Corporation*...............      2,570,288
      56,300  SCI Systems, Inc.*.............      1,977,537
      47,300  Tech-Sym Corporation*..........      1,401,262
                                                ------------
                                                   5,949,087
                                                ------------
MISCELLANEOUS RETAIL (1.2%):
     100,400  Big B, Inc.[DEL]...............      1,480,900
     116,200  Friedman's, Inc., Class A*.....      2,353,050
                                                ------------
                                                   3,833,950
                                                ------------
MOTOR FREIGHT TRANSPORTATION &
  WAREHOUSING (1.9%):
     164,900  Covenant Transportation,
                Inc.*........................      2,102,475
      95,600  M.S. Carriers, Inc.*...........      1,481,800
     151,200  Swift Transportation, Inc......      2,494,800
                                                ------------
                                                   6,079,075
                                                ------------
OIL & GAS EXTRACTION (2.8%):
     107,900  Cairn Energy USA, Inc.*........      1,294,800
      99,200  Neuvo Energy Company*..........      2,194,800
     129,100  Parker & Parsley Petroleum
                Company, Delaware............      2,388,350
     111,200  Tetra Technologies, Inc.*......      1,473,400
      86,200  United Meridian Corporation*...      1,454,625
                                                ------------
                                                   8,805,975
                                                ------------
PRIMARY METAL INDUSTRIES (1.4%):
     131,200  Quanex Corporation.............      2,591,200
      84,350  Synalloy Corporation...........      1,729,175
                                                ------------
                                                   4,320,375
                                                ------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.5%):
      74,400  Consolidated Graphics, Inc.*...      1,599,600
                                                ------------
REAL ESTATE (0.3%):
      73,900  NHP, Inc.*.....................      1,053,075
                                                ------------
SERVICES, NOT ELSEWHERE CLASSIFIED (1.0%):
      85,300  Chemed Corporation.............      2,985,500
                                                ------------
WATER TRANSPORTATION (0.5%):
      89,350  Kirby Corporation*.............      1,474,275
                                                ------------

The accompanying notes are an integral part
of the financial statements.           87                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
SMALL COMPANY PORTFOLIO (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
WHOLESALE TRADE-DURABLE GOODS (1.1%):
      46,200  Kent Electronics Corporation...   $  2,252,250
      63,400  Sodak Gaming, Inc.*............      1,157,050
                                                ------------
                                                   3,409,300
                                                ------------
Total Common Stocks
  (cost $88,239,981)                              90,481,516
                                                ------------
REPURCHASE AGREEMENTS (1.8%):
   5,565,107  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $5,566,015.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $5,565,107)....      5,565,107
                                                ------------
Total Small Company Value Investment Style
(cost $93,805,088)                                96,046,623
                                                ------------

 SMALL COMPANY GROWTH INVESTMENT
  STYLE (69.3%)
COMMON STOCKS (64.8%):
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (1.7%):
      96,800  Authentic Fitness
                Corporation..................      1,984,400
     146,400  Warnaco Group, Inc., Class A...      3,403,800
                                                ------------
                                                   5,388,200
                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
  OPERATIVE BUILDERS (1.2%):
     173,900  Del Webb Corporation...........      3,608,425
                                                ------------
BUSINESS SERVICES (6.1%):
     127,300  American Management Systems,
                Inc.*[DEL]...................      3,675,788
      61,400  BMC Software, Inc.*[DEL].......      2,187,375
     107,300  ITI Technologies, Inc.*........      2,709,325
      50,900  McAfee Associates, Inc.*.......      2,964,925
     136,900  Platinum Technology, Inc.*.....      2,498,425
     179,200  Possis Medical, Inc.*..........      2,531,200
     174,300  Sotheby's Holdings, Inc........      2,418,412
                                                ------------
                                                  18,985,450
                                                ------------
CHEMICALS & ALLIED PRODUCTS (7.0%):
       8,700  Advanced Therapeutic Systems*..        240,337
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
CHEMICALS & ALLIED PRODUCTS, CONTINUED:
     123,400  Arcadian Corporation*..........   $  2,545,125
      69,200  Elan Corporation plc,
                ADR*[DEL]....................      2,776,651
      48,600  Genzyme Corporation*[DEL]......      2,830,950
     157,700  Gilead Sciences, Inc.*.........      3,075,150
      17,900  Minerals Technologies, Inc.....        713,762
     190,000  Sepracor, Inc.*................      3,206,250
      88,200  Teva Pharmaceutical Industries,
                Ltd., ADR....................      3,461,850
      70,876  Watson Pharmaceuticals,
                Inc.*[DEL]...................      3,171,701
                                                ------------
                                                  22,021,776
                                                ------------
COMMUNICATIONS (2.5%):
      72,600  Comcast UK Cable Partners,
                Ltd.*........................        934,725
      36,800  CommNet Cellular, Inc.*........        924,600
     111,200  Mobile Telecommunication
                Technologies Corporation*....      3,155,300
      25,000  TCA Cable TV, Inc.[DEL]........        740,625
      88,200  Vanguard Cellular Systems,
                Inc., Class A*...............      1,973,475
                                                ------------
                                                   7,728,725
                                                ------------
CONSTRUCTION-SPECIAL TRADE
  CONTRACTORS (0.8%):
      62,700  Oakwood Homes Corporation......      2,351,250
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (3.8%):
      51,800  BayBanks, Inc..................      4,195,800
      57,700  Commercial Federal
                Corporation..................      1,896,888
     225,900  Dime Bancorp, Inc.*............      2,400,188
     190,600  Glendale Federal Bank FSB*.....      3,049,600
      24,800  Roosevelt Financial Group,
                Inc.[DEL]....................        399,900
                                                ------------
                                                  11,942,376
                                                ------------
EATING & DRINKING PLACES (0.7%):
      59,500  Lone Star Steakhouse &
                Saloon*[DEL].................      2,298,188
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (1.0%):
     110,800  U.S.A. Waste Services, Inc.*...      2,326,800
      23,500  United Waste Systems, Inc.*....        928,250
                                                ------------
                                                   3,255,050
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (7.3%):
     100,800  Alliance Semiconductor
                Corporation*[DEL]............      3,099,600
      77,800  Burr-Brown Corporation*........      2,528,500
      91,400  Cidco, Inc.*[DEL]..............      2,707,725
      56,900  Cypress Semiconductor
                Corporation*[DEL]............      2,005,725
      11,045  Harman International
                Industries, Inc..............        509,450
      76,200  Integrated Process Equipment
                Corporation*.................      2,828,925

The accompanying notes are an integral part
of the financial statements.           88                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
SMALL COMPANY PORTFOLIO (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
ELECTRIC, GAS, & SANITARY SERVICES,
CONTINUED:
      62,500  International Rectifier
                Corporation*.................   $  2,820,313
      60,000  Komag, Inc.*...................      3,420,000
      35,900  Lattice Semiconductor
                Corporation*.................      1,409,075
      67,800  VLSI Technology, Inc.*[DEL]....      1,593,300
                                                ------------
                                                  22,922,613
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (1.1%):
     208,200  Cygnus, Inc.*..................      3,409,275
                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
  & TRANSPORTATION EQUIPMENT (1.0%):
      54,600  Blount, Inc., Class A..........      2,368,275
      56,400  CasTech Aluminum Group, Inc.*..        789,600
                                                ------------
                                                   3,157,875
                                                ------------
GENERAL MERCHANDISE STORES (0.9%):
     124,000  Consolidated Stores
                Corporation*.................      2,867,500
                                                ------------
HEALTH SERVICES (2.4%):
      58,600  Community Health Systems,
                Inc.*........................      1,860,550
      24,900  Genesis Health Ventures,
                Inc.*[DEL]...................        718,987
     204,000  ORNda Healthcorp...............      3,595,500
      51,705  Vencor, Inc.*[DEL].............      1,434,813
                                                ------------
                                                   7,609,850
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (0.5%):
     112,300  RFS Hotel Investors, Inc.......      1,698,538
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (0.7%):
      98,100  Best Buy Company, Inc.*[DEL]...      2,035,575
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (5.4%):
      98,600  Adaptec, Inc.*.................      4,387,700
      95,400  Case Corporation...............      3,637,125
      86,800  Diamond Multimedia Systems,
                Inc.*[DEL]...................      2,560,600
      73,600  Greenfield Industries, Inc.....      2,208,000
      54,400  Read-Rite Corporation*.........      1,897,200
      51,500  York International
                Corporation..................      2,253,125
                                                ------------
                                                  16,943,750
                                                ------------
INSURANCE AGENTS, BROKERS, & SERVICE (1.5%):
      95,200  The PMI Group, Inc.[DEL].......      4,569,600
                                                ------------
INSURANCE CARRIERS (3.9%):
     132,900  AmVestors Financial
                Corporation..................      1,495,125
      14,800  Capital RE Corporation.........        418,100
      37,700  Healthsource, Inc.*[DEL].......      1,998,100
     121,900  PartnerRe, Ltd.,...............      3,245,588
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
INSURANCE CARRIERS, CONTINUED:
     154,100  Prudential Reinsurance
                Holdings, Inc.*..............   $  3,139,788
      43,800  Vesta Insurance Group, Inc.....      1,768,425
                                                ------------
                                                  12,065,126
                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT
  FURNITURE (1.5%):
     127,200  Rayonier, Inc..................      4,770,000
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL
  GOODS (1.8%):
      66,100  Input/Output, Inc.*............      2,470,488
     253,000  LTX Corporation*...............      3,130,875
                                                ------------
                                                   5,601,363
                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
(1.0%):
     107,400  Lear Seating Corporation*......      2,980,350
                                                ------------
MISCELLANEOUS RETAIL (3.9%):
      45,600  Barnes & Noble, Inc.*..........      1,664,400
     153,500  Borders Group, Inc.*...........      2,628,687
     100,650  Office Max, Inc.*..............      2,491,087
      70,100  Petsmart, Inc.*[DEL]...........      2,348,350
     263,500  Tech Data Corporation*.........      3,194,937
                                                ------------
                                                  12,327,461
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.4%):
      68,500  Olympic Financial,
                Ltd.*[DEL]...................      1,250,125
                                                ------------
OIL & GAS EXTRACTION (2.4%):
      86,800  Box Energy Corporation, Class
                B*[DEL]......................        824,600
     222,100  Reading & Bates Corporation*...      2,554,150
     128,100  Sonat Offshore Drilling
                Company......................      4,067,175
                                                ------------
                                                   7,445,925
                                                ------------
PRIMARY METAL INDUSTRIES (1.1%):
      63,600  Texas Industries, Inc..........      3,346,950
                                                ------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.3%):
      32,900  Softkey International,
                Inc.*[DEL]...................      1,036,350
                                                ------------
TEXTILE MILL PRODUCTS (0.7%):
     106,300  Albany International
                Corporation, Class A.........      2,205,725
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (2.2%):
      87,900  AmeriSource Health
                Corporation*[DEL]............      2,395,275
     237,800  Anixter International, Inc.*...      4,547,925
                                                ------------
                                                   6,943,200
                                                ------------
Total Common Stocks
  (cost $169,367,503)                            202,766,591
                                                ------------

The accompanying notes are an integral part
of the financial statements.           89                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
SMALL COMPANY PORTFOLIO (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
REPURCHASE AGREEMENTS (4.4%):
  13,694,275  BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $13,696,510.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $13,694,275)...   $ 13,694,275
                                                ------------
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
WARRANTS (0.1%):
CHEMICALS & ALLIED PRODUCTS (0.1%):
       5,100  Elan Corporation, plc, ADR
                11/14/95*....................   $    126,225
       8,700  Elan Corporation, plc, ADR
                8/12/98*.....................        126,150
                                                ------------
Total Warrants
  (cost $154,796)                                    252,375
                                                ------------
Total Small Company Growth Investment
Style (cost $183,216,574)                        216,713,241
                                                ------------
Total Investments (100.0%)
  (cost $277,021,662)                           $312,759,864
                                                ------------
                                                ------------

* Non-income producing security.
[DEL] Part or all of this investment on loan, see Note 5.
The accompanying notes are an integral part
of the financial statements.           90                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO II                                      OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
ARGENTINA (0.1%):
COMMON STOCKS:
      81,400  Compania Naviera Perez Companc
                SA...........................   $    356,603
                                                ------------
BRAZIL (1.0%):
COMMON STOCKS:
      21,827  Cia Ener De Minas Gerais,
                ADR*.........................        472,037
      12,200  Cia Siderurgica Nacional,
                ADR..........................        260,671
      39,560  Telecomunicacoes Brasileiras
                S/A-Telebras*................      1,593,854
     104,200  Usiminas Siderurg Minas, ADR*..        985,889
                                                ------------
                                                   3,312,451
                                                ------------
CHILE (0.2%):
COMMON STOCKS:
       9,300  Compania Telecomunicacion
                Chile........................        669,600
                                                ------------
FRANCE (4.6%):
COMMON STOCKS:
         845  Cardif SA*.....................         78,580
      26,463  Compagnie Generale des Eaux*...      2,458,191
       2,900  Degremont (Soc Gen D'epur
                D'Assain)....................        243,602
       3,700  Docks de France, SA............        562,622
      78,962  Elf Aquitaine*.................      5,374,090
       8,373  Guilbert SA*...................      1,004,527
      10,000  LVMH (Louis Vuitton Moet-
                Hennessy)....................      1,988,636
      16,830  Primagaz (Cie Des Gaz
                Petrole).....................      1,306,417
      45,000  Valeo*.........................      2,031,658
WARRANTS:
       1,530  Primagaz (Cie Des Gaz Petrole)
                Warrants 95*.................         12,195
                                                ------------
                                                  15,060,518
                                                ------------
GERMANY (7.3%):
COMMON STOCKS:
       2,608  Allianz AG Holding.............      4,793,002
       1,500  Buderus AG.....................        643,907
       7,000  Mannesmann AG..................      2,296,549
         300  Muenchener Rueckversicherungs
                Gesellschaft.................        623,136
      10,000  Otto Reichelt AG...............        177,531
       5,000  Siemens AG.....................      2,609,715
     185,000  Veba...........................      7,571,048
         200  Wella AG.......................        110,708
PREFERRED STOCKS:
       1,800  Friedrich Grohe AG.............        433,320
      17,000  SAP AG.........................      2,601,548
       3,400  Wella AG.......................      1,868,769
                                                ------------
                                                  23,729,233
                                                ------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
HONG KONG (7.0%):
COMMON STOCKS:
     469,200  Cheung Kong (Holdings) Ltd.....   $  2,645,876
     618,000  Citic Pacific, Ltd.............      1,930,327
     255,200  HSBC Holdings plc*.............      3,713,286
     562,700  Hongkong Electric Holdings
                Ltd..........................      1,914,070
     737,200  Hutchison Whampoa Ltd..........      4,061,813
     333,100  Mandarin Oriental
                International, Ltd.*.........        373,072
     469,900  Sun Hung Kai Properties Ltd....      3,752,903
     389,200  Swire Pacific Ltd..............      2,919,618
     371,000  Wharf (Holdings) Ltd...........      1,252,390
                                                ------------
                                                  22,563,355
                                                ------------
INDONESIA (1.8%):
COMMON STOCKS:
     309,500  Indocement Tunggal Prakarsa....      1,144,781
     375,700  PT Indofoods Sukses Makmur.....      1,737,054
     640,000  PT Indosat.....................      2,169,969
      54,700  Unilever Indonesia.............        770,761
                                                ------------
                                                   5,822,565
                                                ------------
ITALY (1.4%):
COMMON STOCKS:
   1,029,000  Telecom Italia Mobile SpA*.....      1,726,672
   1,807,100  Telecom Italia SpA*............      2,743,268
WARRANTS:
     183,500  Parmalat Finanziaria*..........         89,785
                                                ------------
                                                   4,559,725
                                                ------------
JAPAN (27.3%):
COMMON STOCKS:
      24,000  Advantest Corporation..........      1,361,435
      80,000  Amada Metrics Co. Ltd..........      1,079,760
     160,000  Bridgestone Corporation........      2,222,113
         670  DDI Corporation................      5,432,344
     116,000  Dai Nippon Printing Company
                Ltd..........................      1,849,283
     116,000  Dai-Tokyo Fire & Marine
                Insurance Company............        745,385
         350  East Japan Railway Company.....      1,653,381
      40,000  Fanuc Company..................      1,733,092
     120,000  Fuji Photo Film Company........      2,969,337
     150,000  Fujitsu Ltd....................      1,789,819
      31,500  Hirose Electric Company........      2,011,786
     440,000  Hitachi Ltd....................      4,518,559
      41,000  Hoya Corporation...............      1,202,992
     168,000  Ito-Yokado Company Ltd.........      9,184,989
      37,000  Japan Airport Terminal
                Company......................        423,394
     163,000  Kuraray Company Ltd............      1,610,153
      36,000  Kyocera Corporation............      2,950,560

The accompanying notes are an integral part
of the financial statements.           91                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO II (continued)                          OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
JAPAN, CONTINUED:
      37,000  Mabuchi Motor Company..........   $  2,240,013
      49,000  Makita Corporation.............        761,993
     226,000  Matsushita Electric Industrial
                Company Ltd..................      3,205,046
      93,000  Mitsubishi Corporation.........      1,027,826
     186,000  Murata Manufacturing Company,
                Ltd..........................      6,530,784
     105,000  NEC Corporation................      1,386,376
       4,000  Nippon Television Network
                Corporation..................        954,569
     100,000  Omron Corporation..............      2,337,522
       9,000  Ryoyo Electro Corporation......        210,377
      63,000  Sankyo Company Ltd.............      1,386,376
      33,000  Seino Transportation Company...        509,951
      93,000  Sharp Corporation..............      1,291,603
     112,000  Shin-Etsu Chemical Company.....      2,289,403
     175,000  Showa Shell Sekiyu KK..........      1,396,645
     340,000  Takeda Chemical Industries.....      4,788,499
      11,000  Toho Company...................      1,549,220
     320,000  Tokio Marine & Fire Insurance
                Company......................      3,286,224
      90,000  Tokyo Electron Ltd.............      3,908,260
     125,000  Toppan Printing Company,
                Ltd..........................      1,650,448
      81,000  Tokyo Style....................      1,227,933
      23,000  Toyo Information Systems
                Company......................        229,448
     190,000  Toyota Motor Corporation.......      3,530,735
                                                ------------
                                                  88,437,633
                                                ------------
KOREA, REPUBLIC OF (0.8%):
COMMON STOCKS:
      32,000  Korea Electric Power
                Corporation..................      1,429,367
      12,000  Pohang Iron & Steel Company
                Ltd..........................      1,227,289
                                                ------------
                                                   2,656,656
                                                ------------
MALAYSIA (3.1%):
COMMON STOCKS:
     349,000  Genting Berhad`D'..............      2,957,573
     460,000  Malayan Banking Berhad.........      3,708,365
     850,000  Renong Berhad..................      1,296,944
     287,000  Telekom Malaysia Berhad........      2,054,112
                                                ------------
                                                  10,016,994
                                                ------------
MEXICO (0.6%):
COMMON STOCKS:
       8,000  ALFA SA de CV..................         92,997
     106,200  Apasco SA de CV................        392,673
     497,700  Cifra SA de CV.................        515,824
      19,100  Grupo Carso SA de CV ADR*......        201,696
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
MEXICO, CONTINUED:
      31,600  Grupo Carso SA de CV `A1'*.....   $    166,851
     160,600  Grupo Financiero Banamex
                Accivl, SA de CV `B'.........        274,415
      16,430  Grupo Financiero Banamex
                Accivl, SA de CV `L'.........         26,785
      42,600  Tolmex SA de CV*...............        161,689
                                                ------------
                                                   1,832,930
                                                ------------
NETHERLANDS (11.1%):
COMMON STOCKS:
      52,000  Cap Volmac Group NV............        598,949
       9,129  Ceteco Holdings NV*............        297,540
      50,293  Getronics NV*..................      2,396,724
      28,200  Hagemeyer NV*..................      1,402,773
      54,000  Heineken NV....................      9,569,008
      77,779  Internationale Nederlanden
                Group NV*....................      4,631,988
      56,341  KLM Royal Dutch Air Lines
                NV*..........................      1,857,709
      44,900  NV Koninklijke Sphinx*.........      1,244,618
       9,180  Nedcon Group NV*...............        229,486
      37,000  Oce-Van Der Grinten NV.........      2,119,170
       3,500  Otra NV........................        719,891
     200,000  Philips Electronics NV.........      7,721,031
      26,290  Samas-Groep NV*................      1,148,035
      12,750  VNU-Verenigde Nederlandse
                Utigevbedri Verigd Bezit.....      1,784,887
PREFERRED STOCKS:
       6,100  Internationale Nederlanden
                Group NV.....................         31,657
WARRANTS:
       1,500  Borsumij Wehry Kon NV*.........         48,415
                                                ------------
                                                  35,801,881
                                                ------------
NORWAY (1.0%):
COMMON STOCKS:
      80,000  Norsk Hydro AS.................      3,185,102
                                                ------------
PHILIPPINES (1.8%):
COMMON STOCKS:
   1,113,000  Ayala Land Inc.................      1,283,737
      30,300  Manila Electric Company GDR....      1,151,400
     141,000  Manila Electric Company `B'....      1,051,672
      15,000  Philippine Long Distance
                Telephone Company............        836,217
       6,800  Philippine Long Distance
                Telephone Company ADR........        381,651
     382,980  San Miguel Corporation.........      1,266,293
                                                ------------
                                                   5,970,970
                                                ------------

The accompanying notes are an integral part
of the financial statements.           92                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO II (continued)                          OCTOBER 31, 1995
--------------------------------------------------------------------------------

                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
SINGAPORE (2.5%):
COMMON STOCKS:
     252,000  City Developments, Ltd.........   $  1,558,744
     189,000  Development Bank of Singapore
                Ltd..........................      2,164,428
      65,000  Jurong Shipyard, Ltd...........        431,924
     263,000  Keppel Corporation Ltd.........      2,156,653
     104,400  Singapore Press Holdings
                Ltd..........................      1,631,018
                                                ------------
                                                   7,942,767
                                                ------------
SWEDEN (3.0%):
COMMON STOCKS:
     150,000  Astra AB.......................      5,418,831
     162,500  Stora Kopparbergs `B'..........      1,969,030
     105,000  Telefonaktiebolaget LM Ericsson
                `B'..........................      2,228,494
      10,500  Telefonaktiebolaget LM Ericsson
                `B New'......................        222,849
                                                ------------
                                                   9,839,204
                                                ------------
SWITZERLAND (6.8%):
COMMON STOCKS:
       1,800  Alusuisse-Lonza Holding AG.....      1,369,996
       7,300  BBC Brown Boveri AG............      8,459,392
       1,300  Ciba-Geigy AG..................      1,124,417
       5,000  Nestle SA......................      5,235,372
         500  Roche Holding AG...............      3,629,565
       2,800  Sandoz AG......................      2,308,490
                                                ------------
                                                  22,127,232
                                                ------------
THAILAND (2.4%):
COMMON STOCKS:
     105,000  Land & House Company Ltd.......      1,694,356
      22,300  Siam Cement Company Ltd........      1,216,041
   1,085,000  Siam City Bank.................      1,379,968
     425,000  TelecomAsia Corporation*.......      1,300,676
     270,700  Thai Farmers Bank Ltd..........      2,237,901
                                                ------------
                                                   7,828,942
                                                ------------
UNITED KINGDOM (16.1%):
COMMON STOCKS:
     180,900  Airtours plc...................        939,184
     449,700  Allied Colloids Group plc......        943,823
   1,107,600  Asda Group plc.................      1,791,526
     118,100  BOC Group plc..................      1,619,518
     115,900  Barclays plc*..................      1,358,904
     367,200  Barratt Developments plc.......      1,124,141
     113,600  Blenheim Group plc.............        462,503
     295,700  Blue Circle Industries plc*....      1,357,876
     175,600  British Airways plc............      1,260,818
                         SECURITY
   SHARES               DESCRIPTION                VALUE
------------  -------------------------------   ------------
UNITED KINGDOM, CONTINUED:
     300,360  British Land Company plc.......   $  1,715,802
     648,000  British Steel plc..............      1,671,895
     278,300  Burton Group plc...............        443,559
     249,700  Cable & Wireless plc*..........      1,631,305
     118,609  Cadbury Schweppes plc*.........        978,894
     206,700  Christies International plc....        671,931
     128,000  Courtaulds plc.................        781,695
     103,000  David S. Smith (Holdings)
                plc..........................        939,467
     252,800  English China Clays plc*.......      1,364,332
     220,600  Enterprise Oil plc.............      1,166,185
     196,840  Glaxo Wellcome plc.............      2,651,144
     258,700  Guardian Royal Exchange plc....        934,863
     175,000  Guinness plc...................      1,400,110
     150,750  Hogg Robinson plc..............        478,157
     135,000  Johnson Matthey plc............      1,290,989
     119,600  Kingfisher plc*................        896,482
     696,300  LASMO plc......................      1,692,128
     166,920  Laird Group plc................      1,098,401
     129,800  London & Manchester Group plc..        807,026
     235,600  MAI plc........................      1,223,173
     546,900  MFI Furniture plc..............      1,225,497
     415,600  Midland Independent Newspapers
                plc..........................        813,231
     126,500  National Westminster Bank
                plc*.........................      1,261,605
     248,000  Prudential Corporation plc.....      1,549,756
     187,000  Rank Organisation plc..........      1,242,339
     320,000  Rolls-Royce plc*...............        777,655
     122,800  Scottish Power plc.............        676,299
     226,300  Sedgwick Group plc.............        378,536
      55,600  Thorn EMI plc..................      1,292,390
     343,700  TSB Group plc..................      2,023,041
     128,300  The Peninsular & Orient Steam
                Navigational Company.........        975,865
     179,800  United News & Media plc........      1,469,724
     431,900  Vickers plc....................      1,710,698
     217,800  Vodafone Group plc.............        897,046
      60,500  Zeneca Group plc...............      1,125,127
                                                ------------
                                                  52,114,640
                                                ------------
VENEZUELA (0.1%):
COMMON STOCKS:
      44,280  Mavesa, SA.....................        182,656
                                                ------------
Total Investments (100.0%)
  (cost $310,183,561)                           $324,011,657
                                                ------------
                                                ------------

* Non-income producing security.
`D' Board valued security (cost $2,997,813)
    representing 0.9% of net assets.
The accompanying notes are an integral part
of the financial statements.           93                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO                                         OCTOBER 31, 1995
--------------------------------------------------------------------------------

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
ARGENTINA (0.2%):
COMMON STOCKS:
      40,700  Compania Naviera Perez Companc
                SA............................   $   178,302
                                                 -----------
BRAZIL (1.0%):
COMMON STOCKS:
      14,990  Telecomunicacoes Brasileiras
                S/A-Telebras*.................       603,940
      35,000  Usiminas Siderurg Minas, ADR*...       331,153
                                                 -----------
                                                     935,093
                                                 -----------
CHILE (0.3%):
COMMON STOCKS:
       3,500  Compania Telecomunicacion
                Chile.........................       252,000
                                                 -----------
FRANCE (5.2%):
COMMON STOCKS:
         320  Cardif SA*......................        29,758
       7,139  Compagnie Generale des Eaux*....       663,154
       1,100  Degremont (Soc Gen D'epur
                D'Assain).....................        92,401
       1,400  Docks de France, SA.............       212,884
      26,574  Elf Aquitaine*..................     1,808,606
       3,166  Guilbert SA*....................       379,832
       2,000  LVMH (Louis Vuitton Moet-
                Hennessy).....................       397,727
       6,765  Primagaz (Cie Des Gaz
                Petrole)......................       525,129
      12,000  Valeo*..........................       541,776
WARRANTS:
         615  Primagaz (Cie Des Gaz Petrole)
                Warrants 95*..................         4,902
                                                 -----------
                                                   4,656,169
                                                 -----------
GERMANY (6.2%):
COMMON STOCKS:
         483  Allianz AG Holding..............       887,661
         600  Buderus AG......................       257,563
       4,000  Otto Reichelt AG................        71,013
       1,000  Siemens AG......................       521,943
      53,000  Veba............................     2,169,003
         100  Wella AG........................        55,354
PREFERRED STOCKS:
         700  Friedrich Grohe AG..............       168,513
       5,000  SAP AG..........................       765,161
       1,300  Wella AG........................       714,529
                                                 -----------
                                                   5,610,740
                                                 -----------
HONG KONG (6.5%):
COMMON STOCKS:
     129,700  Cheung Kong (Holdings) Ltd. ....       731,394
      78,100  HSBC Holdings plc*..............     1,136,393
     122,700  Hongkong Electric Holdings
                Ltd. .........................       417,374
     211,400  Hutchison Whampoa Ltd. .........     1,164,769

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
HONG KONG, CONTINUED:
     125,900  Mandarin Oriental International,
                Ltd.* ........................   $   141,008
     128,700  Sun Hung Kai Properties Ltd. ...     1,027,875
     106,400  Swire Pacific Ltd. .............       798,169
     140,300  Wharf (Holdings) Ltd. ..........       473,613
                                                 -----------
                                                   5,890,595
                                                 -----------
INDONESIA (1.9%):
COMMON STOCKS:
     115,900  Indocement Tunggal Prakarsa.....       428,692
     113,850  PT Indofoods Sukses Makmur......       526,387
     140,000  PT Indosat......................       474,680
      20,700  Unilever Indonesia..............       291,678
                                                 -----------
                                                   1,721,437
                                                 -----------
ITALY (1.4%):
COMMON STOCKS:
     278,700  Telecom Italia Mobile SpA*......       467,661
     496,700  Telecom Italia SpA*.............       754,016
                                                 -----------
                                                   1,221,677
                                                 -----------
JAPAN (27.2%):
COMMON STOCKS:
       7,000  Advantest Corporation...........       397,085
      23,000  Amada Metrics Co. Ltd. .........       310,431
      60,000  Bridgestone Corporation.........       833,292
         200  DDI Corporation.................     1,621,596
      44,000  Dai Nippon Printing Company
                Ltd. .........................       701,452
      44,000  Dai-Tokyo Fire & Marine
                Insurance Company.............       282,733
          70  East Japan Railway Company......       330,676
      11,000  Fanuc Company...................       476,600
      20,000  Fuji Photo Film Company.........       494,890
      23,000  Fujitsu Ltd. ...................       274,439
       9,450  Hirose Electric Company.........       603,536
     125,000  Hitachi Ltd. ...................     1,283,681
      12,000  Hoya Corporation................       352,095
      45,000  Ito-Yokado Company Ltd. ........     2,460,267
      11,000  Japan Airport Terminal
                Company.......................       125,874
      61,000  Kuraray Company Ltd. ...........       602,572
      10,000  Kyocera Corporation.............       819,600
      11,000  Mabuchi Motor Company...........       665,949
      11,000  Makita Corporation..............       171,060
      70,000  Matsushita Electric Industrial
                Company Ltd. .................       992,714
      35,000  Mitsubishi Corporation..........       386,816
      52,000  Murata Manufacturing Company,
                Ltd. .........................     1,825,811
      30,000  NEC Corporation.................       396,107

The accompanying notes are an integral part
of the financial statements.                               CORE TRUST (DELAWARE)
                                       94

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
JAPAN, CONTINUED:
       1,000  Nippon Television Network
                Corporation...................   $   238,642
      30,000  Omron Corporation...............       701,257
       4,000  Ryoyo Electro Corporation.......        93,501
      24,000  Sankyo Company Ltd. ............       528,143
      12,000  Seino Transportation Company....       185,437
      35,000  Sharp Corporation...............       486,087
      43,000  Showa Shell Sekiyu KK...........       343,176
      90,000  Takeda Chemical Industries......     1,267,544
       3,000  Toho Company....................       422,514
      85,000  Tokio Marine & Fire Insurance
                Company.......................       872,903
      24,000  Tokyo Electron Ltd. ............     1,042,203
      30,000  Toppan Printing Company,
                Ltd. .........................       396,107
      31,000  Tokyo Style.....................       469,950
       9,000  Toyo Information Systems
                Company.......................        89,784
      52,000  Toyota Motor Corporation........       966,305
                                                 -----------
                                                  24,512,829
                                                 -----------
KOREA, REPUBLIC OF (1.2%):
COMMON STOCKS:
       7,000  Korea Electric Power
                Corporation...................       312,674
         500  Korea Mobile
                Telecommunications............       459,077
       3,000  Pohang Iron & Steel Company
                Ltd. .........................       306,822
                                                 -----------
                                                   1,078,573
                                                 -----------
MALAYSIA (3.2%):
COMMON STOCKS:
     131,000  Genting Berhad`D'...............     1,110,149
     143,000  Malayan Banking Berhad..........     1,152,818
     141,000  Renong Berhad...................       215,141
      56,000  Telekom Malysia Berhad..........       400,803
                                                 -----------
                                                   2,878,911
                                                 -----------
MEXICO (0.4%):
COMMON STOCKS:
      40,100  Apasco SA de CV.................       148,269
     188,100  Cifra SA de CV..................       194,950
                                                 -----------
                                                     343,219
                                                 -----------
NETHERLANDS (11.6%):
COMMON STOCKS:
      13,000  Cap Volmac Group NV.............       149,737
       3,449  Ceteco Holdings NV*.............       112,413
      15,224  Getronics NV*...................       725,503
       7,447  Hagemeyer NV*...................       370,441
      15,000  Heineken NV.....................     2,658,060
      26,485  Internationale Nederlanden Group
                NV*...........................     1,577,266
                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
NETHERLANDS, CONTINUED:
      15,365  KLM Royal Dutch Air Lines NV*...   $   506,624
      17,000  NV Koninklijke Sphinx*..........       471,236
       3,366  Nedcon Group NV*................        84,145
      10,000  Oce-Van Der Grinten NV..........       572,749
       1,300  Otra NV.........................       267,388
      54,000  Philips Electronics NV..........     2,084,679
       8,000  Samas-Groep NV*.................       349,345
       3,500  VNU-Verenigde Nederlandse
                Utigevbedri Verigd Bezit......       489,969
PREFERRED STOCKS:
       2,300  Internationale Nederlanden Group
                NV............................        11,936
WARRANTS:
         600  Borsumij Wehry Kon NV*..........        19,366
                                                 -----------
                                                  10,450,857
                                                 -----------
NORWAY (1.2%):
COMMON STOCKS:
      27,000  Norsk Hydro AS..................     1,074,972
                                                 -----------
PHILIPPINES (1.6%):
COMMON STOCKS:
     259,375  Ayala Land Inc. ................       299,164
      11,550  Manila Electric Company GDR.....       438,900
       5,000  Philippine Long Distance
                Telephone Company.............       278,739
       2,600  Philippine Long Distance
                Telephone Company ADR.........       145,925
      74,190  San Miguel Corporation..........       245,304
                                                 -----------
                                                   1,408,032
                                                 -----------
SINGAPORE (2.6%):
COMMON STOCKS:
      65,000  City Developments, Ltd. ........       402,057
      57,000  Development Bank of Singapore
                Ltd. .........................       652,764
      40,000  Jurong Shipyard, Ltd. ..........       265,800
      71,000  Keppel Corporation Ltd. ........       582,214
      30,000  Singapore Press Holdings
                Ltd. .........................       468,684
                                                 -----------
                                                   2,371,519
                                                 -----------
SWEDEN (3.2%):
COMMON STOCKS:
      38,000  Astra AB........................     1,372,770
      61,500  Stora Kopparbergs `B'...........       745,202
      31,000  Telefonaktiebolaget LM Ericsson
                `B'...........................       657,937
       3,100  Telefonaktiebolaget LM Ericsson
                `B New'.......................        65,794
                                                 -----------
                                                   2,841,703
                                                 -----------

The accompanying notes are an integral part
of the financial statements.                               CORE TRUST (DELAWARE)
                                       95

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INTERNATIONAL PORTFOLIO (continued)                             OCTOBER 31, 1995
--------------------------------------------------------------------------------

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
SWITZERLAND (6.8%):
COMMON STOCKS:
       2,000  BBC Brown Boveri AG.............   $ 2,317,641
         500  Ciba-Geigy AG...................       432,468
       1,500  Nestle SA.......................     1,570,611
         150  Roche Holding AG................     1,088,869
         900  Sandoz AG.......................       742,015
                                                 -----------
                                                   6,151,604
                                                 -----------
THAILAND (2.5%):
COMMON STOCKS:
      26,000  Land & House Company Ltd. ......       419,555
       9,400  Siam Cement Company Ltd. .......       512,591
     290,000  Siam City Bank..................       368,841
     130,000  TelecomAsia Corporation*........       397,854
      62,900  Thai Farmers Bank Ltd. .........       520,000
                                                 -----------
                                                   2,218,841
                                                 -----------
UNITED KINGDOM (15.7%):
COMMON STOCKS:
      58,400  Airtours plc....................       303,197
     122,700  Allied Colloids Group plc.......       257,521
     315,600  Asda Group plc..................       510,478
      23,300  BOC Group plc...................       319,516
      33,800  Barclays plc*...................       396,298
     110,500  Barratt Developments plc........       338,283
      43,000  Blenheim Group plc..............       175,067
      81,500  Blue Circle Industries plc*.....       374,254
      45,600  British Airways plc.............       327,410
      77,280  British Land Company plc........       441,461
     188,300  British Steel plc...............       485,830
     105,200  Burton Group plc................       167,669
      76,700  Cable & Wireless plc*...........       501,085
      38,000  Cadbury Schweppes plc*..........       313,618
      40,300  Christies International plc.....       131,005
      35,000  Courtaulds plc..................       213,745
      29,300  David S. Smith (Holdings) plc...       267,246

                          SECURITY
   SHARES               DESCRIPTION                 VALUE
------------  --------------------------------   -----------
UNITED KINGDOM, CONTINUED:
      72,100  English China Clays plc*........   $   389,115
      64,400  Enterprise Oil plc..............       340,445
      58,600  Glaxo Wellcome plc..............       789,256
      78,900  Guardian Royal Exchange plc.....       285,121
      20,000  Guinness plc....................       160,013
      57,000  Hogg Robinson plc...............       180,795
      35,000  Johnson Matthey plc.............       334,701
      26,300  Kingfisher plc*.................       197,136
     167,000  LASMO plc.......................       405,839
      63,120  Laird Group plc.................       415,355
      49,100  London & Manchester Group plc...       305,277
     115,000  Lucas Industries, Inc. .........       348,430
      70,100  MAI plc.........................       363,940
     152,700  MFI Furniture plc...............       342,171
      70,100  Midland Independent Newspapers
                plc...........................       137,169
      48,900  National Westminster Bank
                plc*..........................       487,688
      40,000  Rank Organisation plc...........       265,740
      90,000  Rolls-Royce plc*................       218,715
      35,100  Scottish Power plc..............       193,307
      66,600  Sedgwick Group plc..............       111,402
      17,900  Thorn EMI plc...................       416,074
     118,900  TSB Group plc...................       699,853
      35,300  The Peninsular & Orient Steam
                Navigational Company..........       268,495
      36,100  United News & Media plc.........       295,088
      87,700  Vickers plc.....................       347,367
      17,900  Zeneca Group plc................       332,888
                                                 -----------
                                                  14,155,063
                                                 -----------
VENEZUELA (0.1%):
COMMON STOCKS:
      16,810  Mavesa, SA......................        69,340
                                                 -----------
Total Investments (100.0%)
  (cost $86,305,054)                             $90,021,476
                                                 -----------
                                                 -----------

                        * Non-income producing security.
                  `D' Board valued security (cost $1,125,253)
                        representing 1.2% of net assets.
The accompanying notes are an integral part
of the financial statements.           96                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO                                                 OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
COMMON STOCKS (99.4%):
AGRICULTURAL PRODUCTION-CROPS (0.1%):
     5,300    Pioneer Hi-Bred International,
                Inc..........................   $    263,013
                                                ------------
AMUSEMENT & RECREATION SERVICES (0.8%):
     5,800    Harrah's Entertainment,
                Inc.*........................        143,550
    35,800    The Walt Disney Company[DEL]...      2,062,971
                                                ------------
                                                   2,206,521
                                                ------------
APPAREL & ACCESSORY STORES (0.5%):
    12,900    Charming Shoppes, Inc..........         37,088
     8,600    Gap, Inc.......................        338,626
     6,300    Melville Corporation...........        201,600
     5,000    Nordstrom, Inc.................        185,313
    19,300    TJX Companies, Inc.............        260,550
    23,000    The Limited, Inc...............        422,626
                                                ------------
                                                   1,445,803
                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
  FROM FABRICS & SIMILAR MATERIALS (0.1%):
     4,600    V.F. Corporation...............        220,226
                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE
  STATIONS (0.0%):
     5,100    Pep Boys-Manny, Moe & Jack.....        111,563
                                                ------------
AUTOMOTIVE REPAIR, SERVICES, & PARKING
(0.1%):
     8,900    Ryder System, Inc..............        214,713
                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY,
  & MOBILE HOME DEALERS (0.5%):
    32,000    Home Depot, Inc................      1,192,000
    10,700    Lowe's Companies, Inc..........        288,900
                                                ------------
                                                   1,480,900
                                                ------------
BUSINESS SERVICES (3.4%):
     4,900    Autodesk, Inc..................        166,600
     8,100    Automatic Data Processing,
                Inc..........................        579,150
    11,100    C.U.C. International,
                Inc.*[DEL]...................        384,338
     4,800    Cabletron Systems, Inc.*.......        377,400
    14,100    Computer Associates
                International, Inc...........        775,500
     3,500    Computer Sciences
                Corporation*.................        234,063
     6,900    First Data Corporation[DEL]....        456,263
     5,300    Interpublic Group of Companies,
                Inc..........................        205,375
    37,900    Microsoft Corporation*.........      3,790,000
    23,300    Novell, Inc.*..................        384,450
     9,600    Ogden Corporation..............        218,400
    29,000    Oracle Systems Corporation*....      1,265,121
    10,000    Safety Kleen Corporation.......        153,751
     5,800    Sun Microsystems, Inc.*........        452,400
    12,200    UST, Inc.......................        366,000
                                                ------------
                                                   9,808,811
                                                ------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
CHEMICALS & ALLIED PRODUCTS (12.3%):
    51,600    Abbott Laboratories............   $  2,051,100
     6,800    Air Products & Chemicals,
                Inc..........................        351,051
     6,300    Alberto Culver Company.........        197,663
     8,200    Alza Corporation*..............        180,400
    19,900    American Home Products
                Corporation..................      1,763,634
    16,200    Amgen, Inc.*...................        777,600
     4,400    Avon Products, Inc.............        312,951
    16,400    Baxter International, Inc......        633,450
    34,000    Bristol-Myers Squibb Company...      2,592,500
     3,600    Clorox Company.................        258,300
     8,700    Colgate-Palmolive Company......        602,475
     8,900    Dial Corporation...............        216,938
    18,800    Dow Chemical Company...........      1,290,147
    37,100    DuPont (E.I.) De Nemours &
                Company......................      2,314,108
     4,900    Eastman Chemical Company.......        291,550
     6,900    Ecolab, Inc....................        200,100
    19,600    Eli Lilly & Company............      1,893,846
     3,300    FMC Corporation*...............        236,364
    10,800    First Mississippi
                Corporation..................        221,400
     3,700    Goodrich (B.F.) Company........        243,738
     6,700    Great Lakes Chemical
                Corporation[DEL].............        449,739
     7,200    Hercules, Inc..................        384,301
     5,500    International Flavors &
                Fragrances, Inc..............        265,375
    43,300    Johnson & Johnson..............      3,528,950
     4,300    Mallinckrodt Group, Inc........        149,425
    82,100    Merck & Company, Inc...........      4,720,750
     7,100    Monsanto Company...............        743,725
     8,600    Morton International, Inc......        262,300
     4,600    Nalco Chemical Company.........        138,000
    12,400    PPG Industries, Inc............        527,000
     8,200    Praxair, Inc...................        221,400
    45,900    Procter & Gamble Company.......      3,717,900
     3,900    Rohm & Haas Company............        215,475
    24,200    Schering-Plough
                Corporation[DEL].............      1,297,720
     5,500    Sherwin-Williams Company.......        206,938
     7,500    Union Carbide Corporation......        284,063
     9,900    Upjohn Company[DEL]............        502,425
     5,500    W.R. Grace & Company...........        306,625
    10,600    Warner-Lambert Company.........        902,322
                                                ------------
                                                  35,453,748
                                                ------------
COMMUNICATIONS (10.1%):
   106,200    AT&T Corporation...............      6,796,800
    30,100    Airtouch Communications,
                Inc.*........................        857,850
    12,000    Alltel Corporation.............        367,500
    39,900    Ameritech Corporation..........      2,154,600

The accompanying notes are an integral part
of the financial statements.           97                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
COMMUNICATIONS, CONTINUED:
    29,700    Bell Atlantic
                Corporation[DEL].............   $  1,889,659
    33,300    BellSouth Corporation..........      2,547,450
     4,100    CBS, Inc.......................        331,075
    10,800    Capital Cities/ABC, Inc........      1,281,146
    13,100    Comcast Corporation, Class A...        234,164
    65,100    GTE Corporation................      2,685,370
     4,100    King World Productions,
                Inc.*........................        142,989
    45,600    MCI Communications
                Corporation..................      1,137,146
    26,500    NYNEX Corporation..............      1,245,500
    28,400    Pacific Telesis Group..........        862,651
    39,900    SBC Communications, Inc........      2,229,409
    26,600    Sprint Corporation.............      1,024,100
    43,800    Tele-Communications, Inc.*.....        744,600
    29,600    U.S. West, Inc.................      1,409,696
    21,900    Viacom, Inc., Class B*[DEL]....      1,095,000
                                                ------------
                                                  29,036,705
                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS (6.3%):
    31,200    Banc One Corporation...........      1,053,000
     8,600    Bank of Boston Corporation.....        382,700
    12,600    Bank of New York Company,
                Inc.[DEL]....................        529,200
    27,900    BankAmerica Corporation........      1,604,250
     4,800    Bankers Trust New York
                Corporation..................        306,000
     5,800    Barnett Banks, Inc.............        320,450
     8,200    Boatmen's Bancshares, Inc......        311,600
    14,800    Chase Manhattan Corporation....        843,600
    17,200    Chemical Banking Corporation...        978,252
    25,600    Citicorp.......................      1,660,796
     8,300    Corestates Financial
                Corporation..................        301,914
     5,600    First Chicago Corporation......        380,101
     5,000    First Fidelity
                Bancorporation...............        326,876
     4,600    First Interstate Bancorp.......        593,400
    13,600    First Union Corporation[DEL]...        674,902
    10,700    Fleet Financial Group,
                Inc.[DEL]....................        414,625
     3,600    Golden West Financial
                Corporation..................        180,451
     9,200    Great Western Financial
                Corporation..................        208,151
     8,200    H. F. Ahmanson & Company.......        205,000
    14,300    J.P. Morgan & Company, Inc.....      1,102,883
    14,300    KeyCorp........................        482,625
     8,700    Mellon Bank Corporation........        436,089
     9,500    NBD Bancorp, Inc...............        361,000
    10,000    National City Corporation......        308,750
    19,900    NationsBank Corporation[DEL]...      1,308,420
    18,100    PNC Bank Corporation[DEL]......        475,125
     4,300    Republic New York Corporation..        252,088
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
DOMESTIC DEPOSITORY INSTITUTIONS, CONTINUED:
     7,100    Shawmut National Corporation...   $    240,513
     7,500    Suntrust Banks, Inc............        483,750
     8,900    U.S. Bancorp...................        263,663
    14,900    Wachovia Corporation...........        657,465
     3,200    Wells Fargo & Company..........        672,402
                                                ------------
                                                  18,320,041
                                                ------------
EATING & DRINKING PLACES (0.9%):
     9,900    Darden Restaurants, Inc........        112,613
     6,800    Marriott International, Inc....        250,751
    46,600    McDonald's Corporation.........      1,910,600
    18,000    Shoney's, Inc.*................        200,251
     8,800    Wendy's International, Inc.....        174,901
                                                ------------
                                                   2,649,116
                                                ------------
ELECTRIC, GAS, & SANITARY SERVICES (5.0%):
    10,900    American Electric Power
                Company......................        415,563
     7,600    Baltimore Gas & Electric
                Company......................        203,300
    14,300    Browning-Ferris Industries,
                Inc..........................        416,488
     7,900    CINergy Corporation............        224,164
     9,500    Carolina Power & Light
                Company......................        311,125
    10,700    Central & Southwest
                Corporation..................        286,225
     6,300    Coastal Corporation............        203,963
     5,800    Columbia Gas System, Inc.*.....        223,300
    13,400    Consolidated Edison Company of
                New York, Inc................        407,027
     5,300    Consolidated Natural Gas
                Company......................        201,400
     9,300    Detroit Edison Company.........        313,875
     9,900    Dominion Resources, Inc........        393,525
    12,300    Duke Power Company.............        550,425
    10,800    ENSERCH Corporation............        156,600
     5,100    Eastern Enterprises............        152,363
    19,100    Enron Corporation..............        656,565
    13,300    Entergy Corporation............        379,050
    10,600    FPL Group, Inc.................        443,876
     7,400    General Public Utilities.......        231,250
     7,400    Houston Industries, Inc........        343,176
    47,700    Laidlaw, Inc., Class B.........        429,300
    26,800    Niagara Mohawk Power
                Corporation..................        288,100
     6,300    Nicor, Inc.....................        169,313
    30,700    NorAm Energy Corporation.......        237,925
     3,200    Northern States Power Company..        151,200
    11,300    Ohio Edison Company............        258,488
     8,300    Oneok, Inc.....................        202,314
    16,400    PacifiCorp.....................        309,550
    10,100    Pacific Enterprises............        249,975

The accompanying notes are an integral part
of the financial statements.           98                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
ELECTRIC, GAS, & SANITARY SERVICES,
CONTINUED:
    28,900    Pacific Gas & Electric
                Company......................   $    848,933
     7,900    Panhandle Eastern
                Corporation..................        199,475
    11,400    Peco Energy Company............        333,450
     6,400    People's Energy Corporation....        184,000
    14,300    Public Service Enterprise
                Group, Inc...................        420,064
    28,700    Scecorp........................        487,900
     5,200    Sonat, Inc.....................        149,500
    40,900    Southern Company...............        976,483
    13,700    Texas Utilities Company........        503,475
     6,000    Union Electric Company.........        234,000
    29,100    WMX Technologies, Inc..........        818,438
     8,410    Williams Companies, Inc........        324,837
                                                ------------
                                                  14,289,980
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT
(6.9%):
    12,200    AMP, Inc.......................        478,850
     5,600    Advanced Micro Devices,
                Inc.*........................        133,701
     6,800    Cooper Industries, Inc.........        229,500
     6,400    DSC Communications
                Corporation*.................        236,800
    15,700    Emerson Electric Company.......      1,118,620
   113,700    General Electric Company.......      7,191,520
     3,600    Harris Corporation.............        209,251
    55,000    Intel Corporation..............      3,843,121
    14,200    Maytag Corporation.............        269,800
    12,800    Micron Technology, Inc.........        904,000
    39,500    Motorola, Inc..................      2,592,184
     8,300    National Semiconductor
                Corporation*.................        202,313
     6,000    National Service Industries....        178,500
    15,100    Northern Telecom, Ltd..........        543,600
     4,000    Raychem Corporation............        185,501
     8,600    Scientific-Atlanta, Inc........        106,426
     5,800    Tellabs, Inc.*[DEL]............        197,200
    12,600    Texas Instruments, Inc.........        859,950
     2,700    Thomas & Betts Corporation.....        174,488
     4,100    Whirlpool Corporation..........        217,300
                                                ------------
                                                  19,872,625
                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH,
  MANAGEMENT, & RELATED SERVICES (0.2%):
    10,000    Dun & Bradstreet Corporation...        597,500
                                                ------------
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
  & TRANSPORTATION EQUIPMENT (0.8%):
     6,000    Crane Company..................   $    212,250
     5,200    Crown Cork & Seal Company,
                Inc.*........................        181,351
    29,600    Gillette Company...............      1,431,900
     5,250    Parker-Hannifin Corporation....        177,188
     3,600    Snap-On, Inc...................        152,551
     3,600    Stanley Works..................        171,900
                                                ------------
                                                   2,327,140
                                                ------------
FOOD STORES (0.6%):
    14,300    Albertson's, Inc...............        475,475
     8,300    American Stores Company........        247,964
     7,100    Giant Food, Inc., Class A......        228,088
    10,500    Great Atlantic & Pacific Tea
                Company, Inc.................        212,625
     6,600    Kroger Company*................        220,276
     3,900    Winn-Dixie Stores, Inc.........        253,500
                                                ------------
                                                   1,637,928
                                                ------------
FOOD & KINDRED PRODUCTS (7.0%):
     5,100    Adolph Coors Company...........         91,163
    16,900    Anheuser-Busch Companies,
                Inc..........................      1,115,400
    38,272    Archer Daniels Midland
                Company......................        617,137
     5,900    Brown-Forman Corporation.......        224,939
     9,500    CPC International, Inc.........        630,564
    15,000    Campbell Soup Company..........        785,626
    17,700    Conagra, Inc...................        683,663
     9,900    General Mills, Inc.............        568,013
    15,500    Heinz (H.J.) Company...........        720,750
     5,200    Hershey Foods Corporation......        310,700
    13,800    Kellogg Company................        997,050
    52,900    PepsiCo, Inc...................      2,790,470
     7,800    Quaker Oats Company............        266,175
     5,900    Ralston-Ralston Purina Group...        350,314
    36,700    Sara Lee Corporation...........      1,078,058
    23,200    Seagram Company, Ltd...........        835,200
    85,100    The Coca-Cola Company..........      6,116,559
    10,200    Unilever NV[DEL]...............      1,336,200
    10,200    Whitman Corporation............        216,750
     7,400    Wrigley (Wm) Jr. Company.......        344,100
                                                ------------
                                                  20,078,831
                                                ------------
FURNITURE & FIXTURES (0.1%):
     9,000    Masco Corporation..............        253,126
                                                ------------
GENERAL MERCHANDISE STORES (2.3%):
     4,200    Dayton Hudson Corporation......        288,750
     6,800    Dillard Department Stores,
                Inc..........................        184,451
     4,600    Harcourt General, Inc..........        182,276
    13,900    J.C. Penney Company, Inc.......        585,538

The accompanying notes are an integral part
of the financial statements.           99                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
GENERAL MERCHANDISE STORES, CONTINUED:
    24,200    Kmart Corporation..............   $    196,626
    16,600    May Department Stores Company..        651,550
     3,900    Mercantile Stores Company,
                Inc..........................        175,014
    12,700    Price/Costco, Inc.*............        215,900
    24,900    Sears, Roebuck and Company.....        846,600
   154,300    Wal-Mart Stores, Inc...........      3,336,734
     7,800    Woolworth Corporation..........        114,076
                                                ------------
                                                   6,777,515
                                                ------------
HEALTH SERVICES (0.7%):
    11,300    Beverly Enterprises*...........        132,775
    28,800    Columbia HCA Healthcare
                Corporation..................      1,414,801
    11,500    Community Psychiatric
                Centers......................        125,063
     5,800    Manor Care, Inc................        189,950
    10,000    Tenet Healthcare
                Corporation*.................        178,751
                                                ------------
                                                   2,041,340
                                                ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING
  CONSTRUCTION-CONTRACTORS (0.2%):
     5,000    Fluor Corporation..............        282,500
     3,900    Foster Wheeler Corporation.....        146,250
     6,700    Halliburton Company............        278,050
                                                ------------
                                                     706,800
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (0.1%):
     6,400    Circuit City Stores............        213,600
                                                ------------
HOTELS, ROOMING HOUSES, CAMPS, & OTHER
  LODGING PLACES (0.1%):
     2,900    Hilton Hotels Corporation......        194,300
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (5.8%):
    21,300    Amdahl Corporation*............        197,025
     6,800    Apple Computer, Inc............        246,926
    10,800    Applied Materials, Inc.*.......        541,350
     8,200    Baker Hughes, Inc..............        160,926
     7,100    Black & Decker Corporation.....        240,513
     4,800    Briggs & Stratton
                Corporation..................        193,800
     6,300    Brunswick Corporation..........        122,850
    12,600    Caterpillar, Inc...............        707,175
    17,300    Cisco Systems, Inc.*[DEL]......      1,340,750
    16,500    Compaq Computer Corporation*...        919,870
     5,500    Cummins Engine Company, Inc....        193,188
    20,000    Data General Corporation*......        230,000
     4,900    Deer & Company.................        437,938
     8,100    Digital Equipment
                Corporation*.................        438,414
     6,600    Dover Corporation..............        260,700
    10,400    Dresser Industries, Inc........        215,800
     4,800    General Signal Corporation.....        153,000
     6,500    Harnischfeger Industries,
                Inc..........................        204,750
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT, CONTINUED:
    34,300    Hewlett-Packard Company........   $  3,177,033
     6,100    Ingersoll-Rand Company.........        215,788
    15,800    Intergraph Corporation*........        191,577
    38,300    International Business Machines
                Corporation..................      3,724,670
     4,200    McDermott International,
                Inc..........................         66,677
     8,600    Pitney Bowes, Inc..............        375,176
     9,000    Silicon Graphics, Inc.*[DEL]...        299,250
    10,900    Tandem Computers, Inc.*........        122,625
     3,700    Tandy Corporation..............        182,688
    11,500    Tenneco, Inc...................        504,564
     4,900    Timken Company.................        197,225
     5,100    Tyco International, Ltd........        309,825
    15,600    Unisys Corporation*............         87,751
     3,600    Varity Corporation*............        130,500
    20,600    Westinghouse Electric
                Corporation..................        290,977
                                                ------------
                                                  16,681,301
                                                ------------
INSURANCE AGENTS, BROKERS, & SERVICE (0.2%):
     8,200    Alexander & Alexander Services,
                Inc..........................        183,476
     6,300    Marsh & McLennan Companies,
                Inc..........................        515,813
                                                ------------
                                                     699,289
                                                ------------
INSURANCE CARRIERS (3.8%):
     6,600    Aetna Life & Casualty Company..        464,476
    35,598    Allstate Corporation...........      1,308,222
    12,300    American General Corporation...        404,363
    31,850    American International Group...      2,687,341
     4,200    CIGNA Corporation..............        416,327
     5,000    Chubb Corporation..............        449,376
     5,100    General Re Corporation.........        738,863
     3,100    Jefferson-Pilot Corporation....        204,600
     5,500    Lincoln National Corporation...        245,438
     3,800    Loews Corporation..............        557,175
     6,200    Providian Corporation..........        243,350
     3,200    Safeco Corporation.............        205,400
     4,000    St. Paul Companies, Inc........        203,000
     3,900    Torchmark Corporation..........        161,850
       118    Transport Holdings, Inc., Class
                A*...........................          4,633
    23,600    Travelers, Inc.................      1,191,800
     9,900    U.S. Healthcare, Inc...........        381,150
     6,450    USLife Corporation.............        183,825
    12,400    USF&G Corporation..............        207,700
     9,900    United Healthcare
                Corporation..................        525,938
     4,600    Unum Corporation...............        242,076
                                                ------------
                                                  11,026,903
                                                ------------

The accompanying notes are an integral part
of the financial statements.          100                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
LEATHER & LEATHER PRODUCTS (0.0%):
    10,600    Stride Rite Corporation........   $    119,250
                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
(0.1%):
     6,400    Louisiana-Pacific
                Corporation..................        152,800
                                                ------------
MEASURING, ANALYZING, & CONTROLLING
INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS (2.4%):
     5,600    Bard (C.R.), Inc...............        158,200
     3,300    Bausch & Lomb, Inc.............        114,264
     3,800    Becton, Dickinson & Company....        247,000
    14,000    Biomet, Inc.*[DEL].............        232,751
     9,600    Boston Scientific
                Corporation*.................        404,400
    22,900    Eastman Kodak Company..........      1,434,110
     7,900    Honeywell, Inc.................        331,800
     2,700    Johnson Controls, Inc..........        157,275
    10,000    Loral Corporation..............        296,250
    13,600    Medtronic, Inc.................        785,400
     6,200    Millipore Corporation..........        219,325
     4,800    Polaroid Corporation...........        205,200
    16,400    Raytheon Company...............        715,450
     4,500    St. Jude Medical, Inc.*........        239,625
     5,400    Tektronix, Inc.................        319,950
     7,200    U.S. Surgical
                Corporation[DEL].............        176,400
     7,200    Xerox Corporation[DEL].........        934,200
                                                ------------
                                                   6,971,600
                                                ------------
METAL MINING (0.7%):
    22,000    Barrick Gold Corporation.......        508,750
     5,500    Cyprus Amax Minerals Company...        143,688
     9,700    Echo Bay Mines, Ltd............         87,300
     7,651    Firstmiss Gold, Inc.*[DEL].....        137,718
    13,800    Freeport-McMoran Cooper & Gold,
                Inc..........................        313,950
     8,100    Homestake Mining Company.......        124,539
     5,000    Newmont Mining Corporation.....        188,750
    13,700    Placer Dome, Inc...............        299,688
    22,500    Santa Fe Pacific Gold
                Corporation..................        222,188
                                                ------------
                                                   2,026,571
                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES
(0.3%):
     6,900    Hasbro, Inc....................        210,450
     9,700    Jostens, Inc...................        219,463
    12,375    Mattel, Inc....................        355,782
                                                ------------
                                                     785,695
                                                ------------
MISCELLANEOUS RETAIL (0.4%):
     5,600    Longs Drug Stores, Inc.........        224,000
     7,400    Rite Aid Corporation...........        199,800
    17,200    Toys 'R' Us, Inc.*.............        376,251
    14,800    Walgreen Company...............        421,800
                                                ------------
                                                   1,221,851
                                                ------------
MOTION PICTURES (0.2%):
    10,950    Liberty Media Group*...........        269,644
    12,600    Unicom Corporation.............        412,650
                                                ------------
                                                     682,294
                                                ------------
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING
(0.0%):
     2,400    Roadway Services, Inc..........   $    107,400
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%):
    36,400    American Express Company.......      1,478,747
     4,800    Beneficial Corporation.........        235,200
     9,600    Dean Witter Discover &
                Company......................        477,600
    10,600    Federal Home Loan Mortgage
                Corporation..................        734,050
    17,800    Federal National Mortgage
                Association..................      1,866,771
     6,800    Household International,
                Inc..........................        382,500
     7,700    ITT Corporation................        943,250
     8,800    MBNA Corporation...............        324,501
     4,500    Transamerica Corporation.......        304,875
                                                ------------
                                                   6,747,494
                                                ------------
OIL & GAS EXTRACTION (0.8%):
     7,500    Burlington Resources, Inc......        270,000
     6,700    Helmerich & Payne, Inc.........        173,363
    17,400    Occidental Petroleum
                Corporation..................        374,100
    10,600    Oryx Energy Company*...........        121,900
    10,300    Santa Fe Energy Resources,
                Inc.*........................         91,413
    15,300    Schlumberger, Ltd..............        952,420
     4,800    Western Atlas, Inc.*...........        210,600
                                                ------------
                                                   2,193,796
                                                ------------
PAPER & ALLIED PRODUCTS (2.3%):
     5,200    Avery Dennison Corporation.....        232,700
     7,800    Boise Cascade Corporation......        282,750
     5,500    Champion International
                Corporation..................        294,250
       940    Crown Vantage, Inc.*...........         18,683
     5,100    Federal Paper Board Company....        214,200
     5,300    Georgia Pacific Corporation....        437,250
    15,000    International Paper Company....        555,000
     9,400    James River Corporation of
                Virginia[DEL]................        301,977
     9,500    Kimberly-Clark
                Corporation[DEL].............        689,939
     2,700    Mead Corporation...............        155,588
    27,400    Minnesota Mining &
                Manufacturing Company........      1,558,372
     8,600    Scott Paper Company............        457,950
    10,500    Stone Container Corporation....        173,250
     6,200    Temple-Inland, Inc.............        282,100
     4,100    Union Camp Corporation.........        208,589
     4,800    Westvaco Corporation...........        133,202
    12,200    Weyerhaeuser Company...........        538,326
     3,700    Willamette Industries, Inc.....        214,600
                                                ------------
                                                   6,748,726
                                                ------------

The accompanying notes are an integral part
of the financial statements.          101                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
PERSONAL SERVICES (0.2%):
     5,300    H & R Block, Inc...............   $    218,625
     6,000    Service Corporation
                International................        240,751
                                                ------------
                                                     459,376
                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES
(7.7%):
     5,500    Amerada Hess Corporation.......        248,188
    32,400    Amoco Corporation..............      2,069,547
     3,700    Ashland, Inc...................        117,013
    10,600    Atlantic Richfield Company.....      1,131,550
    43,800    Chevron Corporation............      2,047,650
    83,400    Exxon Corporation..............      6,369,670
     2,700    Kerr-McGee Corporation.........        148,838
     2,900    Louisiana Land & Exploration
                Company......................        102,589
    26,400    Mobil Corporation..............      2,659,800
     5,900    Pennzoil Company...............        222,725
    14,800    Phillips Petroleum Company.....        477,300
    36,000    Royal Dutch Petroleum
                Company[DEL].................      4,423,498
     9,300    Sun Company, Inc...............        266,214
    16,800    Texaco, Inc....................      1,144,501
    22,600    USX-Marathon Group, Inc........        401,150
    13,100    Unocal Corporation.............        343,875
                                                ------------
                                                  22,174,108
                                                ------------
PHARMACEUTICAL PREPARATIONS (0.8%):
    41,000    Pfizer, Inc....................      2,352,370
                                                ------------
PRIMARY METAL INDUSTRIES (1.0%):
    13,100    Alcan Aluminum, Ltd.[DEL]......        414,289
    10,200    Aluminum Company of America....        520,200
     5,300    Asarco, Inc....................        170,925
     8,200    Bethlehem Steel
                Corporation*[DEL]............        107,626
    15,000    Engelhard Corporation..........        373,126
     6,800    Inco, Ltd.*....................        233,751
     5,100    Nucor Corporation..............        245,438
     4,200    Phelps Dodge Corporation.......        266,177
     4,200    Reynolds Metals Company........        211,576
     4,800    USX-US Steel Group, Inc........        143,400
    13,800    Worthington Industries, Inc....        229,426
                                                ------------
                                                   2,915,934
                                                ------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES
(1.3%):
     5,100    American Greetings
                Corporation..................        160,650
     4,900    Deluxe Corporation.............        131,688
     5,800    Dow Jones & Company, Inc.......        204,450
     8,200    Gannett Company, Inc...........        445,876
     3,200    Knight-Ridder, Inc.............        177,600
     2,700    McGraw-Hill Companies, Inc.....        221,063
     7,200    Meredith Corporation...........        257,400
     9,200    Moore Corporation, Ltd.........        175,951
     6,300    New York Times Company.........        174,825
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES,
  CONTINUED:
     9,200    R.R. Donnelley & Sons
                Company......................   $    335,800
    27,500    Time Warner, Inc...............      1,003,750
     7,600    Times Mirror Company...........        220,400
     3,900    Tribune Company................        246,189
                                                ------------
                                                   3,755,642
                                                ------------
RAILROAD TRANSPORTATION (1.2%):
    11,452    Burlington Northern Santa Fe
                Corporation[DEL].............        960,537
     6,100    CSX Corporation................        510,875
     7,500    Conrail, Inc...................        515,625
     9,500    Norfolk Southern Corporation...        733,875
    12,300    Union Pacific
                Corporation[DEL].............        804,113
                                                ------------
                                                   3,525,025
                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
(0.7%):
     2,700    Armstrong World Industries,
                Inc..........................        160,313
     6,000    Cooper Tire & Rubber
                Company......................        138,751
     8,200    Goodyear Tire & Rubber
                Company......................        311,600
     7,100    Illinois Tool Works, Inc.......        412,688
     9,200    Nike, Inc......................        522,100
     3,700    Premark International, Inc.....        171,125
     5,300    Reebok International, Ltd......        180,200
     9,500    Rubbermaid, Inc................        248,189
                                                ------------
                                                   2,144,966
                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES, & SERVICE (0.5%):
    11,800    Merrill Lynch & Company,
                Inc..........................        654,900
     5,100    Morgan Stanley Group, Inc......        443,700
     6,300    Salomon, Inc...................        227,588
                                                ------------
                                                   1,326,188
                                                ------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS
(0.3%):
    12,600    Corning, Inc...................        329,175
    14,800    Newell Company.................        357,052
     4,100    Owens-Corning Fiberglas
                Corporation*.................        173,739
                                                ------------
                                                     859,966
                                                ------------
TEXTILE MILL PRODUCTS (0.1%):
     9,500    Fruit of the Loom, Inc., Class
                A*...........................        165,063
     5,800    Russell Corporation............        143,550
                                                ------------
                                                     308,613
                                                ------------
TOBACCO PRODUCTS (1.8%):
    10,700    American Brands, Inc...........        458,763
    56,700    Philip Morris Companies,
                Inc..........................      4,791,150
                                                ------------
                                                   5,249,913
                                                ------------
TRANSPORTATION BY AIR (0.5%):
     4,600    AMR Corporation*...............        303,600
     1,900    Delta Airlines, Inc............        124,689

The accompanying notes are an integral part
of the financial statements.          102                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

CORE TRUST (DELAWARE)
INDEX PORTFOLIO (continued)                                     OCTOBER 31, 1995

--------------------------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------
TRANSPORTATION BY AIR, CONTINUED:
     2,700    Federal Express Corporation*...   $    221,738
     6,300    Pittston Services Group........        173,250
     8,700    Southwest Airlines Company.....        174,000
    33,200    U.S. Air Group, Inc.*..........        452,352
                                                ------------
                                                   1,449,629
                                                ------------
TRANSPORTATION EQUIPMENT (4.4%):
    18,100    Allied-Signal, Inc.............        769,250
    24,800    Boeing Company.................      1,627,501
    25,600    Chrysler Corporation...........      1,321,602
     5,800    Dana Corporation...............        148,626
     4,100    Eaton Corporation..............        210,125
     5,300    Echlin, Inc....................        189,475
     5,300    Fleetwood Enterprises, Inc.....        108,650
    69,000    Ford Motor Company.............      1,983,750
     4,100    General Dynamics Corporation...        227,039
    49,100    General Motors Corporation.....      2,148,120
    13,405    Lockheed Martin Corporation....        913,216
     7,200    McDonnell Douglas Corporation..        588,600
     5,400    Northrop Grumman Corporation...        309,150
     2,700    Paccar, Inc....................        112,725
    12,900    Rockwell International
                Corporation..................        574,050
     3,700    TRW, Inc.......................        243,275
     8,200    Teledyne, Inc..................        203,975
     5,000    Textron, Inc...................        343,750
     7,300    United Technologies
                Corporation..................        647,875
                                                ------------
                                                  12,670,754
                                                ------------
                         SECURITY
  SHARES                DESCRIPTION                VALUE
-----------   -------------------------------   ------------

WHOLESALE TRADE-DURABLE GOODS (0.2%):
     7,200    Genuine Parts Company..........   $    285,300
     2,900    Grainger (W.W.), Inc...........        181,250
     3,200    Potlatch Corporation...........        134,802
                                                ------------
                                                     601,352
                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS (0.3%):
     4,200    Alco Standard
                Corporation[DEL].............        371,700
     8,400    Fleming Companies, Inc.........        190,050
    10,900    Sysco Corporation..............        331,088
                                                ------------
                                                     892,838
                                                ------------
Total Common Stocks
  (cost $233,161,111)                            287,053,489
                                                ------------

REPURCHASE AGREEMENTS (0.6%):
 1,755,721    BA Securities, Inc., 5.875%,
                due 11/1/95, to be
                repurchased at $1,756,008.
                Collateralized by $16,300
                Federal Home Loan Mortgage
                Corporation, 5.875%, due
                11/13/95; $46,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                2/27/96; $48,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                3/29/96; $75,000,000 Federal
                National Mortgage
                Association, 5.875%, due
                5/2/96; $45,000,000 Federal
                Home Loan Bank, 5.875%, due
                1/30/96; $22,000,000 Federal
                Home Loan Bank, 5.875%, due
                2/29/96 (cost $1,755,721)....      1,755,721
                                                ------------
Total Investments (100.0%)
  (cost $234,916,832)                           $288,809,210
                                                ------------
                                                ------------

   * Non-income producing security.
[DEL] Part or all of this investment on loan, see Note 5.
 The accompanying notes are an integral part
 of the financial statements.                              CORE TRUST (DELAWARE)
                                      103

--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------

To the Trustees and Partners of
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of four portfolios of Core Trust (Delaware), Small Company Portfolio, International Portfolio II, International Portfolio and Index Portfolio, (collectively the 'Portfolios') including the schedules of investments as of October 31, 1995, and the related statements of operations, the statements of changes in net assets and financial highlights for the period November 11, 1994 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of October 31, 1995, the results of their operations, changes in their net assets and the financial highlights for the period November 11, 1994 (commencement of operations) to October 31, 1995 in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Boston, Massachusetts
December 27, 1995

                                      104                  CORE TRUST (DELAWARE)


                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'
The delta symbol shall be expressed as [DEL]